UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09729

Name of Fund: iShares Trust

Fund Address:   c/o BlackRock Fund Advisors, 400 Howard Street, San Francisco, CA 94105

Name and address of agent for service: The Corporation Trust Company, 1209 Orange Street, Wilmington, DE 19801

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: 07/31/2026

Date of reporting period: 07/31/2026

Item 1 – Reports to Stockholders

(a) The Reports to Shareholders are attached herewith.
iShares ESG Aware 30/70 Conservative Allocation ETF

EAOK | Cboe BZX Exchange

Annual Shareholder Report — July 31, 2026

This annual shareholder report contains important information about iShares ESG Aware 30/70 Conservative Allocation ETF (the “Fund”) for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares ESG Aware 30/70 Conservative Allocation ETF	$6Footnote Reference(a)	0.06%Footnote Reference(a)
Footnote	Description
Footnote(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

How did the Fund perform last year?

  For the reporting period ended July 31, 2026, the Fund returned 8.61%.

  For the same period, the Bloomberg U.S. Universal Index returned 3.02%, the MSCI All Country World Index (Net) returned 22.11% and the BlackRock ESG Aware Conservative Allocation Index returned 8.66%.

What contributed to performance?

U.S. equities were the largest contributor to the Fund’s return during the reporting period. Semiconductors and semiconductor equipment stocks benefited from robust demand for artificial intelligence (“AI”), cloud computing, and data center infrastructure, with high-performance chipmakers among the standout performers. Technology hardware, storage, and peripherals companies also advanced, supported by resilient consumer demand, improving pricing trends, and growing enterprise and hyperscale storage needs driven by AI-related data growth. International developed stocks also contributed. As the Bank of Japan exited its accommodative interest rate policy, multiple rate hikes lifted borrowing margins and boosted profitability for banking stocks in Japan’s financials sector. In the fixed-income allocation, securitized bonds and Treasury securities positively contributed to the Fund’s return.

What detracted from performance?

There were no significant detractors from the Fund’s performance during the reporting period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: June 12, 2020 through July 31, 2026

Initial Investment of $10,000

Table Summary
	Fund	Bloomberg U.S. Universal Index	MSCI All Country World Index (Net)	BlackRock ESG Aware Conservative Allocation Index
Jun 20	$10,091	$10,039	$10,171	$10,092
Jul 20	$10,350	$10,216	$10,708	$10,351
Aug 20	$10,498	$10,157	$11,364	$10,500
Sep 20	$10,374	$10,139	$10,998	$10,375
Oct 20	$10,269	$10,102	$10,730	$10,269
Nov 20	$10,717	$10,234	$12,053	$10,722
Dec 20	$10,883	$10,269	$12,612	$10,889
Jan 21	$10,835	$10,205	$12,555	$10,842
Feb 21	$10,809	$10,073	$12,846	$10,816
Mar 21	$10,853	$9,956	$13,189	$10,861
Apr 21	$11,027	$10,040	$13,766	$11,033
May 21	$11,094	$10,078	$13,980	$11,103
Jun 21	$11,201	$10,151	$14,164	$11,212
Jul 21	$11,306	$10,253	$14,262	$11,316
Aug 21	$11,380	$10,247	$14,619	$11,390
Sep 21	$11,153	$10,159	$14,015	$11,163
Oct 21	$11,333	$10,151	$14,730	$11,347
Nov 21	$11,262	$10,163	$14,375	$11,275
Dec 21	$11,401	$10,156	$14,950	$11,414
Jan 22	$11,026	$9,934	$14,216	$11,040
Feb 22	$10,835	$9,798	$13,849	$10,849
Mar 22	$10,684	$9,535	$14,149	$10,698
Apr 22	$10,124	$9,180	$13,016	$10,136
May 22	$10,192	$9,230	$13,032	$10,206
Jun 22	$9,825	$9,046	$11,933	$9,837
Jul 22	$10,215	$9,273	$12,766	$10,228
Aug 22	$9,868	$9,032	$12,296	$9,881
Sep 22	$9,301	$8,643	$11,119	$9,313
Oct 22	$9,375	$8,548	$11,790	$9,388
Nov 22	$9,869	$8,867	$12,705	$9,884
Dec 22	$9,657	$8,837	$12,205	$9,671
Jan 23	$10,109	$9,111	$13,080	$10,124
Feb 23	$9,822	$8,887	$12,705	$9,836
Mar 23	$10,092	$9,095	$13,097	$10,106
Apr 23	$10,166	$9,151	$13,285	$10,180
May 23	$10,053	$9,056	$13,143	$10,068
Jun 23	$10,196	$9,042	$13,906	$10,211
Jul 23	$10,309	$9,051	$14,415	$10,326
Aug 23	$10,173	$8,996	$14,012	$10,189
Sep 23	$9,850	$8,782	$13,432	$9,864
Oct 23	$9,655	$8,650	$13,029	$9,670
Nov 23	$10,222	$9,039	$14,231	$10,238
Dec 23	$10,645	$9,382	$14,915	$10,663
Jan 24	$10,627	$9,360	$15,002	$10,645
Feb 24	$10,674	$9,247	$15,646	$10,692
Mar 24	$10,844	$9,338	$16,137	$10,864
Apr 24	$10,529	$9,120	$15,605	$10,548
May 24	$10,799	$9,271	$16,238	$10,819
Jun 24	$10,931	$9,356	$16,600	$10,952
Jul 24	$11,180	$9,568	$16,868	$11,202
Aug 24	$11,368	$9,709	$17,296	$11,391
Sep 24	$11,555	$9,842	$17,698	$11,579
Oct 24	$11,268	$9,619	$17,301	$11,292
Nov 24	$11,502	$9,720	$17,948	$11,528
Dec 24	$11,263	$9,573	$17,523	$11,288
Jan 25	$11,417	$9,631	$18,111	$11,442
Feb 25	$11,555	$9,830	$18,002	$11,582
Mar 25	$11,423	$9,828	$17,291	$11,449
Apr 25	$11,453	$9,863	$17,452	$11,480
May 25	$11,606	$9,813	$18,455	$11,634
Jun 25	$11,902	$9,965	$19,284	$11,931
Jul 25	$11,920	$9,951	$19,545	$11,950
Aug 25	$12,121	$10,071	$20,028	$12,152
Sep 25	$12,354	$10,177	$20,754	$12,387
Oct 25	$12,503	$10,245	$21,218	$12,537
Nov 25	$12,554	$10,306	$21,216	$12,589
Dec 25	$12,555	$10,299	$21,437	$12,590
Jan 26	$12,682	$10,315	$22,073	$12,718
Feb 26	$12,865	$10,472	$22,356	$12,902
Mar 26	$12,462	$10,284	$20,751	$12,497
Apr 26	$12,841	$10,316	$22,862	$12,878
May 26	$13,060	$10,352	$24,042	$13,098
Jun 26	$13,084	$10,379	$23,849	$13,124
Jul 26	$12,945	$10,252	$23,867	$12,985

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
Average Annual Total Returns	1 Year	5 Years	Since Fund Inception
Fund NAV...
	8.61%	2.75%	4.30%
Bloomberg U.S. Universal Index...
	3.02	(0.00)	0.41
MSCI All Country World Index (Net)...
	22.11	10.85	15.24
BlackRock ESG Aware Conservative Allocation Index...
	8.66	2.79	4.35

Key Fund statistics

Table Summary
Net Assets...
$8,380,432
Number of Portfolio Holdings...
6
Net Investment Advisory Fees...
$4,725
Portfolio Turnover Rate...
6%

The inception date of the Fund was June 12, 2020.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of July 31, 2026)

Portfolio composition

All holdings

Table Summary
Asset Class	Percent of Total InvestmentsFootnote Reference(a)
Domestic Fixed Income...
68.4%
Domestic Equity...
21.4
International Equity...
10.2
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
iShares ESG Aware U.S. Aggregate Bond ETF...
68.4%
iShares ESG Aware MSCI USA ETF...
19.4
iShares ESG Aware MSCI EAFE ETF...
6.6
iShares ESG Aware MSCI EM ETF...
3.6
iShares ESG Aware MSCI USA Small-Cap ETF...
2.0
Footnote	Description
Footnote(a)	Excludes money market funds.

Material fund changes

This is a summary of certain changes to the Fund since July 31, 2025.

The Board of Trustees of the Fund approved the liquidation of the Fund. After the close of business on August 12, 2026, the Fund no longer accepted creation orders. Trading in the Fund halted prior to market open on August 13, 2026. Proceeds of the liquidation were sent to shareholders on August 17, 2026.

The contractual fee waiver has been extended through November 29, 2030.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI Inc., Bloomberg Index Services Limited or BlackRock Index Services, LLC and its affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. With the exception of BlackRock Index Services, LLC, who is an affiliate, BlackRock is not affiliated with the companies listed above.

©2026 BlackRock, Inc or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares ESG Aware 30/70 Conservative Allocation ETF

Annual Shareholder Report — July 31, 2026

EAOK-07/26-AR

iShares ESG Aware 40/60 Moderate Allocation ETF

EAOM | Cboe BZX Exchange

Annual Shareholder Report — July 31, 2026

This annual shareholder report contains important information about iShares ESG Aware 40/60 Moderate Allocation ETF (the “Fund”) for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares ESG Aware 40/60 Moderate Allocation ETF	$5Footnote Reference(a)	0.05%Footnote Reference(a)
Footnote	Description
Footnote(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

How did the Fund perform last year?

  For the reporting period ended July 31, 2026, the Fund returned 10.60%.

  For the same period, the Bloomberg U.S. Universal Index returned 3.02%, the MSCI All Country World Index (Net) returned 22.11% and the BlackRock ESG Aware Moderate Allocation Index returned 10.64%.

What contributed to performance?

U.S. equities were the largest contributor to the Fund’s return during the reporting period. Semiconductors and semiconductor equipment stocks benefited from robust demand for artificial intelligence (“AI”), cloud computing, and data center infrastructure, with high-performance chipmakers among the standout performers. Technology hardware, storage, and peripherals companies also advanced, supported by resilient consumer demand, improving pricing trends, and growing enterprise and hyperscale storage needs driven by AI-related data growth. International developed stocks also contributed. As the Bank of Japan exited its accommodative interest rate policy, multiple rate hikes lifted borrowing margins and boosted profitability for banking stocks in Japan’s financials sector. In the fixed-income allocation, securitized bonds and Treasury securities positively contributed to the Fund’s return.

What detracted from performance?

During the reporting period, there were no meaningful detractors from the Fund’s return.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: June 12, 2020 through July 31, 2026

Initial Investment of $10,000

Table Summary
	Fund	Bloomberg U.S. Universal Index	MSCI All Country World Index (Net)	BlackRock ESG Aware Moderate Allocation Index
Jun 20	$10,103	$10,039	$10,171	$10,105
Jul 20	$10,402	$10,216	$10,708	$10,406
Aug 20	$10,629	$10,157	$11,364	$10,630
Sep 20	$10,470	$10,139	$10,998	$10,471
Oct 20	$10,348	$10,102	$10,730	$10,349
Nov 20	$10,915	$10,234	$12,053	$10,920
Dec 20	$11,135	$10,269	$12,612	$11,143
Jan 21	$11,095	$10,205	$12,555	$11,105
Feb 21	$11,115	$10,073	$12,846	$11,124
Mar 21	$11,203	$9,956	$13,189	$11,213
Apr 21	$11,422	$10,040	$13,766	$11,434
May 21	$11,510	$10,078	$13,980	$11,521
Jun 21	$11,631	$10,151	$14,164	$11,641
Jul 21	$11,729	$10,253	$14,262	$11,742
Aug 21	$11,838	$10,247	$14,619	$11,850
Sep 21	$11,563	$10,159	$14,015	$11,578
Oct 21	$11,813	$10,151	$14,730	$11,828
Nov 21	$11,704	$10,163	$14,375	$11,719
Dec 21	$11,886	$10,156	$14,950	$11,905
Jan 22	$11,471	$9,934	$14,216	$11,487
Feb 22	$11,249	$9,798	$13,849	$11,265
Mar 22	$11,143	$9,535	$14,149	$11,159
Apr 22	$10,513	$9,180	$13,016	$10,526
May 22	$10,579	$9,230	$13,032	$10,592
Jun 22	$10,132	$9,046	$11,933	$10,142
Jul 22	$10,580	$9,273	$12,766	$10,593
Aug 22	$10,209	$9,032	$12,296	$10,221
Sep 22	$9,567	$8,643	$11,119	$9,577
Oct 22	$9,717	$8,548	$11,790	$9,728
Nov 22	$10,269	$8,867	$12,705	$10,283
Dec 22	$10,010	$8,837	$12,205	$10,022
Jan 23	$10,523	$9,111	$13,080	$10,536
Feb 23	$10,220	$8,887	$12,705	$10,231
Mar 23	$10,500	$9,095	$13,097	$10,513
Apr 23	$10,584	$9,151	$13,285	$10,597
May 23	$10,469	$9,056	$13,143	$10,482
Jun 23	$10,684	$9,042	$13,906	$10,698
Jul 23	$10,843	$9,051	$14,415	$10,857
Aug 23	$10,674	$8,996	$14,012	$10,688
Sep 23	$10,313	$8,782	$13,432	$10,326
Oct 23	$10,096	$8,650	$13,029	$10,108
Nov 23	$10,735	$9,039	$14,231	$10,749
Dec 23	$11,193	$9,382	$14,915	$11,210
Jan 24	$11,177	$9,360	$15,002	$11,194
Feb 24	$11,293	$9,247	$15,646	$11,311
Mar 24	$11,501	$9,338	$16,137	$11,520
Apr 24	$11,153	$9,120	$15,605	$11,171
May 24	$11,470	$9,271	$16,238	$11,490
Jun 24	$11,625	$9,356	$16,600	$11,646
Jul 24	$11,884	$9,568	$16,868	$11,906
Aug 24	$12,093	$9,709	$17,296	$12,117
Sep 24	$12,304	$9,842	$17,698	$12,329
Oct 24	$12,002	$9,619	$17,301	$12,026
Nov 24	$12,291	$9,720	$17,948	$12,317
Dec 24	$12,021	$9,573	$17,523	$12,046
Jan 25	$12,215	$9,631	$18,111	$12,241
Feb 25	$12,325	$9,830	$18,002	$12,352
Mar 25	$12,133	$9,828	$17,291	$12,159
Apr 25	$12,166	$9,863	$17,452	$12,193
May 25	$12,407	$9,813	$18,455	$12,435
Jun 25	$12,766	$9,965	$19,284	$12,796
Jul 25	$12,803	$9,951	$19,545	$12,833
Aug 25	$13,039	$10,071	$20,028	$13,070
Sep 25	$13,323	$10,177	$20,754	$13,356
Oct 25	$13,508	$10,245	$21,218	$13,542
Nov 25	$13,554	$10,306	$21,216	$13,589
Dec 25	$13,569	$10,299	$21,437	$13,604
Jan 26	$13,744	$10,315	$22,073	$13,781
Feb 26	$13,934	$10,472	$22,356	$13,971
Mar 26	$13,435	$10,284	$20,751	$13,471
Apr 26	$13,972	$10,316	$22,862	$14,010
May 26	$14,276	$10,352	$24,042	$14,315
Jun 26	$14,301	$10,379	$23,849	$14,341
Jul 26	$14,160	$10,252	$23,867	$14,199

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
Average Annual Total Returns	1 Year	5 Years	Since Fund Inception
Fund NAV...
	10.60%	3.84%	5.83%
Bloomberg U.S. Universal Index...
	3.02	(0.00)	0.41
MSCI All Country World Index (Net)...
	22.11	10.85	15.24
BlackRock ESG Aware Moderate Allocation Index...
	10.64	3.87	5.88

Key Fund statistics

Table Summary
Net Assets...
$9,269,482
Number of Portfolio Holdings...
6
Net Investment Advisory Fees...
$3,749
Portfolio Turnover Rate...
8%

The inception date of the Fund was June 12, 2020.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of July 31, 2026)

Portfolio composition

All holdings

Table Summary
Asset Class	Percent of Total InvestmentsFootnote Reference(a)
Domestic Fixed Income...
58.2%
Domestic Equity...
28.3
International Equity...
13.5
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
iShares ESG Aware U.S. Aggregate Bond ETF...
58.2%
iShares ESG Aware MSCI USA ETF...
25.7
iShares ESG Aware MSCI EAFE ETF...
8.8
iShares ESG Aware MSCI EM ETF...
4.7
iShares ESG Aware MSCI USA Small-Cap ETF...
2.6
Footnote	Description
Footnote(a)	Excludes money market funds.

Material fund changes

This is a summary of certain changes to the Fund since July 31, 2025.

The Board of Trustees of the Fund approved the liquidation of the Fund. After the close of business on August 12, 2026, the Fund no longer accepted creation orders. Trading in the Fund halted prior to market open on August 13, 2026. Proceeds of the liquidation were sent to shareholders on August 17, 2026.

The contractual fee waiver has been extended through November 29, 2030.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI Inc., Bloomberg Index Services Limited or BlackRock Index Services, LLC and its affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. With the exception of BlackRock Index Services, LLC, who is an affiliate, BlackRock is not affiliated with the companies listed above.

©2026 BlackRock, Inc or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares ESG Aware 40/60 Moderate Allocation ETF

Annual Shareholder Report — July 31, 2026

EAOM-07/26-AR

iShares ESG Aware 60/40 Balanced Allocation ETF

EAOR | Cboe BZX Exchange

Annual Shareholder Report — July 31, 2026

This annual shareholder report contains important information about iShares ESG Aware 60/40 Balanced Allocation ETF (the “Fund”) for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares ESG Aware 60/40 Balanced Allocation ETF	$4Footnote Reference(a)	0.03%Footnote Reference(a)
Footnote	Description
Footnote(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

How did the Fund perform last year?

  For the reporting period ended July 31, 2026, the Fund returned 14.58%.

  For the same period, the MSCI All Country World Index (Net) returned 22.11%, the Bloomberg U.S. Universal Index returned 3.02% and the BlackRock ESG Aware Balanced Allocation Index returned 14.61% .

What contributed to performance?

U.S. equities were the largest contributor to the Fund’s return during the reporting period. Semiconductors and semiconductor equipment stocks benefited from robust demand for artificial intelligence (“AI”), cloud computing, and data center infrastructure, with high-performance chipmakers among the standout performers. Technology hardware, storage, and peripherals companies also advanced, supported by resilient consumer demand, improving pricing trends, and growing enterprise and hyperscale storage needs driven by AI-related data growth. International developed stocks also contributed. As the Bank of Japan exited its accommodative interest rate policy, multiple rate hikes lifted borrowing margins and boosted profitability for banking stocks in Japan’s financials sector. In emerging markets, South Korea's information technology sector was another beneficiary of the AI boom, due to surging global demand for advanced memory chips, which lifted export volumes, pushed prices sharply higher, and drove record profits and market valuations for the country's leading chipmakers. In the fixed-income allocation, securitized bonds and Treasury securities modestly contributed to the Fund’s return.

What detracted from performance?

During the reporting period, there were no meaningful detractors from the Fund’s return.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: June 12, 2020 through July 31, 2026

Initial Investment of $10,000

Table Summary
	Fund	MSCI All Country World Index (Net)	Bloomberg U.S. Universal Index	BlackRock ESG Aware Balanced Allocation Index
Jun 20	$10,131	$10,171	$10,039	$10,131
Jul 20	$10,508	$10,708	$10,216	$10,512
Aug 20	$10,878	$11,364	$10,157	$10,884
Sep 20	$10,652	$10,998	$10,139	$10,656
Oct 20	$10,500	$10,730	$10,102	$10,504
Nov 20	$11,314	$12,053	$10,234	$11,320
Dec 20	$11,649	$12,612	$10,269	$11,659
Jan 21	$11,629	$12,555	$10,205	$11,639
Feb 21	$11,745	$12,846	$10,073	$11,753
Mar 21	$11,922	$13,189	$9,956	$11,932
Apr 21	$12,243	$13,766	$10,040	$12,254
May 21	$12,367	$13,980	$10,078	$12,380
Jun 21	$12,512	$14,164	$10,151	$12,525
Jul 21	$12,592	$14,262	$10,253	$12,617
Aug 21	$12,786	$14,619	$10,247	$12,801
Sep 21	$12,411	$14,015	$10,159	$12,428
Oct 21	$12,806	$14,730	$10,151	$12,825
Nov 21	$12,616	$14,375	$10,163	$12,634
Dec 21	$12,908	$14,950	$10,156	$12,926
Jan 22	$12,392	$14,216	$9,934	$12,410
Feb 22	$12,100	$13,849	$9,798	$12,119
Mar 22	$12,097	$14,149	$9,535	$12,116
Apr 22	$11,308	$13,016	$9,180	$11,325
May 22	$11,367	$13,032	$9,230	$11,385
Jun 22	$10,741	$11,933	$9,046	$10,754
Jul 22	$11,320	$12,766	$9,273	$11,335
Aug 22	$10,896	$12,296	$9,032	$10,911
Sep 22	$10,090	$11,119	$8,643	$10,102
Oct 22	$10,409	$11,790	$8,548	$10,423
Nov 22	$11,089	$12,705	$8,867	$11,105
Dec 22	$10,727	$12,205	$8,837	$10,741
Jan 23	$11,371	$13,080	$9,111	$11,386
Feb 23	$11,032	$12,705	$8,887	$11,045
Mar 23	$11,338	$13,097	$9,095	$11,352
Apr 23	$11,441	$13,285	$9,151	$11,456
May 23	$11,320	$13,143	$9,056	$11,335
Jun 23	$11,696	$13,906	$9,042	$11,713
Jul 23	$11,956	$14,415	$9,051	$11,974
Aug 23	$11,715	$14,012	$8,996	$11,732
Sep 23	$11,273	$13,432	$8,782	$11,288
Oct 23	$11,005	$13,029	$8,650	$11,019
Nov 23	$11,804	$14,231	$9,039	$11,821
Dec 23	$12,342	$14,915	$9,382	$12,361
Jan 24	$12,332	$15,002	$9,360	$12,351
Feb 24	$12,603	$15,646	$9,247	$12,623
Mar 24	$12,895	$16,137	$9,338	$12,916
Apr 24	$12,475	$15,605	$9,120	$12,495
May 24	$12,900	$16,238	$9,271	$12,922
Jun 24	$13,105	$16,600	$9,356	$13,129
Jul 24	$13,387	$16,868	$9,568	$13,411
Aug 24	$13,645	$17,296	$9,709	$13,671
Sep 24	$13,909	$17,698	$9,842	$13,935
Oct 24	$13,574	$17,301	$9,619	$13,600
Nov 24	$13,993	$17,948	$9,720	$14,021
Dec 24	$13,652	$17,523	$9,573	$13,678
Jan 25	$13,940	$18,111	$9,631	$13,967
Feb 25	$13,981	$18,002	$9,830	$14,009
Mar 25	$13,648	$17,291	$9,828	$13,675
Apr 25	$13,687	$17,452	$9,863	$13,713
May 25	$14,134	$18,455	$9,813	$14,162
Jun 25	$14,638	$19,284	$9,965	$14,668
Jul 25	$14,720	$19,545	$9,951	$14,751
Aug 25	$15,035	$20,028	$10,071	$15,067
Sep 25	$15,436	$20,754	$10,177	$15,470
Oct 25	$15,703	$21,218	$10,245	$15,737
Nov 25	$15,738	$21,216	$10,306	$15,772
Dec 25	$15,786	$21,437	$10,299	$15,822
Jan 26	$16,077	$22,073	$10,315	$16,113
Feb 26	$16,281	$22,356	$10,472	$16,317
Mar 26	$15,554	$20,751	$10,284	$15,588
Apr 26	$16,473	$22,862	$10,316	$16,510
May 26	$16,984	$24,042	$10,352	$17,023
Jun 26	$17,010	$23,849	$10,379	$17,049
Jul 26	$16,866	$23,867	$10,252	$16,905

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
Average Annual Total Returns	1 Year	5 Years	Since Fund Inception
Fund NAV...
	14.58%	6.02%	8.89%
MSCI All Country World Index (Net)...
	22.11	10.85	15.24
Bloomberg U.S. Universal Index...
	3.02	(0.00)	0.41
BlackRock ESG Aware Balanced Allocation Index...
	14.61	6.03	8.94

Key Fund statistics

Table Summary
Net Assets...
$32,640,910
Number of Portfolio Holdings...
6
Net Investment Advisory Fees...
$9,525
Portfolio Turnover Rate...
8%

The inception date of the Fund was June 12, 2020.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of July 31, 2026)

Portfolio composition

All holdings

Table Summary
Asset Class	Percent of Total InvestmentsFootnote Reference(a)
Domestic Equity...
41.8%
Domestic Fixed Income...
38.2
International Equity...
20.0
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
iShares ESG Aware U.S. Aggregate Bond ETF...
38.2%
iShares ESG Aware MSCI USA ETF...
38.0
iShares ESG Aware MSCI EAFE ETF...
13.0
iShares ESG Aware MSCI EM ETF...
7.0
iShares ESG Aware MSCI USA Small-Cap ETF...
3.8
Footnote	Description
Footnote(a)	Excludes money market funds.

Material fund changes

This is a summary of certain changes to the Fund since July 31, 2025.

The Board of Trustees of the Fund approved the liquidation of the Fund. After the close of business on August 12, 2026, the Fund no longer accepted creation orders. Trading in the Fund halted prior to market open on August 13, 2026. Proceeds of the liquidation were sent to shareholders on August 17, 2026.

The contractual fee waiver has been extended through November 29, 2030.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI Inc., Bloomberg Index Services Limited or BlackRock Index Services, LLC and its affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. With the exception of BlackRock Index Services, LLC, who is an affiliate, BlackRock is not affiliated with the companies listed above.

©2026 BlackRock, Inc or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares ESG Aware 60/40 Balanced Allocation ETF

Annual Shareholder Report — July 31, 2026

EAOR-07/26-AR

iShares ESG Aware 80/20 Aggressive Allocation ETF

EAOA | Cboe BZX Exchange

Annual Shareholder Report — July 31, 2026

This annual shareholder report contains important information about iShares ESG Aware 80/20 Aggressive Allocation ETF (the “Fund”) for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares ESG Aware 80/20 Aggressive Allocation ETF	$2Footnote Reference(a)	0.02%Footnote Reference(a)
Footnote	Description
Footnote(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

How did the Fund perform last year?

  For the reporting period ended July 31, 2026, the Fund returned 18.56%.

  For the same period, the MSCI All Country World Index (Net) returned 22.11%, the Bloomberg U.S. Universal Index returned 3.02% and the BlackRock ESG Aware Aggressive Allocation Index returned 18.57%.

What contributed to performance?

U.S. equities were the largest contributor to the Fund’s return during the reporting period. Semiconductors and semiconductor equipment stocks benefited from robust demand for artificial intelligence (“AI”), cloud computing, and data center infrastructure, with high-performance chipmakers among the standout performers. Technology hardware, storage, and peripherals companies also advanced, supported by resilient consumer demand, improving pricing trends, and growing enterprise and hyperscale storage needs driven by AI-related data growth. International developed stocks also contributed. As the Bank of Japan exited its accommodative interest rate policy, multiple rate hikes lifted borrowing margins and boosted profitability for banking stocks in Japan’s financials sector. In emerging markets, South Korea's information technology sector was another beneficiary of the AI boom, due to surging global demand for advanced memory chips, which lifted export volumes, pushed prices sharply higher, and drove record profits and market valuations for the country's leading chipmakers.

What detracted from performance?

There were no material detractors from the Fund’s return during the reporting period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: June 12, 2020 through July 31, 2026

Initial Investment of $10,000

Table Summary
	Fund	MSCI All Country World Index (Net)	Bloomberg U.S. Universal Index	BlackRock ESG Aware Aggressive Allocation Index
Jun 20	$10,154	$10,171	$10,039	$10,157
Jul 20	$10,610	$10,708	$10,216	$10,614
Aug 20	$11,122	$11,364	$10,157	$11,128
Sep 20	$10,828	$10,998	$10,139	$10,835
Oct 20	$10,648	$10,730	$10,102	$10,654
Nov 20	$11,718	$12,053	$10,234	$11,726
Dec 20	$12,174	$12,612	$10,269	$12,186
Jan 21	$12,174	$12,555	$10,205	$12,186
Feb 21	$12,390	$12,846	$10,073	$12,399
Mar 21	$12,662	$13,189	$9,956	$12,673
Apr 21	$13,088	$13,766	$10,040	$13,100
May 21	$13,256	$13,980	$10,078	$13,270
Jun 21	$13,425	$14,164	$10,151	$13,441
Jul 21	$13,509	$14,262	$10,253	$13,523
Aug 21	$13,778	$14,619	$10,247	$13,794
Sep 21	$13,287	$14,015	$10,159	$13,308
Oct 21	$13,848	$14,730	$10,151	$13,870
Nov 21	$13,566	$14,375	$10,163	$13,585
Dec 21	$13,974	$14,950	$10,156	$13,998
Jan 22	$13,349	$14,216	$9,934	$13,372
Feb 22	$12,981	$13,849	$9,798	$13,002
Mar 22	$13,099	$14,149	$9,535	$13,120
Apr 22	$12,132	$13,016	$9,180	$12,151
May 22	$12,184	$13,032	$9,230	$12,203
Jun 22	$11,354	$11,933	$9,046	$11,367
Jul 22	$12,081	$12,766	$9,273	$12,096
Aug 22	$11,600	$12,296	$9,032	$11,614
Sep 22	$10,608	$11,119	$8,643	$10,620
Oct 22	$11,124	$11,790	$8,548	$11,138
Nov 22	$11,944	$12,705	$8,867	$11,959
Dec 22	$11,467	$12,205	$8,837	$11,480
Jan 23	$12,255	$13,080	$9,111	$12,269
Feb 23	$11,878	$12,705	$8,887	$11,890
Mar 23	$12,210	$13,097	$9,095	$12,223
Apr 23	$12,337	$13,285	$9,151	$12,350
May 23	$12,210	$13,143	$9,056	$12,222
Jun 23	$12,771	$13,906	$9,042	$12,785
Jul 23	$13,147	$14,415	$9,051	$13,162
Aug 23	$12,824	$14,012	$8,996	$12,838
Sep 23	$12,291	$13,432	$8,782	$12,303
Oct 23	$11,966	$13,029	$8,650	$11,978
Nov 23	$12,946	$14,231	$9,039	$12,961
Dec 23	$13,572	$14,915	$9,382	$13,590
Jan 24	$13,568	$15,002	$9,360	$13,585
Feb 24	$14,021	$15,646	$9,247	$14,039
Mar 24	$14,410	$16,137	$9,338	$14,429
Apr 24	$13,907	$15,605	$9,120	$13,926
May 24	$14,461	$16,238	$9,271	$14,482
Jun 24	$14,726	$16,600	$9,356	$14,748
Jul 24	$15,031	$16,868	$9,568	$15,054
Aug 24	$15,345	$17,296	$9,709	$15,369
Sep 24	$15,670	$17,698	$9,842	$15,694
Oct 24	$15,301	$17,301	$9,619	$15,325
Nov 24	$15,876	$17,948	$9,720	$15,902
Dec 24	$15,452	$17,523	$9,573	$15,475
Jan 25	$15,854	$18,111	$9,631	$15,877
Feb 25	$15,807	$18,002	$9,830	$15,830
Mar 25	$15,301	$17,291	$9,828	$15,323
Apr 25	$15,344	$17,452	$9,863	$15,366
May 25	$16,041	$18,455	$9,813	$16,065
Jun 25	$16,717	$19,284	$9,965	$16,743
Jul 25	$16,855	$19,545	$9,951	$16,881
Aug 25	$17,262	$20,028	$10,071	$17,290
Sep 25	$17,803	$20,754	$10,177	$17,833
Oct 25	$18,166	$21,218	$10,245	$18,196
Nov 25	$18,184	$21,216	$10,306	$18,214
Dec 25	$18,277	$21,437	$10,299	$18,308
Jan 26	$18,714	$22,073	$10,315	$18,745
Feb 26	$18,930	$22,356	$10,472	$18,961
Mar 26	$17,922	$20,751	$10,284	$17,949
Apr 26	$19,323	$22,862	$10,316	$19,354
May 26	$20,100	$24,042	$10,352	$20,133
Jun 26	$20,126	$23,849	$10,379	$20,159
Jul 26	$19,983	$23,867	$10,252	$20,016

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
Average Annual Total Returns	1 Year	5 Years	Since Fund Inception
Fund NAV...
	18.56%	8.15%	11.94%
MSCI All Country World Index (Net)...
	22.11	10.85	15.24
Bloomberg U.S. Universal Index...
	3.02	(0.00)	0.41
BlackRock ESG Aware Aggressive Allocation Index...
	18.57	8.16	11.98

Key Fund statistics

Table Summary
Net Assets...
$36,943,955
Number of Portfolio Holdings...
6
Net Investment Advisory Fees...
$6,340
Portfolio Turnover Rate...
6%

The inception date of the Fund was June 12, 2020.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of July 31, 2026)

Portfolio composition

All holdings

Table Summary
Asset Class	Percent of Total InvestmentsFootnote Reference(a)
Domestic Equity...
55.0%
International Equity...
26.2
Domestic Fixed Income...
18.8
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
iShares ESG Aware MSCI USA ETF...
50.0%
iShares ESG Aware U.S. Aggregate Bond ETF...
18.8
iShares ESG Aware MSCI EAFE ETF...
17.0
iShares ESG Aware MSCI EM ETF...
9.2
iShares ESG Aware MSCI USA Small-Cap ETF...
5.0
Footnote	Description
Footnote(a)	Excludes money market funds.

Material fund changes

This is a summary of certain changes to the Fund since July 31, 2025.

The Board of Trustees of the Fund approved the liquidation of the Fund. After the close of business on August 12, 2026, the Fund no longer accepted creation orders. Trading in the Fund halted prior to market open on August 13, 2026. Proceeds of the liquidation were sent to shareholders on August 17, 2026.

The contractual fee waiver has been extended through November 29, 2030.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI Inc., Bloomberg Index Services Limited or BlackRock Index Services, LLC and its affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. With the exception of BlackRock Index Services, LLC, who is an affiliate, BlackRock is not affiliated with the companies listed above.

©2026 BlackRock, Inc or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares ESG Aware 80/20 Aggressive Allocation ETF

Annual Shareholder Report — July 31, 2026

EAOA-07/26-AR

iShares MSCI USA Small-Cap Min Vol Factor ETF

SMMV | Cboe BZX Exchange

Annual Shareholder Report — July 31, 2026

This annual shareholder report contains important information about iShares MSCI USA Small-Cap Min Vol Factor ETF (the “Fund”) for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI USA Small-Cap Min Vol Factor ETF	$22	0.20%

How did the Fund perform last year?

  For the reporting period ended July 31, 2026, the Fund returned 15.34%.

  For the same period, the MSCI USA Index returned 19.09% and the MSCI USA Small Cap Minimum Volatility Index returned 15.52%.

What contributed to performance?

During the reporting period, small-cap stocks in the healthcare sector were the largest contributors to the Fund’s return. As large pharmaceutical firms faced upcoming patent expirations on key drugs, many pursued acquisitions of emerging biotechnology companies to strengthen their development pipelines. The resulting increase in merger and acquisition activity, robust clinical trials, and innovative developments supported investor sentiment across the biotechnology subsector. Property and casualty insurance companies in the financials sector also contributed, driven by strong premium growth, improving underwriting profitability, and lower catastrophe losses. In the real estate sector, healthcare real estate investment trusts benefited from improving senior housing fundamentals, higher occupancy, and limited new supply supporting growth in rental income.

What detracted from performance?

There were no material detractors to the Fund’s performance during the reporting period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: September 7, 2016 through July 31, 2026

Initial Investment of $10,000

Table Summary
	Fund	MSCI USA Index	MSCI USA Small Cap Minimum Volatility Index
Sep 16	$9,789	$9,933	$9,786
Oct 16	$9,594	$9,744	$9,585
Nov 16	$10,096	$10,096	$10,098
Dec 16	$10,409	$10,285	$10,418
Jan 17	$10,461	$10,498	$10,468
Feb 17	$10,702	$10,910	$10,713
Mar 17	$10,798	$10,926	$10,811
Apr 17	$11,004	$11,044	$11,020
May 17	$11,048	$11,195	$11,060
Jun 17	$11,158	$11,265	$11,174
Jul 17	$11,251	$11,494	$11,269
Aug 17	$11,251	$11,532	$11,271
Sep 17	$11,466	$11,767	$11,488
Oct 17	$11,600	$12,037	$11,622
Nov 17	$11,978	$12,403	$12,006
Dec 17	$11,860	$12,537	$11,889
Jan 18	$12,032	$13,257	$12,063
Feb 18	$11,591	$12,770	$11,622
Mar 18	$11,865	$12,459	$11,900
Apr 18	$11,996	$12,509	$12,036
May 18	$12,487	$12,814	$12,529
Jun 18	$12,771	$12,901	$12,818
Jul 18	$12,960	$13,364	$13,014
Aug 18	$13,544	$13,807	$13,602
Sep 18	$13,487	$13,870	$13,549
Oct 18	$12,728	$12,907	$12,783
Nov 18	$12,996	$13,158	$13,059
Dec 18	$12,036	$11,973	$12,095
Jan 19	$12,891	$12,958	$12,959
Feb 19	$13,323	$13,391	$13,395
Mar 19	$13,411	$13,639	$13,484
Apr 19	$13,731	$14,186	$13,809
May 19	$13,340	$13,289	$13,420
Jun 19	$13,931	$14,222	$14,017
Jul 19	$14,245	$14,442	$14,338
Aug 19	$14,236	$14,191	$14,335
Sep 19	$14,360	$14,443	$14,461
Oct 19	$14,511	$14,758	$14,612
Nov 19	$14,771	$15,313	$14,873
Dec 19	$14,984	$15,762	$15,088
Jan 20	$14,904	$15,792	$15,017
Feb 20	$13,633	$14,505	$13,736
Mar 20	$10,962	$12,665	$11,051
Apr 20	$11,908	$14,331	$11,997
May 20	$12,357	$15,076	$12,454
Jun 20	$12,317	$15,420	$12,418
Jul 20	$12,716	$16,336	$12,828
Aug 20	$13,035	$17,562	$13,154
Sep 20	$12,463	$16,907	$12,578
Oct 20	$12,583	$16,467	$12,699
Nov 20	$13,736	$18,372	$13,863
Dec 20	$14,527	$19,130	$14,660
Jan 21	$14,844	$18,953	$14,982
Feb 21	$15,381	$19,447	$15,525
Mar 21	$15,834	$20,179	$15,987
Apr 21	$16,393	$21,277	$16,555
May 21	$16,273	$21,380	$16,437
Jun 21	$16,387	$21,975	$16,550
Jul 21	$16,361	$22,494	$16,520
Aug 21	$16,663	$23,158	$16,839
Sep 21	$16,065	$22,065	$16,234
Oct 21	$16,485	$23,604	$16,657
Nov 21	$16,056	$23,366	$16,228
Dec 21	$16,956	$24,290	$17,142
Jan 22	$15,849	$22,914	$16,024
Feb 22	$15,724	$22,243	$15,899
Mar 22	$16,186	$23,025	$16,365
Apr 22	$15,376	$20,938	$15,545
May 22	$15,312	$20,892	$15,484
Jun 22	$14,891	$19,163	$15,061
Jul 22	$15,678	$20,950	$15,859
Aug 22	$15,120	$20,129	$15,291
Sep 22	$13,983	$18,262	$14,141
Oct 22	$15,191	$19,712	$15,365
Nov 22	$15,905	$20,785	$16,083
Dec 22	$15,280	$19,563	$15,461
Jan 23	$15,936	$20,850	$16,113
Feb 23	$15,766	$20,352	$15,951
Mar 23	$15,404	$21,075	$15,581
Apr 23	$15,324	$21,342	$15,498
May 23	$14,688	$21,481	$14,855
Jun 23	$15,263	$22,914	$15,434
Jul 23	$15,660	$23,702	$15,839
Aug 23	$15,289	$23,303	$15,463
Sep 23	$14,782	$22,210	$14,952
Oct 23	$14,521	$21,699	$14,689
Nov 23	$15,274	$23,745	$15,451
Dec 23	$16,039	$24,864	$16,227
Jan 24	$15,910	$25,251	$16,100
Feb 24	$16,413	$26,606	$16,610
Mar 24	$16,909	$27,452	$17,113
Apr 24	$16,292	$26,319	$16,493
May 24	$16,919	$27,576	$17,130
Jun 24	$16,877	$28,562	$17,088
Jul 24	$18,085	$28,921	$18,321
Aug 24	$18,356	$29,618	$18,596
Sep 24	$18,570	$30,256	$18,819
Oct 24	$18,588	$30,032	$18,842
Nov 24	$20,185	$31,912	$20,466
Dec 24	$18,983	$31,100	$19,248
Jan 25	$19,337	$32,047	$19,607
Feb 25	$19,232	$31,542	$19,496
Mar 25	$19,076	$29,696	$19,342
Apr 25	$18,942	$29,544	$19,214
May 25	$19,319	$31,451	$19,595
Jun 25	$19,406	$33,069	$19,686
Jul 25	$19,162	$33,826	$19,438
Aug 25	$19,934	$34,490	$20,217
Sep 25	$20,005	$35,756	$20,292
Oct 25	$19,489	$36,605	$19,771
Nov 25	$20,207	$36,616	$20,504
Dec 25	$20,201	$36,620	$20,502
Jan 26	$20,586	$37,093	$20,890
Feb 26	$21,488	$36,767	$21,809
Mar 26	$20,454	$34,965	$20,763
Apr 26	$21,103	$38,635	$21,423
May 26	$20,766	$40,670	$21,085
Jun 26	$21,667	$40,307	$22,005
Jul 26	$22,102	$40,284	$22,453

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
Average Annual Total Returns	1 Year	5 Years	Since Fund Inception
Fund NAV...
	15.34%	6.20%	8.34%
MSCI USA Index...
	19.09	12.36	15.12
MSCI USA Small Cap Minimum Volatility Index...
	15.52	6.33	8.52

Key Fund statistics

Table Summary
Net Assets...
$288,961,786
Number of Portfolio Holdings...
363
Net Investment Advisory Fees...
$591,152
Portfolio Turnover Rate...
49%

The inception date of the Fund was September 7, 2016.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of July 31, 2026)

Sector allocation

Ten largest holdings

Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(a)
Health Care...
17.5%
Industrials...
14.0
Information Technology...
12.5
Real Estate...
11.3
Financials...
10.6
Consumer Staples...
8.1
Utilities...
7.5
Energy...
6.0
Consumer Discretionary...
5.7
Communication Services...
5.2
Materials...
1.6
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
Omega Healthcare Investors, Inc...
1.5%
Pinnacle West Capital Corp...
1.4
Agree Realty Corp...
1.4
New York Times Co. (The), Class A...
1.3
RenaissanceRe Holdings Ltd...
1.3
Hanover Insurance Group, Inc. (The)...
1.2
IDACORP, Inc...
1.2
CareTrust REIT, Inc...
1.2
OGE Energy Corp...
1.1
Service Corp. International...
1.1
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares MSCI USA Small-Cap Min Vol Factor ETF

Annual Shareholder Report — July 31, 2026

SMMV-07/26-AR

iShares U.S. Equity Factor ETF

LRGF | NYSE Arca

Annual Shareholder Report — July 31, 2026

This annual shareholder report contains important information about iShares U.S. Equity Factor ETF (the “Fund”) for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Equity Factor ETF	$9	0.08%

How did the Fund perform last year?

  For the reporting period ended July 31, 2026, the Fund returned 17.38%.

  For the same period, the S&P Total Market Index returned 19.67% and the STOXX U.S. Equity Factor Index (Spliced) returned 17.53%.

What contributed to performance?

Information technology stocks were the largest contributor to the Fund’s return during the reporting period. In the technology, hardware, storage, and peripherals subsector, companies benefited from resilient consumer demand and continued growth in services. Additionally, technology hardware and data storage companies advanced on improving pricing trends and increased demand for enterprise and hyperscale storage solutions driven by artificial intelligence (“AI”)-related data growth. Semiconductors and semiconductor equipment stocks were supported by robust demand for AI, cloud computing, and data center infrastructure. Makers of high-performance AI chips were standout performers, as their products have become essential infrastructure for cloud providers and businesses adopting AI at scale. In the healthcare sector, pharmaceuticals stocks gained amid strong demand for GLP-1 therapies targeting obesity and diabetes, alongside continued innovation in oncology and immunology.

What detracted from performance?

During the reporting period, software and services stocks detracted from the Fund’s return amid investor concerns that AI tools could disrupt the revenue models of traditional software businesses.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: August 1, 2016 through July 31, 2026

Initial Investment of $10,000

Table Summary
	Fund	S&P Total Market Index	STOXX U.S. Equity Factor Index (Spliced)
Aug 16	$10,060	$10,027	$10,061
Sep 16	$10,103	$10,045	$10,108
Oct 16	$9,919	$9,825	$9,923
Nov 16	$10,529	$10,261	$10,535
Dec 16	$10,756	$10,461	$10,759
Jan 17	$10,977	$10,664	$10,984
Feb 17	$11,372	$11,058	$11,380
Mar 17	$11,301	$11,067	$11,313
Apr 17	$11,390	$11,182	$11,400
May 17	$11,596	$11,296	$11,607
Jun 17	$11,661	$11,399	$11,677
Jul 17	$11,876	$11,615	$11,895
Aug 17	$11,860	$11,636	$11,876
Sep 17	$12,224	$11,920	$12,245
Oct 17	$12,579	$12,179	$12,602
Nov 17	$13,056	$12,548	$13,081
Dec 17	$13,042	$12,675	$13,073
Jan 18	$13,575	$13,347	$13,608
Feb 18	$13,062	$12,853	$13,096
Mar 18	$12,973	$12,598	$13,011
Apr 18	$13,030	$12,643	$13,065
May 18	$13,298	$13,000	$13,336
Jun 18	$13,208	$13,086	$13,250
Jul 18	$13,642	$13,524	$13,684
Aug 18	$14,043	$13,994	$14,092
Sep 18	$13,948	$14,016	$14,000
Oct 18	$12,907	$12,978	$12,956
Nov 18	$13,015	$13,238	$13,065
Dec 18	$11,765	$12,003	$11,809
Jan 19	$12,805	$13,037	$12,858
Feb 19	$13,160	$13,495	$13,216
Mar 19	$13,162	$13,689	$13,222
Apr 19	$13,570	$14,234	$13,634
May 19	$12,539	$13,315	$12,599
Jun 19	$13,537	$14,248	$13,611
Jul 19	$13,695	$14,457	$13,772
Aug 19	$13,337	$14,166	$13,413
Sep 19	$13,684	$14,410	$13,765
Oct 19	$14,057	$14,716	$14,142
Nov 19	$14,545	$15,273	$14,635
Dec 19	$14,850	$15,712	$14,947
Jan 20	$14,669	$15,693	$14,767
Feb 20	$13,467	$14,408	$13,560
Mar 20	$11,460	$12,419	$11,539
Apr 20	$12,799	$14,066	$12,887
May 20	$13,479	$14,821	$13,575
Jun 20	$13,530	$15,162	$13,627
Jul 20	$14,174	$16,019	$14,278
Aug 20	$14,874	$17,170	$14,985
Sep 20	$14,504	$16,538	$14,614
Oct 20	$14,351	$16,186	$14,462
Nov 20	$15,811	$18,164	$15,934
Dec 20	$16,521	$18,979	$16,654
Jan 21	$16,557	$18,918	$16,695
Feb 21	$16,986	$19,524	$17,131
Mar 21	$17,833	$20,203	$17,988
Apr 21	$18,496	$21,241	$18,659
May 21	$18,694	$21,337	$18,866
Jun 21	$18,853	$21,878	$19,031
Jul 21	$19,209	$22,254	$19,395
Aug 21	$19,733	$22,891	$19,927
Sep 21	$18,600	$21,852	$18,782
Oct 21	$19,721	$23,319	$19,916
Nov 21	$19,404	$22,976	$19,600
Dec 21	$20,628	$23,849	$20,840
Jan 22	$19,413	$22,417	$19,618
Feb 22	$19,094	$21,853	$19,297
Mar 22	$19,770	$22,561	$19,983
Apr 22	$18,387	$20,526	$18,586
May 22	$18,458	$20,485	$18,660
Jun 22	$16,920	$18,763	$17,100
Jul 22	$18,521	$20,522	$18,720
Aug 22	$17,851	$19,747	$18,043
Sep 22	$16,254	$17,906	$16,430
Oct 22	$17,626	$19,368	$17,818
Nov 22	$18,623	$20,390	$18,826
Dec 22	$17,580	$19,191	$17,773
Jan 23	$18,706	$20,530	$18,912
Feb 23	$18,318	$20,054	$18,519
Mar 23	$18,770	$20,582	$18,977
Apr 23	$18,914	$20,788	$19,123
May 23	$18,957	$20,878	$19,169
Jun 23	$20,262	$22,309	$20,489
Jul 23	$20,946	$23,113	$21,182
Aug 23	$20,626	$22,660	$20,862
Sep 23	$19,769	$21,575	$19,997
Oct 23	$19,279	$20,994	$19,503
Nov 23	$21,012	$22,964	$21,258
Dec 23	$22,113	$24,193	$22,374
Jan 24	$22,527	$24,460	$22,794
Feb 24	$23,854	$25,789	$24,139
Mar 24	$24,770	$26,623	$25,068
Apr 24	$23,670	$25,449	$23,956
May 24	$24,930	$26,657	$25,235
Jun 24	$25,686	$27,485	$26,001
Jul 24	$26,054	$27,990	$26,376
Aug 24	$26,633	$28,590	$26,965
Sep 24	$27,216	$29,178	$27,558
Oct 24	$27,042	$28,970	$27,385
Nov 24	$28,941	$30,900	$29,310
Dec 24	$28,018	$29,968	$28,376
Jan 25	$28,993	$30,887	$29,367
Feb 25	$28,710	$30,304	$29,082
Mar 25	$26,931	$28,509	$27,280
Apr 25	$26,871	$28,313	$27,220
May 25	$28,525	$30,127	$28,894
Jun 25	$29,945	$31,670	$30,338
Jul 25	$30,607	$32,393	$31,008
Aug 25	$31,208	$33,129	$31,621
Sep 25	$32,367	$34,273	$32,801
Oct 25	$32,834	$35,026	$33,278
Nov 25	$32,616	$35,081	$33,054
Dec 25	$32,631	$35,079	$33,075
Jan 26	$32,741	$35,626	$33,200
Feb 26	$32,498	$35,431	$32,948
Mar 26	$31,115	$33,682	$31,549
Apr 26	$33,908	$37,194	$34,383
May 26	$36,046	$39,117	$36,552
Jun 26	$35,744	$38,976	$36,247
Jul 26	$35,926	$38,766	$36,444

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
Average Annual Total Returns	1 Year	5 Years	10 Years
Fund NAV...
	17.38%	13.34%	13.64%
S&P Total Market Index...
	19.67	11.74	14.51
STOXX U.S. Equity Factor Index (Spliced)...
	17.53	13.45	13.81

Key Fund statistics

Table Summary
Net Assets...
$3,584,565,029
Number of Portfolio Holdings...
297
Net Investment Advisory Fees...
$2,481,304
Portfolio Turnover Rate...
21%

The STOXX U.S. Equity Factor Index (Spliced) reflects the performance of the MSCI USA Diversified Multiple-Factor Index through May 31, 2022 and the STOXX U.S. Equity Factor Index thereafter, which reflect the times when each index was the Underlying Index of the Fund.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of July 31, 2026)

Sector allocation

Ten largest holdings

Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(a)
Information Technology...
35.3%
Financials...
12.4
Consumer Discretionary...
10.7
Communication Services...
9.9
Health Care...
9.7
Industrials...
8.8
Consumer Staples...
4.9
Energy...
3.5
Utilities...
2.0
Materials...
1.6
Real Estate...
1.2
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
NVIDIA Corp...
7.1%
Apple, Inc...
6.5
Microsoft Corp...
4.9
Alphabet, Inc., Class C, NVS...
4.3
Amazon.com, Inc...
3.4
Broadcom, Inc...
3.0
Meta Platforms, Inc., Class A...
1.7
JPMorgan Chase & Co...
1.6
Visa, Inc., Class A...
1.3
Micron Technology, Inc...
1.2
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold, or promoted by S&P Dow Jones Indices LLC, MSCI Inc. or STOXX and its affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares U.S. Equity Factor ETF

Annual Shareholder Report — July 31, 2026

LRGF-07/26-AR

iShares U.S. Small-Cap Equity Factor ETF

SMLF | NYSE Arca

Annual Shareholder Report — July 31, 2026

This annual shareholder report contains important information about iShares U.S. Small-Cap Equity Factor ETF (the “Fund”) for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Small-Cap Equity Factor ETF	$17	0.15%

How did the Fund perform last year?

  For the reporting period ended July 31, 2026, the Fund returned 25.83%.

  For the same period, the S&P Total Market Index returned 19.67% and the STOXX U.S. Small-Cap Equity Factor Index (Spliced) returned 25.93%.

What contributed to performance?

During the reporting period, small-cap stocks in the healthcare sector were the largest contributors to the Fund’s return. As large pharmaceutical firms faced upcoming patent expirations on key drugs, many pursued acquisitions of emerging biotechnology companies to strengthen their development pipelines. The resulting increase in merger and acquisition activity, as well as robust clinical trials and innovative developments, supported investor sentiment across the biotechnology subsector. Across the information technology sector, demand for artificial intelligence (“AI”) data center infrastructure, continued investment in digital infrastructure, and growing adoption of AI applications supported stocks across the sector. Stocks in the industrials sector also benefited from strong demand for data center capacity, which supported investment in power infrastructure, electrical equipment, and related construction and engineering projects.

What detracted from performance?

During the reporting period, software and services stocks detracted from the Fund’s return amid investor concerns that AI tools could disrupt the revenue models of traditional software businesses.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: August 1, 2016 through July 31, 2026

Initial Investment of $10,000

Table Summary
	Fund	S&P Total Market Index	STOXX U.S. Small-Cap Equity Factor Index (Spliced)
Aug 16	$10,064	$10,027	$10,069
Sep 16	$10,145	$10,045	$10,152
Oct 16	$9,854	$9,825	$9,858
Nov 16	$10,940	$10,261	$10,954
Dec 16	$11,358	$10,461	$11,394
Jan 17	$11,329	$10,664	$11,371
Feb 17	$11,419	$11,058	$11,470
Mar 17	$11,423	$11,067	$11,471
Apr 17	$11,586	$11,182	$11,639
May 17	$11,307	$11,296	$11,361
Jun 17	$11,631	$11,399	$11,682
Jul 17	$11,757	$11,615	$11,825
Aug 17	$11,577	$11,636	$11,649
Sep 17	$12,285	$11,920	$12,363
Oct 17	$12,527	$12,179	$12,607
Nov 17	$12,881	$12,548	$12,969
Dec 17	$12,728	$12,675	$12,820
Jan 18	$13,110	$13,347	$13,204
Feb 18	$12,531	$12,853	$12,617
Mar 18	$12,704	$12,598	$12,789
Apr 18	$12,629	$12,643	$12,716
May 18	$13,534	$13,000	$13,624
Jun 18	$13,601	$13,086	$13,695
Jul 18	$13,959	$13,524	$14,067
Aug 18	$14,582	$13,994	$14,707
Sep 18	$14,171	$14,016	$14,297
Oct 18	$12,917	$12,978	$13,033
Nov 18	$13,136	$13,238	$13,259
Dec 18	$11,688	$12,003	$11,794
Jan 19	$12,927	$13,037	$13,049
Feb 19	$13,499	$13,495	$13,630
Mar 19	$13,132	$13,689	$13,264
Apr 19	$13,624	$14,234	$13,764
May 19	$12,434	$13,315	$12,564
Jun 19	$13,237	$14,248	$13,380
Jul 19	$13,477	$14,457	$13,628
Aug 19	$12,862	$14,166	$13,007
Sep 19	$13,157	$14,410	$13,307
Oct 19	$13,503	$14,716	$13,661
Nov 19	$14,005	$15,273	$14,175
Dec 19	$14,240	$15,712	$14,414
Jan 20	$13,845	$15,693	$14,021
Feb 20	$12,451	$14,408	$12,618
Mar 20	$9,900	$12,419	$10,029
Apr 20	$11,116	$14,066	$11,263
May 20	$11,712	$14,821	$11,871
Jun 20	$11,917	$15,162	$12,093
Jul 20	$12,481	$16,019	$12,669
Aug 20	$12,815	$17,170	$13,011
Sep 20	$12,468	$16,538	$12,664
Oct 20	$12,726	$16,186	$12,930
Nov 20	$14,402	$18,164	$14,634
Dec 20	$15,413	$18,979	$15,666
Jan 21	$15,950	$18,918	$16,218
Feb 21	$16,890	$19,524	$17,179
Mar 21	$17,702	$20,203	$18,010
Apr 21	$18,138	$21,241	$18,459
May 21	$18,317	$21,337	$18,649
Jun 21	$18,538	$21,878	$18,879
Jul 21	$18,487	$22,254	$18,832
Aug 21	$18,927	$22,891	$19,286
Sep 21	$18,212	$21,852	$18,562
Oct 21	$19,111	$23,319	$19,482
Nov 21	$18,649	$22,976	$19,018
Dec 21	$19,506	$23,849	$19,896
Jan 22	$18,193	$22,417	$18,565
Feb 22	$18,484	$21,853	$18,866
Mar 22	$18,642	$22,561	$19,032
Apr 22	$17,377	$20,526	$17,745
May 22	$17,941	$20,485	$18,327
Jun 22	$16,065	$18,763	$16,414
Jul 22	$17,706	$20,522	$18,093
Aug 22	$17,096	$19,747	$17,471
Sep 22	$15,381	$17,906	$15,724
Oct 22	$17,350	$19,368	$17,743
Nov 22	$18,272	$20,390	$18,692
Dec 22	$17,164	$19,191	$17,562
Jan 23	$18,787	$20,530	$19,225
Feb 23	$18,527	$20,054	$18,964
Mar 23	$17,759	$20,582	$18,184
Apr 23	$17,479	$20,788	$17,898
May 23	$17,122	$20,878	$17,529
Jun 23	$18,677	$22,309	$19,121
Jul 23	$19,695	$23,113	$20,164
Aug 23	$19,050	$22,660	$19,505
Sep 23	$18,088	$21,575	$18,522
Oct 23	$16,981	$20,994	$17,391
Nov 23	$18,489	$22,964	$18,934
Dec 23	$20,544	$24,193	$21,040
Jan 24	$20,163	$24,460	$20,653
Feb 24	$21,395	$25,789	$21,920
Mar 24	$22,322	$26,623	$22,851
Apr 24	$20,905	$25,449	$21,404
May 24	$21,884	$26,657	$22,410
Jun 24	$21,507	$27,485	$22,025
Jul 24	$23,080	$27,990	$23,640
Aug 24	$22,953	$28,590	$23,513
Sep 24	$23,443	$29,178	$24,019
Oct 24	$23,259	$28,970	$23,834
Nov 24	$25,968	$30,900	$26,615
Dec 24	$23,957	$29,968	$24,557
Jan 25	$24,951	$30,887	$25,578
Feb 25	$23,600	$30,304	$24,195
Mar 25	$22,120	$28,509	$22,681
Apr 25	$21,732	$28,313	$22,285
May 25	$23,145	$30,127	$23,738
Jun 25	$24,220	$31,670	$24,844
Jul 25	$24,703	$32,393	$25,342
Aug 25	$26,031	$33,129	$26,702
Sep 25	$26,582	$34,273	$27,270
Oct 25	$26,572	$35,026	$27,264
Nov 25	$26,923	$35,081	$27,627
Dec 25	$26,845	$35,079	$27,550
Jan 26	$27,921	$35,626	$28,658
Feb 26	$28,383	$35,431	$29,131
Mar 26	$27,150	$33,682	$27,870
Apr 26	$29,603	$37,194	$30,391
May 26	$30,833	$39,117	$31,657
Jun 26	$32,136	$38,976	$33,000
Jul 26	$31,083	$38,766	$31,913

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
Average Annual Total Returns	1 Year	5 Years	10 Years
Fund NAV...
	25.83%	10.95%	12.01%
S&P Total Market Index...
	19.67	11.74	14.51
STOXX U.S. Small-Cap Equity Factor Index (Spliced)...
	25.93	11.13	12.30

Key Fund statistics

Table Summary
Net Assets...
$4,097,443,132
Number of Portfolio Holdings...
934
Net Investment Advisory Fees...
$4,658,014
Portfolio Turnover Rate...
27%

The STOXX U.S. Small-Cap Equity Factor Index (Spliced) reflects the performance of the MSCI USA Small Cap Diversified Multiple-Factor Index through February 28, 2023 and the STOXX U.S. Small-Cap Equity Factor Index thereafter, which reflect the times when each index was the Underlying Index of the Fund.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of July 31, 2026)

Sector allocation

Ten largest holdings

Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(a)
Industrials...
19.8%
Information Technology...
16.3
Financials...
16.2
Health Care...
14.2
Consumer Discretionary...
11.6
Real Estate...
5.3
Energy...
4.3
Materials...
3.9
Communication Services...
3.2
Consumer Staples...
3.0
Utilities...
2.2
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
EMCOR Group, Inc...
1.0%
Interactive Brokers Group, Inc., Class A...
0.8
nVent Electric plc...
0.8
Flex Ltd...
0.8
Jabil, Inc...
0.8
Astera Labs, Inc...
0.7
Tapestry, Inc...
0.7
Natera, Inc...
0.6
Williams-Sonoma, Inc...
0.6
Mueller Industries, Inc...
0.6
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold, or promoted by S&P Dow Jones Indices LLC, MSCI Inc. or STOXX and its affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares U.S. Small-Cap Equity Factor ETF

Annual Shareholder Report — July 31, 2026

SMLF-07/26-AR

iShares U.S. Tech Breakthrough Multisector ETF

TECB | NYSE Arca

Annual Shareholder Report — July 31, 2026

This annual shareholder report contains important information about iShares U.S. Tech Breakthrough Multisector ETF (the “Fund”) for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Tech Breakthrough Multisector ETF	$33	0.30%

How did the Fund perform last year?

  For the reporting period ended July 31, 2026, the Fund returned 21.62%.

  For the same period, the ICE U.S. 3000 Index returned 20.03% and the NYSE FactSet U.S. Tech Breakthrough Index returned 21.96%.

What contributed to performance?

During the reporting period, the information technology sector was the leading contributor to the Fund’s return. Semiconductors and semiconductor equipment stocks benefited from robust demand for artificial intelligence (“AI”), cloud computing, and data center infrastructure. In the technology, hardware, storage, and peripherals subsector, companies benefited from resilient consumer demand and continued growth in services. Additionally, technology hardware and data storage companies advanced on improving pricing trends and increased demand for enterprise and hyperscale storage solutions driven by AI-related data growth. Companies in the healthcare sector also contributed. As large pharmaceutical firms faced upcoming patent expirations on key drugs, many pursued acquisitions of emerging biotechnology companies to strengthen their development pipelines. The resulting increase in merger and acquisition activity, as well as robust clinical trials and innovative developments, supported investor sentiment across both the biotechnology and pharmaceuticals subsectors.

What detracted from performance?

During the reporting period, software and services stocks detracted from the Fund’s return amid investor concerns that AI tools could disrupt the revenue models of traditional software businesses.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: January 8, 2020 through July 31, 2026

Initial Investment of $10,000

Table Summary
	Fund	ICE U.S. 3000 Index	NYSE FactSet U.S. Tech Breakthrough Index
Jan 20	$10,087	$9,921	$10,089
Feb 20	$9,683	$9,106	$9,689
Mar 20	$8,984	$7,851	$8,989
Apr 20	$10,305	$8,892	$10,317
May 20	$11,132	$9,369	$11,146
Jun 20	$11,626	$9,593	$11,645
Jul 20	$12,273	$10,135	$12,299
Aug 20	$13,396	$10,869	$13,427
Sep 20	$12,815	$10,472	$12,848
Oct 20	$12,275	$10,248	$12,310
Nov 20	$13,575	$11,496	$13,619
Dec 20	$14,083	$12,018	$14,131
Jan 21	$14,147	$11,971	$14,197
Feb 21	$14,292	$12,347	$14,346
Mar 21	$14,184	$12,781	$14,241
Apr 21	$15,043	$13,444	$15,110
May 21	$14,907	$13,500	$14,974
Jun 21	$16,081	$13,849	$16,159
Jul 21	$16,535	$14,093	$16,622
Aug 21	$17,394	$14,495	$17,490
Sep 21	$16,507	$13,846	$16,603
Oct 21	$17,279	$14,774	$17,381
Nov 21	$17,179	$14,557	$17,291
Dec 21	$16,844	$15,121	$16,956
Jan 22	$15,118	$14,213	$15,222
Feb 22	$14,396	$13,856	$14,496
Mar 22	$14,675	$14,305	$14,781
Apr 22	$12,671	$13,009	$12,765
May 22	$12,401	$12,977	$12,495
Jun 22	$11,343	$11,893	$11,432
Jul 22	$12,449	$13,009	$12,550
Aug 22	$11,820	$12,530	$11,919
Sep 22	$10,545	$11,361	$10,634
Oct 22	$11,359	$12,293	$11,458
Nov 22	$11,935	$12,921	$12,044
Dec 22	$11,061	$12,162	$11,165
Jan 23	$12,440	$13,004	$12,560
Feb 23	$12,263	$12,696	$12,383
Mar 23	$13,457	$13,033	$13,593
Apr 23	$13,272	$13,165	$13,409
May 23	$14,518	$13,221	$14,672
Jun 23	$15,349	$14,125	$15,516
Jul 23	$15,970	$14,633	$16,147
Aug 23	$15,730	$14,345	$15,909
Sep 23	$14,831	$13,660	$15,003
Oct 23	$14,436	$13,299	$14,607
Nov 23	$16,440	$14,544	$16,577
Dec 23	$17,411	$15,319	$17,562
Jan 24	$18,208	$15,484	$18,371
Feb 24	$19,227	$16,312	$19,404
Mar 24	$19,442	$16,838	$19,625
Apr 24	$18,262	$16,102	$18,438
May 24	$19,232	$16,866	$19,423
Jun 24	$20,442	$17,401	$20,652
Jul 24	$19,936	$17,721	$20,143
Aug 24	$20,465	$18,097	$20,682
Sep 24	$20,867	$18,467	$21,093
Oct 24	$20,925	$18,323	$21,157
Nov 24	$22,352	$19,536	$22,606
Dec 24	$21,669	$18,946	$21,921
Jan 25	$22,448	$19,540	$22,715
Feb 25	$21,745	$19,159	$22,008
Mar 25	$19,956	$18,032	$20,202
Apr 25	$20,549	$17,907	$20,808
May 25	$21,880	$19,050	$22,162
Jun 25	$23,383	$20,025	$23,690
Jul 25	$23,566	$20,482	$23,881
Aug 25	$23,753	$20,951	$24,073
Sep 25	$24,642	$21,678	$24,980
Oct 25	$25,948	$22,163	$26,311
Nov 25	$25,048	$22,225	$25,404
Dec 25	$24,890	$22,212	$25,250
Jan 26	$24,466	$22,573	$24,826
Feb 26	$23,446	$22,449	$23,795
Mar 26	$22,699	$21,342	$23,042
Apr 26	$26,050	$23,559	$26,451
May 26	$30,003	$24,783	$30,476
Jun 26	$29,385	$24,694	$29,855
Jul 26	$28,659	$24,585	$29,126

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
Average Annual Total Returns	1 Year	5 Years	Since Fund Inception
Fund NAV...
	21.62%	11.63%	17.40%
ICE U.S. 3000 Index...
	20.03	11.77	14.69
NYSE FactSet U.S. Tech Breakthrough Index...
	21.96	11.87	17.70

Key Fund statistics

Table Summary
Net Assets...
$462,220,916
Number of Portfolio Holdings...
176
Net Investment Advisory Fees...
$1,339,264
Portfolio Turnover Rate...
15%

The inception date of the Fund was January 8, 2020.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of July 31, 2026)

Sector allocation

Ten largest holdings

Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(a)
Information Technology...
56.2%
Health Care...
12.5
Communication Services...
11.6
Financials...
10.1
Consumer Discretionary...
5.9
Real Estate...
1.7
Industrials...
1.3
Energy...
0.7
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
Palo Alto Networks, Inc...
4.6%
Microsoft Corp...
4.5
Amazon.com, Inc...
4.4
Merck & Co., Inc...
4.3
Visa, Inc., Class A...
4.3
Advanced Micro Devices, Inc...
4.1
Apple, Inc...
4.0
NVIDIA Corp...
3.9
Alphabet, Inc., Class A...
3.9
Meta Platforms, Inc., Class A...
3.8
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold, or promoted by ICE Data Indices, LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares U.S. Tech Breakthrough Multisector ETF

Annual Shareholder Report — July 31, 2026

TECB-07/26-AR

(b) Not Applicable.

Item 2 – Code of Ethics – The registrant has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. During the period covered by this report, the registrant has not amended the code of ethics and there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, by calling 1-800-474-2737.
Item 3 – Audit Committee Financial Expert – The registrant’s board of trustees (the “board of trustees”), has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:

Richard L. Fagnani
Laura F. Fergerson

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of trustees in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of trustees.

Item 4 – Principal Accountant Fees and Services

The principal accountant fees disclosed in items 4(a), 4(b), 4(c), 4(d) and 4(g) are for the eight series of the registrant for which the fiscal year-end is July 31, 2026 (the “Funds”), and whose annual financial statements are reported in Item 1.
(a) Audit Fees – The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Funds’ annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $88,100 for the fiscal year ended July 31, 2025 and $88,100 for the fiscal year ended July 31, 2026.
(b) Audit-Related Fees – There were no fees billed for the fiscal years ended July 31, 2025 and July 31, 2026 for assurance and related services by the principal accountant that were reasonably related to the performance of the audit of the Funds’ financial statements and are not reported under (a) of this Item.
(c) Tax Fees – The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning for the Funds were $77,600 for the fiscal year ended July 31, 2025 and $77,600 for the fiscal year ended July 31, 2026. These services related to the review of the Funds’ tax returns and excise tax calculations.
(d) All Other Fees – There were no other fees billed in each of the fiscal years ended July 31, 2025 and July 31, 2026 for products and services provided by the principal accountant, other than the services reported in (a) through (c) of this Item.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The registrant’s audit committee charter, as amended, provides that the audit committee is responsible for the approval, prior to appointment, of the engagement of the principal accountant to annually audit and provide their opinion on the registrant’s financial statements. The audit committee must also approve, prior to appointment, the engagement of the principal accountant to provide non-audit services to the registrant or to any entity controlling, controlled by or under common control with the registrant’s investment adviser (“Adviser Affiliate”) that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant.

(e)(2)  None of the services described in each of Items 4(b) through (d) were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(f) Not Applicable
(g) The aggregate non-audit fees billed by the registrant’s principal accountant for services rendered to the Funds, and rendered to the registrant’s investment adviser, and any Adviser Affiliate that provides ongoing services to the registrant for the last two fiscal years were $77,600 for the fiscal year ended July 31, 2025 and $77,600 for the fiscal year ended July 31, 2026.
              (h) The registrant’s audit committee has considered whether the provision of non-audit services rendered to the registrant’s investment adviser and any Adviser Affiliate that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, if any, is compatible with maintaining the principal accountant’s independence, and has determined that the provision of these services, if any, does not compromise the principal accountant’s independence.
               (i) – Not Applicable
               (j) – Not Applicable

Item 5 –  Audit Committee of Listed Registrant
(a)    The following individuals are members of the registrant’s separately designated standing Committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934 (15 U.S.C. 78c(a)(58)(A)):

Richard L. Fagnani
Laura F. Fergerson
John E. Martinez

(b)    Not Applicable
Item 6 – Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.
Item 7 – Financial Statements and Financial Highlights for Open-End Management Investment Companies

              (a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.
July 31, 2026
2026 Annual Financial
Statements and Additional
Information
iShares Trust
iShares ESG Aware 80/20 Aggressive Allocation ETF | EAOA | Cboe BZX Exchange
iShares ESG Aware 60/40 Balanced Allocation ETF | EAOR | Cboe BZX Exchange
iShares ESG Aware 30/70 Conservative Allocation ETF | EAOK | Cboe BZX Exchange
iShares ESG Aware 40/60 Moderate Allocation ETF | EAOM | Cboe BZX Exchange

Table of Contents
Page
2

Schedule of Investments
July 31, 2026
iShares
®
ESG Aware 80/20 Aggressive Allocation ETF
Schedule of Investments
3
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Security Shares Value
Investment Companies
Domestic Equity — 54.9%
(a)
iShares ESG Aware MSCI USA ETF ....... 112,582 $ 18,424,045
iShares ESG Aware MSCI USA Small-Cap ETF 34,583 1,857,799
20,281,844
Domestic Fixed Income — 18.8%
iShares ESG Aware U.S. Aggregate Bond
ETF
(a)
.......................... 148,955 6,948,751
International Equity — 26.2%
(a)
iShares ESG Aware MSCI EAFE ETF ...... 60,102 6,292,679
iShares ESG Aware MSCI EM ETF ........ 65,765 3,388,213
9,680,892
Total Long-Term Investments — 99.9%
(Cost: $ 27,579,703 ) ................................. 36,911,487
Security Shares Value
Short-Term Securities
Money Market Funds — 0 .1%
BlackRock Cash Funds: Treasury, SL Agency
Shares , 3.65%
(a) (b)
.................. 36,406 $ 36,406
Total Short-Term Securities — 0 .1%
(Cost: $ 36,406 ) .................................. 36,406
Total Investments — 100 .0%
(Cost: $ 27,616,109 ) ............................... 36,947,893
Liabilities in Excess of Other Assets — (0.0) % ............. (3,938)
Net Assets — 100.0% ............................... $ 36,943,955
(a)
Affiliate of the Fund.
(b)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
07/31/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/26
Shares
Held at
07/31/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares
(a)
............ $ — $ 997
(b)
$ — $ (997) $ — $ — — $ 8,724
(c)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 30,429 5,977
(b)
— — — 36,406 36,406 1,825 —
iShares ESG Aware MSCI
EAFE ETF ........... 5,222,748 627,038 (623,251) 96,361 969,783 6,292,679 60,102 206,289 —
iShares ESG Aware MSCI EM
ETF ................ 2,574,647 381,829 (366,373) 58,341 739,769 3,388,213 65,765 73,717 —
iShares ESG Aware MSCI USA
ETF ................ 16,010,680 1,849,297 (2,389,330) 480,189 2,473,209 18,424,045 112,582 177,176 —
iShares ESG Aware MSCI USA
Small-Cap ETF ........ 1,476,121 197,731 (239,237) 36,149 387,035 1,857,799 34,583 17,911 —
iShares ESG Aware U.S.
Aggregate Bond ETF .... 5,546,866 2,018,564 (509,483) 802 (107,998) 6,948,751 148,955 259,431 —
$ 670,845 $ 4,461,798 $ 36,947,893 $ 745,073 $ —
— —
(a)
As of period end, the entity is no longer held.
(b)
Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

2026
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
July 31, 2026
iShares
®
ESG Aware 80/20 Aggressive Allocation ETF
4
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Investment Companies ..................................... $ 36,911,487 $ — $ — $ 36,911,487
Short-Term Securities
Money Market Funds ...................................... 36,406 — — 36,406
$ 36,947,893 $ — $ — $ 36,947,893

Schedule of Investments
July 31, 2026
iShares
®
ESG Aware 60/40 Balanced Allocation ETF
Schedule of Investments
5
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Security Shares Value
Investment Companies
Domestic Equity — 41.7%
(a)
iShares ESG Aware MSCI USA ETF ....... 75,711 $ 12,390,105
iShares ESG Aware MSCI USA Small-Cap ETF 23,257 1,249,366
13,639,471
Domestic Fixed Income — 38.2%
iShares ESG Aware U.S. Aggregate Bond
ETF
(a)
.......................... 267,125 12,461,381
International Equity — 20.0%
(a)
iShares ESG Aware MSCI EAFE ETF ...... 40,419 4,231,870
iShares ESG Aware MSCI EM ETF ........ 44,227 2,278,575
6,510,445
Total Long-Term Investments — 99.9%
(Cost: $ 28,182,479 ) ................................. 32,611,297
Security Shares Value
Short-Term Securities
Money Market Funds — 0 .1%
BlackRock Cash Funds: Treasury, SL Agency
Shares , 3.65%
(a) (b)
.................. 31,959 $ 31,959
Total Short-Term Securities — 0 .1%
(Cost: $ 31,959 ) .................................. 31,959
Total Investments — 100 .0%
(Cost: $ 28,214,438 ) ............................... 32,643,256
Liabilities in Excess of Other Assets — (0.0) % ............. (2,346)
Net Assets — 100.0% ............................... $ 32,640,910
(a)
Affiliate of the Fund.
(b)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
07/31/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/26
Shares
Held at
07/31/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares
(a)
............ $ — $ 879
(b)
$ — $ (879) $ — $ — — $ 5,872
(c)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 20,961 10,998
(b)
— — — 31,959 31,959 1,290 —
iShares ESG Aware MSCI
EAFE ETF ........... 2,933,132 1,207,985 (561,662) 82,113 570,302 4,231,870 40,419 131,640 —
iShares ESG Aware MSCI EM
ETF ................ 1,445,933 632,716 (289,838) 46,022 443,742 2,278,575 44,227 46,784 —
iShares ESG Aware MSCI USA
ETF ................ 8,991,544 3,550,386 (2,021,491) 365,383 1,504,283 12,390,105 75,711 110,797 —
iShares ESG Aware MSCI USA
Small-Cap ETF ........ 829,013 356,903 (201,577) 27,098 237,929 1,249,366 23,257 11,144 —
iShares ESG Aware U.S.
Aggregate Bond ETF .... 8,306,975 5,304,813 (934,310) (8,211) (207,886) 12,461,381 267,125 430,253 —
$ 511,526 $ 2,548,370 $ 32,643,256 $ 737,780 $ —
— —
(a)
As of period end, the entity is no longer held.
(b)
Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

2026
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
July 31, 2026
iShares
®
ESG Aware 60/40 Balanced Allocation ETF
6
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Investment Companies ..................................... $ 32,611,297 $ — $ — $ 32,611,297
Short-Term Securities
Money Market Funds ...................................... 31,959 — — 31,959
$ 32,643,256 $ — $ — $ 32,643,256

Schedule of Investments
July 31, 2026
iShares
®
ESG Aware 30/70 Conservative Allocation ETF
Schedule of Investments
7
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Security Shares Value
Investment Companies
Domestic Equity — 21.3%
(a)
iShares ESG Aware MSCI USA ETF ....... 9,946 $ 1,627,663
iShares ESG Aware MSCI USA Small-Cap ETF 3,055 164,114
1,791,777
Domestic Fixed Income — 68.4%
iShares ESG Aware U.S. Aggregate Bond
ETF
(a)
.......................... 122,818 5,729,460
International Equity — 10.2%
(a)
iShares ESG Aware MSCI EAFE ETF ...... 5,310 555,957
iShares ESG Aware MSCI EM ETF ........ 5,810 299,331
855,288
Total Long-Term Investments — 99.9%
(Cost: $ 8,599,309 ) ................................. 8,376,525
Security Shares Value
Short-Term Securities
Money Market Funds — 0 .1%
BlackRock Cash Funds: Treasury, SL Agency
Shares , 3.65%
(a) (b)
.................. 7,999 $ 7,999
Total Short-Term Securities — 0 .1%
(Cost: $ 7,999 ) ................................... 7,999
Total Investments — 100 .0%
(Cost: $ 8,607,308 ) ................................ 8,384,524
Liabilities in Excess of Other Assets — (0.0) % ............. (4,092)
Net Assets — 100.0% ............................... $ 8,380,432
(a)
Affiliate of the Fund.
(b)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
07/31/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/26
Shares
Held at
07/31/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares
(a)
............ $ — $ 157
(b)
$ — $ (157) $ — $ — — $ 737
(c)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 7,995 4
(b)
— — — 7,999 7,999 403 —
iShares ESG Aware MSCI
EAFE ETF ........... 584,689 92,720 (223,298) 30,480 71,366 555,957 5,310 19,258 —
iShares ESG Aware MSCI EM
ETF ................ 288,255 47,236 (113,770) 13,161 64,449 299,331 5,810 6,846 —
iShares ESG Aware MSCI USA
ETF ................ 1,792,558 268,230 (723,390) 160,428 129,837 1,627,663 9,946 17,054 —
iShares ESG Aware MSCI USA
Small-Cap ETF ........ 165,265 27,893 (69,830) 7,848 32,938 164,114 3,055 1,729 —
iShares ESG Aware U.S.
Aggregate Bond ETF .... 5,796,063 1,460,197 (1,443,320) 11,807 (95,287) 5,729,460 122,818 230,172 —
$ 223,567 $ 203,303 $ 8,384,524 $ 276,199 $ —
— —
(a)
As of period end, the entity is no longer held.
(b)
Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

2026
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
July 31, 2026
iShares
®
ESG Aware 30/70 Conservative Allocation ETF
8
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Investment Companies ..................................... $ 8,376,525 $ — $ — $ 8,376,525
Short-Term Securities
Money Market Funds ...................................... 7,999 — — 7,999
$ 8,384,524 $ — $ — $ 8,384,524

Schedule of Investments
July 31, 2026
iShares
®
ESG Aware 40/60 Moderate Allocation ETF
Schedule of Investments
9
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Security Shares Value
Investment Companies
Domestic Equity — 28.3%
(a)
iShares ESG Aware MSCI USA ETF ....... 14,551 $ 2,381,271
iShares ESG Aware MSCI USA Small-Cap ETF 4,469 240,075
2,621,346
Domestic Fixed Income — 58.1%
iShares ESG Aware U.S. Aggregate Bond
ETF
(a)
.......................... 115,508 5,388,448
International Equity — 13.5%
(a)
iShares ESG Aware MSCI EAFE ETF ...... 7,767 813,205
iShares ESG Aware MSCI EM ETF ........ 8,499 437,868
1,251,073
Total Long-Term Investments — 99.9%
(Cost: $ 8,885,161 ) ................................. 9,260,867
Security Shares Value
Short-Term Securities
Money Market Funds — 0 .1%
BlackRock Cash Funds: Treasury, SL Agency
Shares , 3.65%
(a) (b)
.................. 8,999 $ 8,999
Total Short-Term Securities — 0 .1%
(Cost: $ 8,999 ) ................................... 8,999
Total Investments — 100 .0%
(Cost: $ 8,894,160 ) ................................ 9,269,866
Liabilities in Excess of Other Assets — (0.0) % ............. (384)
Net Assets — 100.0% ............................... $ 9,269,482
(a)
Affiliate of the Fund.
(b)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
07/31/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/26
Shares
Held at
07/31/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares
(a)
............ $ — $ 168
(b)
$ — $ (168) $ — $ — — $ 1,212
(c)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 5,736 3,263
(b)
— — — 8,999 8,999 375 —
iShares ESG Aware MSCI
EAFE ETF ........... 576,833 209,448 (92,862) 6,018 113,768 813,205 7,767 23,654 —
iShares ESG Aware MSCI EM
ETF ................ 284,309 109,789 (45,157) 1,094 87,833 437,868 8,499 8,387 —
iShares ESG Aware MSCI USA
ETF ................ 1,768,228 617,792 (343,731) 27,171 311,811 2,381,271 14,551 20,273 —
iShares ESG Aware MSCI USA
Small-Cap ETF ........ 163,038 61,586 (32,944) 1,106 47,289 240,075 4,469 2,043 —
iShares ESG Aware U.S.
Aggregate Bond ETF .... 3,675,483 1,890,154 (92,111) (6,305) (78,773) 5,388,448 115,508 177,176 —
$ 28,916 $ 481,928 $ 9,269,866 $ 233,120 $ —
— —
(a)
As of period end, the entity is no longer held.
(b)
Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

2026
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
July 31, 2026
iShares
®
ESG Aware 40/60 Moderate Allocation ETF
10
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Investment Companies ..................................... $ 9,260,867 $ — $ — $ 9,260,867
Short-Term Securities
Money Market Funds ...................................... 8,999 — — 8,999
$ 9,269,866 $ — $ — $ 9,269,866

Statements of Assets and Liabilities
July 31, 2026
11
Statements of Assets and Liabilities
See notes to financial statements.
iShares ESG
Aware 80/20
Aggressive
Allocation ETF
iShares ESG
Aware 60/40
Balanced
Allocation ETF
iShares ESG
Aware 30/70
Conservative
Allocation ETF
iShares ESG
Aware 40/60
Moderate
Allocation ETF
ASSETS
Investments, at value — affiliated
(a)
............................................ $ 36,947,893 $ 32,643,256 $ 8,384,524 $ 9,269,866
Receivables: – – – –
Securities lending income — affiliated ........................................ — — — 17
Dividends — affiliated ................................................... 157 142 30 38
Total a ssets ...........................................................
36,948,050 32,643,398 8,384,554 9,269,921
LIABILITIES
Payables: – – – –
Investment advisory fees ................................................. 624 958 404 372
Other liabilities .........................................................
3,471 1,530 3,718 67
Total li abilities ..........................................................
4,095 2,488 4,122 439
Commitments and contingent liabilities — — — —
NET ASSETS ..........................................................
$ 36,943,955 $ 32,640,910 $ 8,380,432 $ 9,269,482
NET ASSETS CONSIST OF:
Paid-in capital .......................................................... $ 27,783,404 $ 28,325,646 $ 8,679,628 $ 8,959,725
Accumulated earnings (loss) ................................................ 9,160,551 4,315,264 (299,196) 309,757
NET ASSETS ..........................................................
$ 36,943,955 $ 32,640,910 $ 8,380,432 $ 9,269,482
NET ASSET VALUE
Shares outstanding ......................................................
825,000 875,000 300,000 300,000
Net asset value .........................................................
$ 44.78 $ 37.30 $ 27.93 $ 30.90
Shares authorized .......................................................
Unlimited Unlimited Unlimited Unlimited
Par value .............................................................
None None None None
(a)
  Investments, at cost — affiliated ......................................... $ 27,616,109 $ 28,214,438 $ 8,607,308 $ 8,894,160

Statements of Operations

Year Ended July 31, 2026
2026
iShares Annual Financial Statements and Additional Information
12
See notes to financial statements.
iShares ESG
Aware 80/20
Aggressive
Allocation ETF
iShares ESG
Aware 60/40
Balanced
Allocation ETF
iShares ESG
Aware 30/70
Conservative
Allocation ETF
iShares ESG
Aware 40/60
Moderate
Allocation ETF
INVESTMENT INCOME – – – –
Dividends — affiliated ............................................. $ 736,349 $ 731,908 $ 275,462 $ 231,908
Interest — unaffiliated ............................................. 227 223 — 40
Securities lending income — affiliated — net ............................. 8,724 5,872 737 1,212
Total investment income .............................................
745,300 738,003 276,199 233,160
EXPENSES
Investment advisory .............................................. 62,125 51,205 15,278 13,955
Total e xpenses ...................................................
62,125 51,205 15,278 13,955
Less: – – – –
Investment advisory fees waived ..................................... (55,785) (41,680) (10,553) (10,206)
Total ex penses after fees waived .......................................
6,340 9,525 4,725 3,749
Net investment income ..............................................
738,960 728,478 271,474 229,411
REALIZED AND UNREALIZED GAIN (LOSS) $ 5,132,643 $ 3,059,895 $ 426,869 $ 510,844
Net realized gain from:
Investments — affiliated ......................................... $ 72,938 $ 87,965 $ 43,387 $ 28,916
In-kind redemptions — affiliated
(a)
................................... 597,907 423,561 180,180 —
670,845 511,526 223,567 28,916
Net change in unrealized appreciation (depreciation) on:
Investments — affiliated ......................................... 4,461,798 2,548,370 203,303 481,928
Net realized and unrealized gain .......................................
5,132,643 3,059,896 426,870 510,844
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..............
$ 5,871,603 $ 3,788,374 $ 698,344 $ 740,255
(a)
See Note 2 of the Notes to Financial Statements.

Statements of Changes in Net Assets
13
Statements of Changes in Net Assets
See notes to financial statements.
iShares ESG Aware 80/20 Aggressive Allocation
ETF
iShares ESG Aware 60/40 Balanced Allocation
ETF
Year Ended
07/31/26
Year Ended
07/31/25
Year Ended
07/31/26
Year Ended
07/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................ $ 738,960 $ 629,462 $ 728,478 $ 545,761
Net realized gain ................................................ 670,845 724,246 511,526 1,036,305
Net change in unrealized appreciation (depreciation) ........................ 4,461,798 2,080,929 2,548,370 469,918
Net increase in net assets resulting from operations ...........................
5,871,603 3,434,637 3,788,374 2,051,984
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders .................
(737,528) (629,128) (727,339) (544,556)
CAPITAL SHARE TRANSACTIONS
$ – $ – $ – $ –
Net increase (decrease) in net assets derived from capital share transactions .........
951,147 (63,415) 7,053,450 784,817
NET ASSETS
Total increase in net assets ........................................... 6,085,222 2,742,094 10,114,485 2,292,245
Beginning of year ..................................................
30,858,733 28,116,639 22,526,425 20,234,180
End of year ......................................................
$ 36,943,955 $ 30,858,733 $ 32,640,910 $ 22,526,425
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Statements of Changes in Net Assets
(continued)
2026
iShares Annual Financial Statements and Additional Information
14
See notes to financial statements.
iShares ESG Aware 30/70 Conservative
Allocation ETF
iShares ESG Aware 40/60 Moderate Allocation
ETF
Year Ended
07/31/26
Year Ended
07/31/25
Year Ended
07/31/26
Year Ended
07/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................ $ 271,474 $ 272,592 $ 229,411 $ 197,870
Net realized gain ................................................ 223,567 32,211 28,916 180,736
Net change in unrealized appreciation (depreciation) ........................ 203,303 244,496 481,928 126,718
Net increase in net assets resulting from operations ...........................
698,344 549,299 740,255 505,324
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders .................
(271,552) (272,607) (228,890) (197,698)
CAPITAL SHARE TRANSACTIONS
$ – $ – $ – $ –
Net increase (decrease) in net assets derived from capital share transactions .........
(681,238) (1,957) 2,284,629 (22,225)
NET ASSETS
Total increase (decrease) in net assets ................................... (254,446) 274,735 2,795,994 285,401
Beginning of year ..................................................
8,634,878 8,360,143 6,473,488 6,188,087
End of year ......................................................
$ 8,380,432 $ 8,634,878 $ 9,269,482 $ 6,473,488
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)
15
Financial Highlights
iShares ESG Aware 80/20 Aggressive Allocation ETF
Year Ended
07/31/26
Year Ended
07/31/25
Year Ended
07/31/24
Year Ended
07/31/23
Year Ended
07/31/22
Net asset value, beginning of year .................................
$ 38.57  $ 35.15  $ 31.42  $ 29.48  $ 33.57
Net investment income
(a)
........................................
0 .90  0 .79  0 .72  0 .61  0 .58
Net realized and unrealized gain (loss)
(b)
..............................
6.20  3.42  3.72  1.94  (4.10)
Net increase (decrease) from investment operations ....................... 7.10  4.21  4.44  2.55  (3.52)
Distributions from net investment income
(c)
........................... (0.89) (0.79) (0.71) (0.61) (0.57)
Net asset value, end of year ...................................... $ 44.78  $ 38.57  $ 35.15  $ 31.42  $ 29.48
Total Return
(d)
Based on net asset value ......................................... 18.56% 12.13% 14.34% 8.82% (10.57)%
Ratios to Average Net Assets
(e)
Total expen ses ................................................
0.18% 0.18% 0.18% 0.18% 0.18%
Total expenses after fees waived ....................................
0.02% 0.02% 0.02% 0.02% 0.02%
Net investment income ...........................................
2.14% 2.17% 2.22% 2.10% 1.81%
Supplemental Data
Net assets, end of year (000) ....................................... $ 36,944  $ 30,859  $ 28,117  $ 25,137  $ 20,639
Portfolio turnover rate
(f)
........................................... 6% 3% 4% 4% 2%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2026
iShares Annual Financial Statements and Additional Information
16
iShares ESG Aware 60/40 Balanced Allocation ETF
Year Ended
07/31/26
Year Ended
07/31/25
Year Ended
07/31/24
Year Ended
07/31/23
Year Ended
07/31/22
Net asset value, beginning of year .................................
$ 33.37  $ 31.13  $ 28.51  $ 27.62  $ 31.24
Net investment income
(a)
........................................
0 .92  0 .81  0 .75  0 .62  0 .50
Net realized and unrealized gain (loss)
(b)
..............................
3.90  2.25  2.61  0.89  (3.64)
Net increase (decrease) from investment operations ....................... 4.82  3.06  3.36  1.51  (3.14)
Distributions from net investment income
(c)
........................... (0.89) (0.82) (0.74) (0.62) (0.48)
Net asset value, end of year ...................................... $ 37.30  $ 33.37  $ 31.13  $ 28.51  $ 27.62
Total Return
(d)
Based on net asset value ......................................... 14.58% 9.96% 11.97% 5.62% (10.11)%
Ratios to Average Net Assets
(e)
Total expen ses ................................................
0.18% 0.18% 0.18% 0.18% 0.18%
Total expenses after fees waived ....................................
0.03% 0.04% 0.04% 0.04% 0.04%
Net investment income ...........................................
2.56% 2.55% 2.59% 2.30% 1.68%
Supplemental Data
Net assets, end of year (000) ....................................... $ 32,641  $ 22,526  $ 20,234  $ 17,107  $ 13,812
Portfolio turnover rate
(f)
........................................... 8% 4% 6% 5% 4%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
17
Financial Highlights
iShares ESG Aware 30/70 Conservative Allocation ETF
Year Ended
07/31/26
Year Ended
07/31/25
Year Ended
07/31/24
Year Ended
07/31/23
Year Ended
07/31/22
Net asset value, beginning of year .................................
$ 26.57  $ 25.72  $ 24.47  $ 24.85  $ 27.97
Net investment income
(a)
........................................
0 .88  0 .83  0 .76  0 .58  0 .38
Net realized and unrealized gain (loss)
(b)
..............................
1.38  0.85  1.25  (0.37) (3.06)
Net increase (decrease) from investment operations ....................... 2.26  1.68  2.01  0.21  (2.68)
Distributions from net investment income
(c)
........................... (0.90) (0.83) (0.76) (0.59) (0.44)
Net asset value, end of year ...................................... $ 27.93  $ 26.57  $ 25.72  $ 24.47  $ 24.85
Total Return
(d)
Based on net asset value ......................................... 8.61% 6.62% 8.44% 0.93% (9.65)%
Ratios to Average Net Assets
(e)
Total expen ses ................................................
0.18% 0.18% 0.18% 0.18% 0.18%
Total expenses after fees waived ....................................
0.06% 0.06% 0.06% 0.06% 0.06%
Net investment income ...........................................
3.20% 3.18% 3.11% 2.42% 1.41%
Supplemental Data
Net assets, end of year (000) ....................................... $ 8,380  $ 8,635  $ 8,360  $ 7,341  $ 8,697
Portfolio turnover rate
(f)
........................................... 6% 3% 4% 4% 3%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2026
iShares Annual Financial Statements and Additional Information
18
iShares ESG Aware 40/60 Moderate Allocation ETF
Year Ended
07/31/26
Year Ended
07/31/25
Year Ended
07/31/24
Year Ended
07/31/23
Year Ended
07/31/22
Net asset value, beginning of year .................................
$ 28.77  $ 27.50  $ 25.83  $ 25.81  $ 29.05
Net investment income
(a)
........................................
0 .90  0 .84  0 .76  0 .59  0 .42
Net realized and unrealized gain (loss)
(b)
..............................
2.12  1.26  1.67  0.02  (3.25)
Net increase (decrease) from investment operations ....................... 3.02  2.10  2.43  0.61  (2.83)
Distributions from net investment income
(c)
........................... (0.89) (0.83) (0.76) (0.59) (0.41)
Net asset value, end of year ...................................... $ 30.90  $ 28.77  $ 27.50  $ 25.83  $ 25.81
Total Return
(d)
Based on net asset value ......................................... 10.60% 7.74% 9.60% 2.48% (9.79)%
Ratios to Average Net Assets
(e)
Total expen ses ................................................
0.18% 0.18% 0.18% 0.18% 0.18%
Total expenses after fees waived ....................................
0.05% 0.05% 0.05% 0.05% 0.05%
Net investment income ...........................................
2.96% 2.99% 2.93% 2.37% 1.51%
Supplemental Data
Net assets, end of year (000) ....................................... $ 9,269  $ 6,473  $ 6,188  $ 5,167  $ 5,162
Portfolio turnover rate
(f)
........................................... 8% 5% 6% 5% 15%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Notes to Financial Statements
19
Notes to Financial Statements
1. ORGANIZATION
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The
Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
Each Fund is a fund of funds and seeks to achieve its investment objective by investing primarily in other iShares funds (each, an “underlying fund” and collectively, the
“underlying funds”). The financial statements, including the accounting policies, and Schedules of Investments for the underlying funds are available on iShares.com and should be read in conjunction with the Funds’ financial statements.
2. Significant Accounting Policies
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition : For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions from the underlying funds, if any, are recorded on the ex-dividend date. Interest income is recognized daily on an accrual basis.
Cash: The Funds may maintain cash at their custodian, which at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds.
Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The
Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
Segment Reporting: The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within each Fund’s financial statements.
Recent Accounting Standard: The Funds adopted Financial Accounting Standards Board Update 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax
Disclosures (“ASU 2023-09”) during the period. ASU 2023-09 enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The
Funds’ adoption of the new standard did not have a material impact on financial statement disclosures and did not affect each Fund’s financial position or results of operations.
3. Investment Valuation and Fair Value Measurements
Investment Valuation Policies:  Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the
Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust  (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
iShares ETF
Diversification
Classification
ESG Aware 80/20 Aggressive Allocation ..................................................................................... Diversified
ESG Aware 60/40 Balanced Allocation ....................................................................................... Diversified
ESG Aware 30/70 Conservative Allocation .................................................................................... Diversified
ESG Aware 40/60 Moderate Allocation ...................................................................................... Diversified

Notes to Financial Statements
(continued)
2026
iShares Annual Financial Statements and Additional Information
20
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Shares of underlying exchange-traded closed-end funds or other exchange-traded funds (“ETFs”) are valued at their most recent closing price. ETFs and closed-end funds traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid (long positions) or ask (short positions) price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).
The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. Securities and Other Investments
Securities Lending:  Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. Investment Advisory Agreement and Other Transactions with Affiliates
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the  Trust , BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except ( i ) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees ).

Notes to Financial Statements
(continued)
21
Notes to Financial Statements
For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee of 0.18%, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund.
Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses, if any, is a fund’s total annual operating expenses. Total expenses as shown in the Statements of Operations does not include acquired fund fees and expenses.
BFA has contractually agreed to waive a portion of its investment advisory fees in an amount equal to the acquired fund fees and expenses, if any, attributable to investments by each Fund in other series of the Trust and iShares, Inc., provided that the waiver be no greater than each Fund's investment advisory fee, through November 29, 2030.
These amounts are included in investment advisory fees waived in the Statements of Operations. For the year ended July 31, 2026, the amounts waived in investment advisory fees pursuant to this arrangement were as follows:
Distributor: BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Index Provider: BlackRock Index Services, LLC, an affiliate of BFA, created, sponsors and publishes the underlying index used by each Fund. Each Fund uses its underlying index at no charge pursuant to a license agreement between BlackRock Index Services, LLC (or one or more of its affiliates) and the Trust, on behalf of the Funds.
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A.
(“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds:
Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash
Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock
Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares
ETF Complex in that calendar year exceeds a specific threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year
85% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the year ended July
31, 2026, the Funds paid BTC the following amounts for securities lending agent services:
Trustees and Officers: Certain trustees  and/or officers of the  Trust  are directors and/or officers of BlackRock or its affiliates.
Other Transactions: Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
iShares ETF Amounts Waived
ESG Aware 80/20 Aggressive Allocation ..................................................................................... $ 55,785
ESG Aware 60/40 Balanced Allocation ....................................................................................... 41,680
ESG Aware 30/70 Conservative Allocation .................................................................................... 10,553
ESG Aware 40/60 Moderate Allocation ...................................................................................... 10,206
iShares ETF Amounts
ESG Aware 80/20 Aggressive Allocation ......................................................................................... $ 2,905
ESG Aware 60/40 Balanced Allocation ........................................................................................... 1,923
ESG Aware 30/70 Conservative Allocation ........................................................................................ 281
ESG Aware 40/60 Moderate Allocation .......................................................................................... 382

Notes to Financial Statements
(continued)
2026
iShares Annual Financial Statements and Additional Information
22
6. Purchases and Sales
For the year ended July 31, 2026, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
For the year ended July 31, 2026, in-kind transactions were as follows:
7. Income Tax Information
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal
Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of July 31, 2026, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of July 31, 2026, permanent differences attributable to realized gains (losses) from in-kind redemptions were reclassified to the following accounts:
The tax character of distributions paid was as follows:
As of July 31, 2026, the tax components of accumulated earnings (loss) were as follows:
(a)
Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis net unrealized gains (losses) were attributable primarily to the tax deferral of losses on wash sales.
iShares ETF Purchases Sales
ESG Aware 80/20 Aggressive Allocation ...................................................................... $ 2,045,163 $ 2,048,018
ESG Aware 60/40 Balanced Allocation ........................................................................ 2,199,287 2,200,385
ESG Aware 30/70 Conservative Allocation ..................................................................... 510,840 509,337
ESG Aware 40/60 Moderate Allocation ....................................................................... 607,600 606,805
iShares ETF
In-kind
Purchases
In-kind
Sales
ESG Aware 80/20 Aggressive Allocation ...................................................................... $ 3,029,296 $ 2,079,657
ESG Aware 60/40 Balanced Allocation ........................................................................ 8,853,518 1,808,493
ESG Aware 30/70 Conservative Allocation ..................................................................... 1,385,439 2,064,272
ESG Aware 40/60 Moderate Allocation ....................................................................... 2,281,169 —
iShares ETF Paid-in Capital
Accumulated
Earnings (Loss)
ESG Aware 80/20 Aggressive Allocation ........................................................... $ 597,907 $ (597,907)
ESG Aware 60/40 Balanced Allocation ............................................................. 423,561 (423,561)
ESG Aware 30/70 Conservative Allocation .......................................................... 179,880 (179,880)
iShares ETF
Year Ended
07/31/26
Year Ended
07/31/25
ESG Aware 80/20 Aggressive Allocation
Ordinary income ...................................................................................... $ 737,528 $ 629,128
ESG Aware 60/40 Balanced Allocation
Ordinary income ...................................................................................... $ 727,339 $ 544,556
ESG Aware 30/70 Conservative Allocation
Ordinary income ...................................................................................... $ 271,552 $ 272,607
ESG Aware 40/60 Moderate Allocation
Ordinary income ...................................................................................... $ 228,890 $ 197,698
iShares ETF
Undistributed
Ordinary
Income
Non-Expiring
Capital Loss
Carryforwards
(a)
Net Unrealized
Gains (Losses)
(b)
Total
ESG Aware 80/20 Aggressive Allocation ......................................... $ 2,790 $ (102,294) $ 9,260,055 $ 9,160,551
ESG Aware 60/40 Balanced Allocation ........................................... 3,032 (86,117) 4,398,349 4,315,264
ESG Aware 30/70 Conservative Allocation ........................................ 410 (71,977) (227,629) (299,196)
ESG Aware 40/60 Moderate Allocation .......................................... 779 (57,265) 366,243 309,757

Notes to Financial Statements
(continued)
23
Notes to Financial Statements
For the year ended July 31, 2026, the Funds listed below utilized the following amounts of their respective capital loss carryforwards:
As of July 31, 2026, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
8. Principal Risks
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Funds are not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Counterparty Credit Risk:  The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
9. Capital Share Transactions
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
iShares ETF Utilized
ESG Aware 80/20 Aggressive Allocation ..................................................................................... $ 84,749
ESG Aware 60/40 Balanced Allocation ....................................................................................... 96,817
ESG Aware 30/70 Conservative Allocation .................................................................................... 43,387
ESG Aware 40/60 Moderate Allocation ...................................................................................... 30,518
iShares ETF Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
ESG Aware 80/20 Aggressive Allocation .................................. $ 27,687,838 $ 10,013,705 $ (753,650) $ 9,260,055
ESG Aware 60/40 Balanced Allocation ................................... 28,244,907 5,259,476 (861,127) 4,398,349
ESG Aware 30/70 Conservative Allocation ................................. 8,612,153 739,633 (967,262) (227,629)
ESG Aware 40/60 Moderate Allocation ................................... 8,903,623 946,008 (579,765) 366,243

Notes to Financial Statements
(continued)
2026
iShares Annual Financial Statements and Additional Information
24
Transactions in capital shares were as follows:
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming
Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized
Participant, each Fund’s custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund
Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or
Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
10. Subsequent Events
Management’s evaluation of the impact of all subsequent events on the Funds' financial statements was completed through the date the financial statements were available to be issued and the following item was noted:
Planned Fund Liquidation:  The Board of Trustees of  each Fund  approved the liquidation of  each  Fund. After the close of business on August 12, 2026,   each  Fund no longer
accepted creation orders. Trading in  each Fund halted prior to market open on August 13, 2026. Proceeds of the liquidation were sent to shareholders on August 17, 2026.
Year Ended
07/31/26
Year Ended
07/31/25
iShares ETF Shares Amount Shares Amount
ESG Aware 80/20 Aggressive Allocation
Shares sold 75,000 $ 3,033,467 100,000 $ 3,573,583
Shares redeemed
(50,000) (2,082,320) (100,000) (3,636,998)
25,000 $ 951,147 — $ (63,415)
ESG Aware 60/40 Balanced Allocation
Shares sold 250,000 $ 8,865,161 250,000 $ 7,887,380
Shares redeemed
(50,000) (1,811,711) (225,000) (7,102,563)
200,000 $ 7,053,450 25,000 $ 784,817
ESG Aware 30/70 Conservative Allocation
Shares sold 50,000 $ 1,386,405 25,000 $ 644,937
Shares redeemed
(75,000) (2,067,643) (25,000) (646,894)
(25,000) $ (681,238) — $ (1,957)
ESG Aware 40/60 Moderate Allocation
Shares sold 75,000 $ 2,284,629 75,000 $ 2,080,132
Shares redeemed
— — (75,000) (2,102,357)
75,000 $ 2,284,629 — $ (22,225)

Report of Independent Registered Public Accounting Firm
25
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of
iShares Trust and Shareholders of each of the four funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (four of the funds constituting iShares Trust, hereafter collectively referred to as the "Funds") as of July 31, 2026, the related statements of operations for the year ended July 31, 2026, the statements of changes in net assets for each of the two years in the period ended July 31, 2026, including the related notes, and the financial highlights for each of the five years in the period ended July 31, 2026 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of July 31, 2026, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended July 31, 2026 and each of the financial highlights for each of the five years in the period ended July 31, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the
PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.
Our procedures included confirmation of securities owned as of July 31, 2026 by correspondence with the custodian and transfer agent. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
September 23, 2026
We have served as the auditor of one or more BlackRock investment companies since 2000.
iShares ESG Aware 80/20 Aggressive Allocation ETF
iShares ESG Aware 60/40 Balanced Allocation ETF
iShares ESG Aware 30/70 Conservative Allocation ETF
iShares ESG Aware 40/60 Moderate Allocation ETF

Important Tax Information
(unaudited)
2026
iShares Annual Financial Statements and Additional Information
26
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified dividend income for individuals for the fiscal year ended July 31, 2026:
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified business income for individuals for the fiscal year ended July 31, 2026:
The Funds hereby designate the following amounts, or maximum amounts allowable by law, of distributions from direct federal obligation interest for the fiscal year ended July
31, 2026:
The Funds intend to pass through to their shareholders the following amounts, or maximum amounts allowable by law, of foreign source income earned and foreign taxes paid for the fiscal year ended July 31, 2026:
The following percentages, or maximum percentages allowable by law, of ordinary income distributions paid during the fiscal year ended July 31, 2026 qualified for the dividends-received deduction for corporate shareholders:
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended July 31, 2026:
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended July 31, 2026:
iShares ETF
Qualified Dividend
Income
ESG Aware 80/20 Aggressive Allocation ................................................................................... $ 384,043
ESG Aware 60/40 Balanced Allocation ..................................................................................... 226,017
ESG Aware 30/70 Conservative Allocation .................................................................................. 39,284
ESG Aware 40/60 Moderate Allocation .................................................................................... 44,200
iShares ETF
Qualified Business
Income
ESG Aware 80/20 Aggressive Allocation ................................................................................... $ 5,109
ESG Aware 60/40 Balanced Allocation ..................................................................................... 2,941
ESG Aware 30/70 Conservative Allocation .................................................................................. 552
ESG Aware 40/60 Moderate Allocation .................................................................................... 591
iShares ETF Federal Obligation Interest
ESG Aware 80/20 Aggressive Allocation ................................................................................... $ 93,594
ESG Aware 60/40 Balanced Allocation ..................................................................................... 140,841
ESG Aware 30/70 Conservative Allocation .................................................................................. 88,743
ESG Aware 40/60 Moderate Allocation .................................................................................... 61,960
iShares ETF
Foreign Source
Income Earned
Foreign
Taxes Paid
ESG Aware 80/20 Aggressive Allocation ................................................................ $ 221,691 $ 19,899
ESG Aware 60/40 Balanced Allocation .................................................................. 132,337 11,897
ESG Aware 30/70 Conservative Allocation ............................................................... 22,220 1,972
ESG Aware 40/60 Moderate Allocation ................................................................. 25,752 2,299
iShares ETF
Dividends-Received
Deduction
ESG Aware 80/20 Aggressive Allocation ................................................................................... 25 .51%
ESG Aware 60/40 Balanced Allocation ..................................................................................... 16 .81
ESG Aware 30/70 Conservative Allocation .................................................................................. 6 .95
ESG Aware 40/60 Moderate Allocation .................................................................................... 9 .89
iShares ETF Interest Dividends
ESG Aware 80/20 Aggressive Allocation ................................................................................... $ 236,953
ESG Aware 60/40 Balanced Allocation ..................................................................................... 357,206
ESG Aware 30/70 Conservative Allocation .................................................................................. 225,277
ESG Aware 40/60 Moderate Allocation .................................................................................... 157,238
iShares ETF
Interest-Related
Dividends
ESG Aware 80/20 Aggressive Allocation ................................................................................... $ 217,231
ESG Aware 60/40 Balanced Allocation ..................................................................................... 327,151
ESG Aware 30/70 Conservative Allocation .................................................................................. 206,213
ESG Aware 40/60 Moderate Allocation .................................................................................... 143,923

Additional Information
27
Additional Information
Premium/Discount Information
Information on the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com .
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com . Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
•   Go to icsdelivery.com .
•   If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust's policies and procedures with respect to the disclosure of each Fund’s portfolio securities is available in each Fund's Prospectus. Each Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com .

Board Review and Approval of Investment Advisory Contract
2026
iShares Annual Financial Statements and Additional Information
28
iShares ESG Aware 80/20 Aggressive Allocation ETF, iShares ESG Aware 60/40 Balanced Allocation ETF, iShares ESG Aware 30/70 Conservative Allocation ETF,
iShares ESG Aware 40/60 Moderate Allocation ETF (each the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not
“interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment
Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess the services of BFA and its affiliates to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board
Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 11, 2026 and May 21, 2026, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meetings, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 10-11, 2026, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates if any; and (vi) other benefits to BFA and/or its affiliates.
The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The
Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds. In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended
December 31, 2025, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and platform and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the ETF business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters.The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding the investment performance of iShares funds, investment and risk management processes and strategies provided at the May
11, 2026 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business and ETF platform.

Board Review and Approval of Investment Advisory Contract
(continued)
29
Board Review and Approval of Investment Advisory Contract
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology (including refinements to the methodology from prior years) and profitability presentation. The
Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the ETF business by BFA and its affiliates, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders to further improve product quality, enhance and strengthen the ETF ecosystem and the ETF platform and to pursue continual advancement of the overall investor experience. With respect to applicable funds, the 15(c) Committee and the Board reviewed information with respect to management fees having been set at levels that anticipate scale over time. In addition, the 15(c) Committee and the Board reviewed information with respect to certain benefits to iShares funds’ shareholders as a result of BlackRock’s overall size and global platform. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.
The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), and payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services. The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the
Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the
Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by
BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Solutions Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board further noted that certain index providers pay a fee or reimburse a portion of the costs of BFA and/or its affiliates of certain co-marketing activities that promote products and strategic initiatives that incorporate the index providers’ logos and branding. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board also considered other indirect and

Board Review and Approval of Investment Advisory Contract
(continued)
2026
iShares Annual Financial Statements and Additional Information
30
intangible benefits to BlackRock as a result of its advisory relationships with the Fund, including without limitation, BlackRock’s potential benefits to its profile and standing in the investment community as a result of providing investment advisory services to the iShares funds.
The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

Glossary of Terms Used in these Financial Statements
31
Glossary of Terms Used in these Financial Statements
Portfolio Abbreviation
EAFE Europe, Australasia and Far East
EM Emerging Markets
ESG Environmental, Social And Governance
ETF Exchange-Traded Fund
MSCI Morgan Stanley Capital International

Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by BlackRock Index Services, LLC, nor do these companies make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above.
©2026 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc.
or its subsidiaries. All other marks are the property of their respective owners.

July 31, 2026
2026 Annual Financial
Statements and Additional
Information
iShares Trust
iShares MSCI USA Small-Cap Min Vol Factor ETF | SMMV |Cboe BZX Exchange
iShares U.S. Equity Factor ETF | LRGF | NYSE Arca
iShares U.S. Small-Cap Equity Factor ETF | SMLF | NYSE Arca
iShares U.S. Tech Breakthrough Multisector ETF | TECB | NYSE Arca

Table of Contents
Page

Schedule of Investments
July 31, 2026
iShares
®
MSCI USA Small-Cap Min Vol Factor ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 1.1%
Ducommun, Inc.
(a)
................... 5,899 $ 1,056,039
Huntington Ingalls Industries, Inc. ......... 3,069 1,001,875
National Presto Industries, Inc. ........... 2,112 256,439
Woodward, Inc. ..................... 2,271 819,263
3,133,616
Automobile Components — 0.9%
Dorman Products, Inc.
(a)
............... 1,669 222,244
Gentex Corp. ...................... 85,740 2,002,886
Gentherm, Inc.
(a)
.................... 5,293 214,790
Visteon Corp. ...................... 1,651 172,596
2,612,516
Beverages — 1.3%
Boston Beer Co., Inc. (The) , Class A
(a)
...... 3,289 602,545
Brown-Forman Corp. , Class B, NVS ....... 36,263 1,041,836
Coca-Cola Consolidated, Inc. ............ 3,740 702,746
Molson Coors Beverage Co. , Class B ...... 22,991 955,506
National Beverage Corp. ............... 10,193 322,506
3,625,139
Biotechnology — 7.3%
(a)
ACADIA Pharmaceuticals, Inc. ........... 17,063 441,420
Alkermes plc ....................... 37,447 1,834,529
AnaptysBio, Inc. .................... 2,637 140,710
Arbutus Biopharma Corp. .............. 62,236 270,104
Arcus Biosciences, Inc. ................ 7,465 210,438
ArriVent Biopharma, Inc.
(b)
.............. 5,272 157,211
Aurinia Pharmaceuticals, Inc.
(b)
........... 46,586 693,200
BioMarin Pharmaceutical, Inc. ........... 29,931 1,796,459
Celldex Therapeutics, Inc.
(b)
............. 6,577 250,321
Dianthus Therapeutics, Inc. ............. 2,477 264,841
Erasca, Inc. ....................... 13,271 240,869
Exelixis, Inc. ....................... 21,415 1,135,637
Halozyme Therapeutics, Inc. ............ 10,318 851,648
Ideaya Biosciences, Inc. ............... 9,656 342,788
Ionis Pharmaceuticals, Inc. ............. 17,089 884,698
Kiniksa Pharmaceuticals International plc , Class
A
(b)
........................... 16,058 1,193,752
Krystal Biotech, Inc.
(b)
................. 3,165 1,079,645
Kura Oncology, Inc. .................. 31,723 285,824
Madrigal Pharmaceuticals, Inc. ........... 490 228,987
Mirum Pharmaceuticals, Inc. ............ 7,654 810,941
Moderna, Inc. ...................... 4,399 241,153
Oruka Therapeutics, Inc.
(b)
.............. 2,391 230,755
Palvella Therapeutics, Inc.
(b)
............ 1,761 244,849
Protagonist Therapeutics, Inc. ........... 12,871 1,758,693
Roivant Sciences Ltd. ................. 71,381 2,420,530
Spyre Therapeutics, Inc. ............... 2,062 202,757
Tyra Biosciences, Inc. ................. 4,107 130,931
Vaxcyte, Inc. ....................... 8,767 474,119
Viridian Therapeutics, Inc. .............. 8,822 166,912
Xenon Pharmaceuticals, Inc. ............ 26,652 1,670,281
Zymeworks, Inc. .................... 16,160 354,550
21,009,552
Broadline Retail — 0.1%
Ollie's Bargain Outlet Holdings, Inc.
(a) (b)
..... 2,300 168,981
Building Products — 0.9%
A O Smith Corp. .................... 29,774 1,790,311
Armstrong World Industries, Inc. .......... 2,702 471,931
Zurn Elkay Water Solutions Corp. ......... 5,118 258,510
2,520,752
Security
Shares
Shares Value
Capital Markets — 0.6%
MarketAxess Holdings, Inc. ............. 9,847 $ 1,598,168
Chemicals — 0.4%
Balchem Corp. ..................... 4,048 678,263
NewMarket Corp. .................... 292 248,247
Sensient Technologies Corp. ............ 2,592 320,552
1,247,062
Commercial Services & Supplies — 3.4%
Brady Corp. , Class A, NVS ............. 18,627 1,755,967
Brink's Co. (The) .................... 6,313 747,775
Casella Waste Systems, Inc. , Class A
(a)
..... 11,229 1,007,354
Clean Harbors, Inc.
(a)
................. 3,813 1,193,012
CoreCivic, Inc.
(a)
.................... 6,546 195,725
Healthcare Services Group, Inc.
(a)
......... 7,844 182,765
MSA Safety, Inc. .................... 7,478 1,422,839
OPENLANE, Inc.
(a)
................... 19,679 782,437
Tetra Tech, Inc. ..................... 42,689 1,415,567
UniFirst Corp. ...................... 3,866 1,132,661
9,836,102
Communications Equipment — 0.7%
(a)
Calix, Inc. ......................... 5,544 199,030
NetScout Systems, Inc. ................ 30,002 1,220,181
Ondas, Inc.
(b)
....................... 14,857 111,279
Viasat, Inc.
(b)
....................... 2,072 159,399
Viavi Solutions, Inc. .................. 10,821 399,836
2,089,725
Construction & Engineering — 0.6%
API Group Corp.
(a)
................... 17,870 709,082
Granite Construction, Inc. .............. 8,272 1,000,664
1,709,746
Consumer Finance — 1.2%
EZCORP, Inc. , Class A, NVS
(a)
........... 22,658 674,529
FirstCash Holdings, Inc. ............... 13,564 2,767,191
3,441,720
Consumer Staples Distribution & Retail — 1.5%
Albertsons Cos., Inc. , Class A ........... 62,020 718,191
BJ's Wholesale Club Holdings, Inc.
(a) (b)
...... 23,126 2,261,260
Ingles Markets, Inc. , Class A ............ 6,362 572,644
Maplebear, Inc.
(a)
.................... 8,320 371,072
Weis Markets, Inc. ................... 5,416 417,303
4,340,470
Containers & Packaging — 0.8%
AptarGroup, Inc. .................... 9,543 1,278,380
Crown Holdings, Inc. ................. 8,183 964,367
2,242,747
Diversified Consumer Services — 2.0%
ADT, Inc. ......................... 59,925 457,827
Bright Horizons Family Solutions, Inc.
(a)
..... 2,090 155,788
Frontdoor, Inc.
(a)
..................... 2,225 161,602
Graham Holdings Co. , Class B ........... 133 160,071
Grand Canyon Education, Inc.
(a)
.......... 3,967 576,564
Laureate Education, Inc.
(a)
.............. 13,978 535,497
Perdoceo Education Corp. .............. 12,399 394,412
Service Corp. International ............. 38,073 3,281,512
Strategic Education, Inc. ............... 1,869 153,258
5,876,531

2026
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
July 31, 2026
iShares
®
MSCI USA Small-Cap Min Vol Factor ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Diversified REITs — 0.3%
Broadstone Net Lease, Inc. ............. 32,808 $ 702,419
Essential Properties Realty Trust, Inc. ...... 9,145 286,147
988,566
Diversified Telecommunication Services — 0.8%
Iridium Communications, Inc. ............ 3,178 150,446
Liberty Capital Corp. , Class C, NVS
(a)
...... 9,992 231,515
Liberty Global Ltd. , Class A
(a)
............ 72,340 767,528
Liberty Global Ltd. , Class C, NVS
(a)
........ 54,659 566,267
Liberty Latin America Ltd. , Class C, NVS
(a)
... 30,934 249,637
Shenandoah Telecommunications Co. ...... 19,284 231,215
2,196,608
Electric Utilities — 4.7%
IDACORP, Inc. ..................... 24,230 3,462,710
OGE Energy Corp. ................... 69,911 3,310,286
Pinnacle West Capital Corp. ............ 40,586 4,098,780
Portland General Electric Co. ............ 31,431 1,550,491
TXNM Energy, Inc. ................... 19,388 1,122,953
13,545,220
Electrical Equipment — 0.1%
Shoals Technologies Group, Inc. , Class A
(a) (b)
. 23,270 203,380
Electronic Equipment, Instruments & Components — 1.7%
Arrow Electronics, Inc.
(a)
............... 1,339 289,987
Avnet, Inc. ........................ 6,475 575,239
Badger Meter, Inc. ................... 1,161 155,980
Cognex Corp. ...................... 3,792 247,390
Itron, Inc.
(a) (b)
....................... 3,621 360,869
PC Connection, Inc. .................. 4,976 416,591
Rogers Corp.
(a)
..................... 6,611 816,260
TD SYNNEX Corp. ................... 8,165 2,087,791
4,950,107
Entertainment — 2.1%
Atlanta Braves Holdings, Inc. , Class A
(a) (b)
.... 2,947 160,347
Atlanta Braves Holdings, Inc. , Class C, NVS
(a)
20,799 1,057,213
Cinemark Holdings, Inc. ............... 25,453 931,325
IMAX Corp.
(a)
...................... 19,488 932,306
Madison Square Garden Sports Corp.
(a)
..... 6,836 2,691,197
TKO Group Holdings, Inc. , Class A ........ 1,603 291,441
6,063,829
Financial Services — 0.4%
Enact Holdings, Inc. .................. 5,241 248,004
Essent Group Ltd. ................... 2,712 178,883
Jack Henry & Associates, Inc. ........... 3,943 607,380
1,034,267
Food Products — 4.7%
Cal-Maine Foods, Inc. ................. 13,883 1,218,650
Campbell's Co. (The) ................. 31,731 697,447
Conagra Brands, Inc. ................. 91,473 1,327,273
Darling Ingredients, Inc.
(a)
.............. 12,410 752,542
Del Monte Corp. .................... 17,156 509,705
Dole plc .......................... 22,181 313,639
Ingredion, Inc. ...................... 25,138 2,500,226
J & J Snack Foods Corp. ............... 6,651 508,802
J M Smucker Co. (The) ................ 12,287 1,465,348
John B Sanfilippo & Son, Inc. ............ 3,861 319,536
Marzetti Co. (The) ................... 5,454 582,869
Mission Produce, Inc.
(a) (b)
............... 17,038 214,849
Pilgrim's Pride Corp. .................. 15,316 419,046
Post Holdings, Inc.
(a)
.................. 17,825 1,629,383
Seaboard Corp. ..................... 116 511,938
Seneca Foods Corp. , Class A
(a)
.......... 1,659 274,548
Security
Shares
Shares Value
Food Products (continued)
Simply Good Foods Co. (The)
(a)
.......... 12,121 $ 123,392
Tootsie Roll Industries, Inc. ............. 7,294 284,612
13,653,805
Gas Utilities — 0.9%
Chesapeake Utilities Corp. ............. 4,815 639,336
National Fuel Gas Co. ................ 6,683 550,078
New Jersey Resources Corp. ............ 14,800 856,772
ONE Gas, Inc. ...................... 4,334 336,535
Spire, Inc. ......................... 3,172 253,316
2,636,037
Ground Transportation — 2.3%
Avis Budget Group, Inc.
(a)
.............. 898 123,421
Heartland Express, Inc. ................ 18,587 227,319
Knight-Swift Transportation Holdings, Inc. , Class
A ............................ 11,623 808,147
Landstar System, Inc. ................. 12,762 2,230,415
Marten Transport Ltd. ................. 24,998 369,720
Schneider National, Inc. , Class B ......... 22,221 794,179
U-Haul Holding Co. , NVS .............. 21,459 1,342,904
U-Haul Holding Co.
(a)
................. 3,430 243,221
Werner Enterprises, Inc. ............... 14,890 557,184
6,696,510
Health Care Equipment & Supplies — 1.9%
iRadimed Corp. ..................... 3,044 276,578
Lantheus Holdings, Inc.
(a) (b)
............. 6,503 647,959
LivaNova plc
(a)
...................... 3,191 255,727
Merit Medical Systems, Inc.
(a)
............ 19,322 1,642,563
Penumbra, Inc.
(a)
.................... 3,623 1,163,671
STAAR Surgical Co.
(a)
................. 12,930 314,975
Teleflex, Inc. ....................... 8,559 1,170,101
5,471,574
Health Care Providers & Services — 5.6%
Acadia Healthcare Co., Inc.
(a)
............ 13,487 399,485
AdaptHealth Corp. , Class A
(a)
............ 19,038 205,610
Addus HomeCare Corp.
(a)
.............. 7,952 918,297
Alignment Healthcare, Inc.
(a)
............ 21,854 324,532
Brookdale Senior Living, Inc.
(a)
........... 17,345 253,237
Chemed Corp. ...................... 5,719 3,043,938
DaVita, Inc.
(a)
....................... 1,125 270,101
Encompass Health Corp. .............. 19,404 2,155,202
Ensign Group, Inc. (The) ............... 14,179 2,526,131
Guardian Pharmacy Services, Inc. , Class A
(a)
. 6,367 251,687
HealthEquity, Inc.
(a)
................... 7,119 716,243
Henry Schein, Inc.
(a)
.................. 19,668 1,686,531
LifeStance Health Group, Inc.
(a)
.......... 20,053 210,155
Molina Healthcare, Inc.
(a)
............... 5,412 1,058,695
National HealthCare Corp. .............. 1,357 306,723
OPKO Health, Inc.
(a) (b)
................. 165,752 218,793
Option Care Health, Inc.
(a)
.............. 33,138 763,168
Privia Health Group, Inc.
(a)
.............. 29,340 694,478
Progyny, Inc.
(a)
...................... 6,946 216,229
16,219,235
Health Care REITs — 5.2%
American Healthcare REIT, Inc. .......... 24,763 1,376,823
CareTrust REIT, Inc. .................. 81,724 3,427,504
Healthcare Realty Trust, Inc. , Class A ...... 77,399 1,626,153
LTC Properties, Inc. .................. 21,590 868,782
National Health Investors, Inc. ........... 15,791 1,210,380
Omega Healthcare Investors, Inc. ......... 84,502 4,278,337
Sabra Health Care REIT, Inc. ............ 108,523 2,297,432
15,085,411

Schedule of Investments
(continued)
July 31, 2026
iShares
®
MSCI USA Small-Cap Min Vol Factor ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Health Care Technology — 0.1%
HealthStream, Inc. ................... 10,242 $ 287,186
Hotels, Restaurants & Leisure — 1.6%
Aramark .......................... 17,954 1,022,839
Choice Hotels International, Inc.
(b)
......... 2,226 248,177
Churchill Downs, Inc. ................. 7,184 605,611
Monarch Casino & Resort, Inc. ........... 5,461 670,338
Texas Roadhouse, Inc. , Class A .......... 9,781 2,009,409
4,556,374
Household Products — 0.6%
Reynolds Consumer Products, Inc. ........ 22,991 573,396
WD-40 Co. ........................ 4,468 1,014,861
1,588,257
Independent Power and Renewable Electricity Producers — 0.1%
Clearway Energy, Inc. , Class C .......... 6,441 204,373
Insurance — 7.3%
AMERISAFE, Inc. ................... 8,218 238,651
Assured Guaranty Ltd. ................ 3,285 271,735
Axis Capital Holdings Ltd. .............. 16,410 1,728,301
Employers Holdings, Inc. ............... 8,391 424,165
Hagerty, Inc. , Class A
(a)
................ 17,694 204,012
Hamilton Insurance Group Ltd. , Class B .... 18,741 673,926
Hanover Insurance Group, Inc. (The) ...... 15,388 3,579,710
Horace Mann Educators Corp. ........... 17,574 915,781
Old Republic International Corp. .......... 42,133 1,820,567
RenaissanceRe Holdings Ltd. ........... 11,877 3,800,403
RLI Corp. ......................... 37,187 2,277,332
Safety Insurance Group, Inc. ............ 6,398 661,489
Selective Insurance Group, Inc. .......... 24,981 2,367,949
White Mountains Insurance Group Ltd. ..... 1,052 2,206,812
21,170,833
Interactive Media & Services — 0.8%
Match Group, Inc. ................... 30,999 1,221,671
People, Inc.
(a)
...................... 11,934 496,096
Yelp, Inc. , Class A
(a)
.................. 22,544 595,838
2,313,605
IT Services — 0.5%
(a)
Akamai Technologies, Inc. .............. 6,779 780,805
EPAM Systems, Inc. .................. 4,779 504,472
Fastly, Inc. , Class A .................. 11,373 257,712
1,542,989
Leisure Products — 0.1%
Sturm Ruger & Co., Inc. ............... 6,273 233,167
Machinery — 1.3%
Donaldson Co., Inc. .................. 15,129 1,425,757
ESCO Technologies, Inc. .............. 636 200,524
Mueller Industries, Inc. ................ 2,387 158,521
RBC Bearings, Inc.
(a)
................. 2,266 1,249,268
Toro Co. (The) ...................... 4,439 407,811
Watts Water Technologies, Inc. , Class A ..... 1,016 351,323
3,793,204
Marine Transportation — 0.1%
Genco Shipping & Trading Ltd. ........... 14,207 362,847
Media — 1.4%
New York Times Co. (The) , Class A ........ 50,840 3,807,408
Scholastic Corp. .................... 6,052 246,014
Versant Media Group, Inc. .............. 3,278 117,975
4,171,397
Security
Shares
Shares Value
Metals & Mining — 0.4%
Royal Gold, Inc. ..................... 6,083 $ 1,206,563
Mortgage Real Estate Investment Trusts (REITs) — 1.2%
AGNC Investment Corp. ............... 150,097 1,600,034
ARMOUR Residential REIT, Inc. .......... 27,244 448,709
Dynex Capital, Inc. ................... 67,561 858,700
Orchid Island Capital, Inc. .............. 71,132 461,647
3,369,090
Multi-Utilities — 0.6%
Avista Corp. ....................... 16,089 650,800
Northwestern Energy Group, Inc. ......... 15,820 1,087,467
1,738,267
Office REITs — 0.1%
COPT Defense Properties .............. 6,834 259,419
Oil, Gas & Consumable Fuels — 5.9%
Antero Midstream Corp. ............... 71,342 1,567,384
APA Corp. ........................ 28,981 1,081,571
Calumet, Inc.
(a)
..................... 9,275 409,862
Chord Energy Corp. .................. 1,961 275,285
CNX Resources Corp.
(a)
............... 18,659 667,992
DT Midstream, Inc. ................... 14,175 1,956,150
Green Plains, Inc.
(a)
.................. 12,999 219,033
Gulfport Energy Corp.
(a)
............... 2,225 359,048
Hess Midstream LP , Class A ............ 35,185 1,436,604
HF Sinclair Corp. .................... 10,757 983,943
International Seaways, Inc. ............. 13,042 1,254,380
Kimbell Royalty Partners LP ............ 10,150 151,945
Par Pacific Holdings, Inc.
(a)
............. 15,965 1,373,469
PBF Energy, Inc. , Class A .............. 14,397 1,040,615
Peabody Energy Corp. ................ 6,202 132,227
Plains GP Holdings LP , Class A .......... 74,435 1,959,873
REX American Resources Corp.
(a)
........ 11,498 494,874
Sunococorp LLC .................... 16,896 1,291,530
Talos Energy, Inc.
(a)
.................. 22,987 348,943
Viper Energy, Inc. , Class A ............. 4,141 184,730
17,189,458
Pharmaceuticals — 2.6%
(a)
Alumis, Inc. ........................ 6,398 180,744
Amneal Pharmaceuticals, Inc. , Class A ..... 11,647 213,373
ANI Pharmaceuticals, Inc. .............. 6,595 522,588
Axsome Therapeutics, Inc. ............. 3,431 747,924
Collegium Pharmaceutical, Inc. .......... 9,028 319,501
Harmony Biosciences Holdings, Inc. ....... 4,600 162,104
Indivior Pharmaceuticals, Inc. ........... 16,464 658,725
Innoviva, Inc. ...................... 30,825 646,400
Jazz Pharmaceuticals plc .............. 4,673 1,181,615
Ligand Pharmaceuticals, Inc. ............ 934 268,562
Pacira BioSciences, Inc. ............... 12,284 324,420
Prestige Consumer Healthcare, Inc. ....... 20,297 1,019,315
Supernus Pharmaceuticals, Inc. .......... 21,508 959,902
Theravance Biopharma, Inc. ............ 16,844 283,990
7,489,163
Professional Services — 3.8%
Barrett Business Services, Inc. ........... 10,757 419,953
CACI International, Inc. , Class A
(a)
........ 2,569 1,278,720
ExlService Holdings, Inc.
(a)
............. 21,536 730,716
Exponent, Inc. ...................... 10,527 703,730
FTI Consulting, Inc.
(a) (b)
................ 13,373 2,131,389
Genpact Ltd. ....................... 26,701 939,074
Huron Consulting Group, Inc.
(a)
........... 1,280 194,266
ICF International, Inc. ................. 7,153 578,821
KBR, Inc. ......................... 11,645 426,323

2026
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
July 31, 2026
iShares
®
MSCI USA Small-Cap Min Vol Factor ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Professional Services (continued)
Maximus, Inc. ...................... 20,346 $ 1,225,846
Parsons Corp.
(a)
..................... 9,063 400,675
Science Applications International Corp. .... 4,268 499,911
UL Solutions, Inc. , Class A .............. 14,898 1,365,253
Verra Mobility Corp. , Class A
(a)
........... 40,599 214,769
11,109,446
Residential REITs — 1.1%
American Homes 4 Rent , Class A ......... 11,498 384,263
Equity LifeStyle Properties, Inc. .......... 44,139 2,872,125
3,256,388
Retail REITs — 4.1%
Agree Realty Corp. .................. 52,521 4,086,133
Curbline Properties Corp. .............. 9,564 293,041
Getty Realty Corp. ................... 24,781 846,023
InvenTrust Properties Corp. ............. 26,832 950,121
Kite Realty Group Trust ................ 13,093 374,722
NETSTREIT Corp. ................... 38,199 819,369
NNN REIT, Inc. ..................... 51,922 2,467,333
Phillips Edison & Co., Inc. .............. 46,778 1,987,597
11,824,339
Semiconductors & Semiconductor Equipment — 1.8%
Aehr Test Systems
(a)
.................. 1,712 136,926
Axcelis Technologies, Inc.
(a)
............. 4,884 636,776
AXT, Inc.
(a)
........................ 3,328 201,111
Cirrus Logic, Inc.
(a)
................... 4,699 607,816
Cohu, Inc.
(a)
....................... 17,593 844,288
Diodes, Inc.
(a)
...................... 2,996 246,631
Enphase Energy, Inc.
(a)
................ 9,590 360,008
FormFactor, Inc.
(a)
................... 1,158 122,980
MACOM Technology Solutions Holdings, Inc.
(a)
601 151,115
MKS, Inc. ......................... 469 139,504
Navitas Semiconductor Corp. , Class A
(a)
.... 6,977 75,770
Power Integrations, Inc. ............... 2,967 180,126
Qorvo, Inc.
(a)
....................... 9,327 844,746
Silicon Laboratories, Inc.
(a)
.............. 670 145,725
Skyworks Solutions, Inc. ............... 3,170 197,428
SolarEdge Technologies, Inc.
(a) (b)
......... 5,128 211,274
Veeco Instruments, Inc.
(a)
.............. 3,352 167,600
5,269,824
Software — 7.6%
A10 Networks, Inc. ................... 29,809 881,452
ACI Worldwide, Inc.
(a)
................. 7,518 431,007
Alarm.com Holdings, Inc.
(a)
............. 20,576 1,126,536
Appfolio, Inc. , Class A
(a)
............... 6,637 1,195,921
Bentley Systems, Inc. , Class B ........... 27,492 974,316
Blackbaud, Inc.
(a)
.................... 15,567 666,268
BlackLine, Inc.
(a)
.................... 5,759 180,833
Box, Inc. , Class A
(a)
.................. 59,030 1,862,396
CCC Intelligent Solutions Holdings, Inc.
(a)
.... 192,045 1,169,554
Clear Secure, Inc. , Class A ............. 15,432 852,464
Daily Journal Corp.
(a)
................. 473 277,698
DocuSign, Inc. , Class A
(a)
.............. 2,797 153,360
Dolby Laboratories, Inc. , Class A ......... 26,625 1,565,816
Dropbox, Inc. , Class A
(a)
............... 69,609 2,266,469
Dynatrace, Inc.
(a)
.................... 33,845 1,500,010
Freshworks, Inc. , Class A
(a)
............. 34,215 388,511
Guidewire Software, Inc.
(a) (b)
............. 4,471 679,324
I3 Verticals, Inc. , Class A
(a) (b)
............ 9,197 193,689
InterDigital, Inc. ..................... 1,916 584,045
LiveRamp Holdings, Inc.
(a)
.............. 13,550 513,138
nCino, Inc.
(a) (b)
...................... 9,969 184,028
Progress Software Corp.
(a)
.............. 17,122 694,982
Security
Shares
Shares Value
Software (continued)
Qualys, Inc.
(a)
...................... 4,353 $ 630,097
RingCentral, Inc. , Class A
(b)
............. 22,785 1,267,302
SentinelOne, Inc. , Class A
(a)
............. 15,716 299,547
Sprinklr, Inc. , Class A
(a)
................ 53,477 340,114
Tenable Holdings, Inc.
(a)
............... 13,963 455,752
Teradata Corp.
(a)
.................... 4,252 131,769
UiPath, Inc. , Class A
(a)
................ 43,596 556,285
22,022,683
Specialized REITs — 0.4%
Four Corners Property Trust, Inc. ......... 41,145 1,053,312
Specialty Retail — 1.1%
Five Below, Inc.
(a)
.................... 1,848 401,256
GameStop Corp. , Class A
(a) (b)
............ 7,459 162,009
Murphy USA, Inc. ................... 2,725 1,656,146
Valvoline, Inc.
(a)
..................... 21,399 821,936
3,041,347
Technology Hardware, Storage & Peripherals — 0.1%
Diebold Nixdorf, Inc.
(a)
................. 3,477 255,872
Trading Companies & Distributors — 0.3%
GATX Corp. ....................... 3,185 569,701
McGrath RentCorp ................... 3,565 410,510
980,211
Water Utilities — 1.2%
American States Water Co. ............. 12,441 1,065,447
California Water Service Group .......... 26,081 1,306,919
Essential Utilities, Inc. ................. 26,220 1,044,867
3,417,233
Wireless Telecommunication Services — 0.0%
Array Digital Infrastructure, Inc. .......... 4,085 142,321
Total Common Stocks — 99 .7%
(Cost: $ 249,199,542 ) .............................. 288,046,544
Preferred Stocks
Diversified Telecommunication Services
— 0.0%
Liberty Latin America Ltd. , Series A , 9.00%
(c)
. 3,130 63,351
Total Preferred Stocks — 0.0%
(Cost: $ 77,809 ) ................................. 63,351
Rights
Biotechnology — 0.0%
Contra Chinook Therape, CVR
(a) (d)
........ 72,502 12,325
Total Rights — 0.0%
(Cost: $ — ) ..................................... 12,325
Total Long-Term Investments — 99.7%
(Cost: $ 249,277,351 ) .............................. 288,122,220

Schedule of Investments
(continued)
July 31, 2026
iShares
®
MSCI USA Small-Cap Min Vol Factor ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 3.7%
(e)(f)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.81%
(g)
.................. 10,003,747 $ 10,006,748
BlackRock Cash Funds: Treasury, SL Agency
Shares , 3.65% ................... 657,615 657,615
Total Short-Term Securities — 3 .7%
(Cost: $ 10,659,557 ) ............................... 10,664,363
Total Investments — 103 .4%
(Cost: $ 259,936,908 ) .............................. 298,786,583
Liabilities in Excess of Other Assets — (3.4) % ............. (9,824,797)
Net Assets — 100.0% ...............................
$ 288,961,786
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Perpetual security with no stated maturity date.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Affiliate of the Fund.
(f)
Annualized 7-day yield as of period end.
(g)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
07/31/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/26
Shares
Held at
07/31/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 16,270,725 $ — $ (6,264,954)
(a)
$ 4,332 $ (3,355) $ 10,006,748 10,003,747 $ 134,522
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 501,409 156,206
(a)
— — — 657,615 657,615 27,453 —
$ 4,332 $ (3,355) $ 10,664,363 $ 161,975 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Dow Jones U.S. Real Estate Index .............................................. 6 09/18/26 $ 238 $ (1,134)
Russell 2000 E-Mini Index .................................................... 1 09/18/26 147 (1)
$ (1,135)

2026
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
July 31, 2026
iShares
®
MSCI USA Small-Cap Min Vol Factor ETF

Derivative Financial Instruments Categorized by Risk Exposure
Equity Swap Contracts
Reference Entity Counterparty Notional Amount
Termination
Date Spread Reference Rate
Payment
Frequency
Value/Unrealized
Appreciation
(Depreciation)
Long contracts
(a)
Alignment Healthcare, Inc. ...... HSBC Bank plc USD 2,504 02/09/28 0.40% 1D OBFR01 Monthly $ (648)
Axis Capital Holdings Ltd. ...... BNP Paribas SA 10,739 02/28/28 0.20% 1D OBFR01 Monthly (523)
Horace Mann Educators Corp. ... BNP Paribas SA 7,034 02/28/28 0.20% 1D OBFR01 Monthly 157
InvenTrust Properties Corp. ..... BNP Paribas SA 6,925 02/28/28 0.20% 1D OBFR01 Monthly 16
MarketAxess Holdings, Inc. ..... Merrill Lynch International & Co. 15,494 02/15/28 0.40% 1D OBFR01 Monthly 6,254
NETSTREIT Corp. ........... BNP Paribas SA 5,993 02/28/28 0.20% 1D OBFR01 Monthly 56
Perdoceo Education Corp. ...... HSBC Bank plc 3,052 02/09/28 0.40% 1D OBFR01 Monthly (284)
SiriusPoint Ltd. ............. Goldman Sachs Bank USA 353,855 08/18/26 0.20% 1D FEDL01 Monthly (8,470)
SiriusPoint Ltd. ............. JPMorgan Chase Bank NA 37,283 02/09/27 0.40% 1D OBFR01 Monthly (1,264)
Total long positions of equity swaps (4,706)
Net dividends and financing fees (750)
Total equity swap contracts including dividends and financing fees $ (5,456)
(a)
The Fund receives the total return on a reference entity and pays a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying position.
Balances Reported in the Statements of Assets and Liabilities for OTC Swaps
Description
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation
OTC Swaps ................................................................... $ — $ — $ 6,483 $ (11,939)
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums
paid ................................ $ — $ — $ 6,483 $ — $ — $ — $ 6,483
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... — — 1,135 — — — 1,135
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums
received ............................. — — 11,939 — — — 11,939
$ — $ — $ 13,074 $ — $ — $ — $ 13,074
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended July 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures c ontracts ....................... $ — $ — $ 105,085 $ — $ — $ — $ 105,085
Swaps .............................. — — 43,228 — — — 43,228
$ — $ — $ 148,313 $ — $ — $ — $ 148,313

Schedule of Investments
(continued)
July 31, 2026
iShares
®
MSCI USA Small-Cap Min Vol Factor ETF
Schedule of Investments

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Change in Unrealized Appreciation
(Depreciation) on:
Futures c ontracts ....................... $ — $ — $ 3,547 $ — $ — $ — $ 3,547
Swaps .............................. — — (5,456) — — — (5,456)
$ — $ — $ (1,909) $ — $ — $ — $ (1,909)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 625,205
Equity Swaps
Average notional value - long ........................................................................................... $ 283,650
The Fund’s derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments $ —
Futures contracts .................................................................................... $ — $ 1,583
Swaps — OTC
(a)
..................................................................................... 6,483 11,189
Total d erivative assets and liabilities in the Statements of Assets and Liabilities ............................................
$ 6,483 $ 12,772
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”) .........................................
— (1,583)
Total derivative assets and liabilities subject to an MNA ............................................................
$ 6,483 $ 11,189
(a)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/(received) in the Statements of Assets and Liabilities.
The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative Assets
Subject to an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash Collateral
Received
Cash Collateral
Received
Net Amount of
Derivative Assets
(b)
BNP Paribas SA ................................ $ 229 $ (229) $ — $ — $ —
Merrill Lynch International & Co. ...................... 6,254 — — — 6,254
$ 6,483 $ (229) $ — $ — $ 6,254
Counterparty
Derivative Liabilities
Subject to an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash Collateral
Pledged Cash Collateral Pledged
Net Amount of
Derivative Liabilities
(c)
BNP Paribas SA ................................ $ 523 $ (229) $ — $ — $ 294
Goldman Sachs Bank USA ......................... 8,470 — — — 8,470
HSBC Bank plc ................................. 932 — — — 932
JPMorgan Chase Bank NA ......................... 1,264 — — — 1,264
$ 11,189 $ (229) $ — — $ 10,960
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Net amount represents the net amount receivable from the counterparty in the event of default.
(c)
Net amount represents the net amount payable due to the counterparty in the event of default.

2026
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
July 31, 2026
iShares
®
MSCI USA Small-Cap Min Vol Factor ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 288,046,544 $ — $ — $ 288,046,544
Preferred Securities ....................................... 63,351 — — 63,351
Rights ................................................ — — 12,325 12,325
Short-Term Securities
Money Market Funds ...................................... 10,664,363 — — 10,664,363
$ 298,774,258 $ — $ 12,325 $ 298,786,583
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ — $ 6,483 $ — $ 6,483
Liabilities
Equity contracts ........................................... (1,135) (11,939) — (13,074)
$ (1,135) $ (5,456) $ — $ (6,591)
(a)
Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
July 31, 2026
iShares
®
U.S. Equity Factor ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 2.4%
ATI, Inc.
(a)
......................... 8,159 $ 1,529,323
Axon Enterprise, Inc.
(a)
................ 1,071 565,231
Carpenter Technology Corp. ............ 13,950 7,249,257
GE Aerospace ...................... 92,055 33,146,244
General Dynamics Corp. ............... 8,790 3,370,262
Howmet Aerospace, Inc. ............... 41,265 11,647,459
L3Harris Technologies, Inc. ............. 9,487 2,628,468
Lockheed Martin Corp. ................ 13,981 8,147,288
Northrop Grumman Corp. .............. 8,217 4,457,558
RTX Corp. ........................ 60,336 12,985,514
Woodward, Inc. ..................... 2,176 784,992
86,511,596
Air Freight & Logistics — 0.1%
CH Robinson Worldwide, Inc. ........... 23,468 3,466,927
Expeditors International of Washington, Inc. .. 9,393 1,576,991
5,043,918
Automobiles — 2.0%
Ford Motor Co. ..................... 755,984 11,097,845
General Motors Co. .................. 273,124 24,269,799
Tesla, Inc.
(a)
........................ 115,323 35,889,671
71,257,315
Banks — 3.0%
Bank of America Corp. ................ 316,538 19,609,529
Citigroup, Inc. ...................... 59,738 7,912,298
JPMorgan Chase & Co. ............... 162,920 57,313,627
Wells Fargo & Co. ................... 244,317 21,121,205
105,956,659
Beverages — 1.1%
Coca-Cola Co. (The) ................. 200,633 17,573,444
Coca-Cola Consolidated, Inc. ............ 16,379 3,077,614
Molson Coors Beverage Co. , Class B ...... 38,480 1,599,229
PepsiCo, Inc. ...................... 120,494 16,816,143
39,066,430
Biotechnology — 2.3%
AbbVie, Inc. ....................... 123,773 31,059,597
Alnylam Pharmaceuticals, Inc.
(a)
.......... 12,114 2,489,669
Amgen, Inc. ....................... 42,630 16,419,371
Exelixis, Inc.
(a)
...................... 67,335 3,570,775
Gilead Sciences, Inc. ................. 132,274 17,223,397
Halozyme Therapeutics, Inc.
(a)
........... 50,055 4,131,540
PTC Therapeutics, Inc.
(a)
............... 84,151 5,723,109
80,617,458
Broadline Retail — 4.2%
Amazon.com, Inc.
(a)
.................. 448,697 121,857,131
eBay, Inc. ......................... 177,081 20,189,005
Etsy, Inc.
(a)
........................ 86,052 7,028,727
MercadoLibre, Inc.
(a)
.................. 949 1,782,175
150,857,038
Building Products — 0.7%
Johnson Controls International plc ........ 45,991 6,745,040
Trane Technologies plc ................ 37,845 17,217,583
23,962,623
Capital Markets — 4.6%
Affiliated Managers Group, Inc. .......... 26,791 9,825,063
Bank of New York Mellon Corp. (The) ...... 246,172 38,484,069
BlackRock, Inc.
(b)
.................... 4,085 4,454,244
CME Group, Inc. , Class A .............. 33,908 9,080,223
Evercore, Inc. , Class A ................ 1,065 341,396
Security
Shares
Shares Value
Capital Markets (continued)
Goldman Sachs Group, Inc. (The) ........ 20,574 $ 20,952,150
Interactive Brokers Group, Inc. , Class A ..... 169,421 14,907,354
Morgan Stanley ..................... 23,675 4,981,694
MSCI, Inc. , Class A .................. 9,371 5,362,461
Nasdaq, Inc. ....................... 67,109 6,320,997
Northern Trust Corp. .................. 72,834 13,269,627
Robinhood Markets, Inc. , Class A
(a)
........ 45,781 3,962,803
S&P Global, Inc. .................... 24,159 9,951,817
State Street Corp. ................... 86,005 15,838,681
StoneX Group, Inc.
(a)
................. 4,549 348,317
XP, Inc. , Class A .................... 394,388 6,728,259
164,809,155
Chemicals — 0.9%
CF Industries Holdings, Inc. ............. 35,436 4,436,233
Ecolab, Inc. ....................... 33,794 9,382,228
Linde plc ......................... 36,346 17,387,199
Solstice Advanced Materials, Inc. ......... 4,603 276,963
31,482,623
Commercial Services & Supplies — 0.2%
Cintas Corp. ....................... 36,778 7,525,882
Communications Equipment — 1.3%
Arista Networks, Inc.
(a)
................ 86,554 15,610,014
Cisco Systems, Inc. .................. 193,112 22,399,061
F5, Inc.
(a)
......................... 2,688 1,082,108
Lumentum Holdings, Inc.
(a)
............. 7,164 5,114,666
Motorola Solutions, Inc. ............... 7,636 3,327,387
47,533,236
Construction & Engineering — 0.8%
Argan, Inc. ........................ 5,844 3,333,593
EMCOR Group, Inc. .................. 15,365 12,252,512
Everus Construction Group, Inc.
(a)
......... 4,026 504,981
Primoris Services Corp. ............... 16,980 1,433,282
Sterling Infrastructure, Inc.
(a)
............ 15,678 9,356,160
26,880,528
Construction Materials — 0.1%
CRH plc .......................... 54,082 5,138,331
Consumer Finance — 0.6%
American Express Co. ................ 31,006 10,425,768
Synchrony Financial .................. 154,632 11,719,559
22,145,327
Consumer Staples Distribution & Retail — 1.9%
Albertsons Cos., Inc. , Class A ........... 125,961 1,458,628
Costco Wholesale Corp. ............... 7,216 6,868,838
Kroger Co. (The) .................... 202,942 11,717,871
Maplebear, Inc.
(a)
.................... 8,807 392,792
Target Corp. ....................... 76,749 11,089,463
Walmart, Inc. ....................... 321,327 35,731,563
67,259,155
Diversified Telecommunication Services — 1.2%
AT&T, Inc. ......................... 958,227 22,278,778
Lumen Technologies, Inc.
(a)
............. 100,676 642,313
Verizon Communications, Inc. ........... 425,973 19,939,796
42,860,887
Electric Utilities — 1.3%
Constellation Energy Corp. ............. 22,769 5,982,555
Duke Energy Corp. .................. 55,988 7,022,575
Edison International .................. 41,109 3,016,167
Entergy Corp. ...................... 31,480 3,387,878
Exelon Corp. ....................... 299,848 13,739,035

2026
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
July 31, 2026
iShares
®
U.S. Equity Factor ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Electric Utilities (continued)
NextEra Energy, Inc. ................. 49,593 $ 4,310,624
NRG Energy, Inc. .................... 41,426 5,563,097
Southern Co. (The) .................. 40,378 3,817,336
46,839,267
Electrical Equipment — 1.1%
Acuity, Inc. ........................ 5,625 1,847,194
Eaton Corp. plc ..................... 36,617 15,203,378
Emerson Electric Co. ................. 44,247 6,629,086
GE Vernova, Inc. .................... 10,660 10,556,491
Powell Industries, Inc. ................. 15,186 3,169,014
Vertiv Holdings Co. , Class A ............ 4,484 1,083,200
38,488,363
Electronic Equipment, Instruments & Components — 1.0%
Advanced Energy Industries, Inc. ......... 4,463 1,292,128
Amphenol Corp. , Class A .............. 31,871 5,121,670
Flex Ltd.
(a)
......................... 28,046 3,190,233
Jabil, Inc. ......................... 26,669 8,402,068
Sanmina Corp.
(a)
.................... 27,508 5,104,384
TE Connectivity plc .................. 41,754 8,588,380
TTM Technologies, Inc.
(a)
............... 38,841 4,483,805
36,182,668
Energy Equipment & Services — 0.6%
TechnipFMC plc ..................... 205,016 14,691,447
Weatherford International plc ............ 68,704 6,031,524
20,722,971
Entertainment — 0.7%
Electronic Arts, Inc. .................. 8,110 1,701,964
Netflix, Inc.
(a)
....................... 176,883 12,684,280
Spotify Technology SA
(a)
............... 19,051 9,524,357
Warner Bros Discovery, Inc.
(a)
........... 30,796 809,935
24,720,536
Financial Services — 2.6%
Berkshire Hathaway, Inc. , Class B
(a)
....... 32,449 16,598,961
Fidelity National Information Services, Inc. ... 32,023 1,433,670
Mastercard, Inc. , Class A ............... 36,630 20,992,653
PayPal Holdings, Inc. ................. 48,381 2,767,877
Visa, Inc. , Class A ................... 123,094 45,068,406
Voya Financial, Inc. .................. 48,269 4,799,387
91,660,954
Food Products — 0.2%
J M Smucker Co. (The) ................ 17,707 2,111,737
Mondelez International, Inc. , Class A ....... 55,037 3,429,355
5,541,092
Gas Utilities — 0.2%
UGI Corp. ......................... 218,861 7,905,259
Ground Transportation — 0.3%
Ryder System, Inc. ................... 1,581 405,400
Uber Technologies, Inc.
(a)
.............. 159,455 11,219,254
11,624,654
Health Care Equipment & Supplies — 1.1%
Abbott Laboratories .................. 104,027 10,995,654
Becton Dickinson & Co. ............... 13,332 2,208,046
Boston Scientific Corp.
(a)
............... 54,736 2,557,813
GE HealthCare Technologies, Inc. ........ 165,018 11,224,525
IDEXX Laboratories, Inc.
(a)
.............. 4,875 2,725,466
Medtronic plc ...................... 99,411 8,488,705
Stryker Corp. ...................... 8,103 2,639,147
40,839,356
Security
Shares
Shares Value
Health Care Providers & Services — 1.7%
BrightSpring Health Services, Inc.
(a)
....... 54,907 $ 3,278,497
Cardinal Health, Inc. .................. 32,943 7,577,878
Cigna Group (The) ................... 9,981 2,785,198
CVS Health Corp. ................... 76,000 7,936,680
Elevance Health, Inc. ................. 2,725 1,024,164
Guardant Health, Inc.
(a)
................ 45,241 7,328,590
Humana, Inc. ...................... 5,800 2,110,388
McKesson Corp. .................... 13,517 11,573,120
Tenet Healthcare Corp.
(a)
............... 23,805 6,065,038
UnitedHealth Group, Inc. ............... 26,580 11,014,752
60,694,305
Health Care Technology — 0.2%
Veeva Systems, Inc. , Class A
(a)
.......... 31,934 6,507,510
Hotel & Resort REITs — 0.2%
Host Hotels & Resorts, Inc. ............. 259,203 6,513,771
Hotels, Restaurants & Leisure — 1.9%
Airbnb, Inc. , Class A
(a)
................. 31,987 4,846,670
Booking Holdings, Inc. ................ 159,212 30,711,995
Brinker International, Inc.
(a)
............. 8,069 1,724,345
DoorDash, Inc. , Class A
(a)
.............. 9,225 1,809,576
Expedia Group, Inc. .................. 39,565 11,661,388
Las Vegas Sands Corp. ............... 18,106 885,202
McDonald's Corp. ................... 37,082 10,035,873
MGM Resorts International
(a)
............ 55,634 2,479,608
Yum! Brands, Inc. ................... 13,107 2,009,041
66,163,698
Household Durables — 0.2%
SharkNinja, Inc.
(a)
.................... 50,762 8,211,769
Household Products — 0.6%
Procter & Gamble Co. (The) ............ 152,118 21,979,530
Independent Power and Renewable Electricity Producers — 0.2%
Vistra Corp. ....................... 50,382 7,466,109
Industrial Conglomerates — 0.2%
3M Co. ........................... 23,791 4,193,877
DuPont de Nemours, Inc. .............. 31,867 4,365,779
8,559,656
Insurance — 1.6%
Aflac, Inc. ......................... 75,294 9,598,479
Allstate Corp. (The) .................. 25,489 6,731,135
American International Group, Inc. ........ 144,717 11,371,862
Chubb Ltd. ........................ 9,255 3,245,543
Globe Life, Inc. ..................... 10,141 1,848,197
Hartford Insurance Group, Inc. (The) ....... 6,527 926,247
Principal Financial Group, Inc. ........... 25,799 2,933,346
RenaissanceRe Holdings Ltd. ........... 2,040 652,759
Travelers Cos., Inc. (The) .............. 57,693 21,597,952
58,905,520
Interactive Media & Services — 7.0%
Alphabet, Inc. , Class A ................ 102,432 36,479,108
Alphabet, Inc. , Class C, NVS ............ 427,383 152,426,147
Meta Platforms, Inc. , Class A ............ 108,736 60,534,419
Reddit, Inc. , Class A
(a)
................. 20,993 2,953,085
252,392,759
IT Services — 0.6%
Cloudflare, Inc. , Class A
(a)
.............. 2,296 640,538
International Business Machines Corp. ..... 51,118 11,432,541
Okta, Inc. , Class A
(a)
.................. 60,047 8,522,471

Schedule of Investments
(continued)
July 31, 2026
iShares
®
U.S. Equity Factor ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
IT Services (continued)
Snowflake, Inc. , Class A
(a)
.............. 3,641 $ 1,067,832
21,663,382
Leisure Products — 0.2%
Hasbro, Inc. ....................... 56,235 5,282,716
Life Sciences Tools & Services — 0.5%
Medpace Holdings, Inc.
(a) (c)
............. 18,626 10,749,251
Mettler-Toledo International, Inc.
(a)
........ 4,842 6,857,724
Thermo Fisher Scientific, Inc. ............ 1,660 953,338
18,560,313
Machinery — 1.4%
Caterpillar, Inc. ..................... 21,555 17,563,230
Crane Co. ......................... 34,927 7,455,517
Flowserve Corp. .................... 6,167 468,630
Mueller Industries, Inc. ................ 220,988 14,675,813
PACCAR, Inc. ...................... 21,921 2,908,478
Parker-Hannifin Corp. ................. 4,346 4,243,999
RBC Bearings, Inc.
(a)
................. 2,341 1,290,617
SPX Technologies, Inc.
(a)
............... 7,277 1,598,175
Watts Water Technologies, Inc. , Class A ..... 2,934 1,014,548
51,219,007
Media — 0.8%
AppLovin Corp. , Class A
(a)
.............. 34,269 13,567,097
Charter Communications, Inc. , Class A
(a)
.... 16,626 2,410,437
Fox Corp. , Class A, NVS ............... 161,197 9,386,501
Omnicom Group, Inc. ................. 41,478 3,264,319
28,628,354
Metals & Mining — 0.6%
Hecla Mining Co. .................... 59,140 835,057
Newmont Corp. ..................... 62,605 5,866,715
Nucor Corp. ....................... 15,537 3,997,515
Reliance, Inc. ...................... 8,660 3,516,826
Royal Gold, Inc. ..................... 8,169 1,620,321
Southern Copper Corp. ................ 13,062 2,386,558
Steel Dynamics, Inc. .................. 14,282 3,588,495
21,811,487
Multi-Utilities — 0.2%
Consolidated Edison, Inc. .............. 69,680 7,584,668
WEC Energy Group, Inc. ............... 4,818 527,186
8,111,854
Oil, Gas & Consumable Fuels — 2.9%
Antero Midstream Corp. ............... 139,903 3,073,669
APA Corp. ........................ 139,861 5,219,613
Chevron Corp. ...................... 99,809 19,645,405
EOG Resources, Inc. ................. 3,103 461,385
ExxonMobil Holdings Corp.
(a)
............ 231,511 35,986,070
Kinder Morgan, Inc. .................. 119,458 3,844,158
Marathon Petroleum Corp. ............. 73,822 23,362,448
Valero Energy Corp. .................. 39,015 12,207,794
103,800,542
Passenger Airlines — 0.1%
United Airlines Holdings, Inc.
(a)
........... 29,327 3,558,245
Pharmaceuticals — 3.9%
Axsome Therapeutics, Inc.
(a)
............ 16,283 3,549,531
Bristol-Myers Squibb Co. ............... 314,452 20,536,860
Eli Lilly & Co. ...................... 37,341 42,898,834
Johnson & Johnson .................. 162,648 41,694,815
Merck & Co., Inc. .................... 117,438 15,290,428
Pfizer, Inc. ........................ 540,106 13,508,051
Security
Shares
Shares Value
Pharmaceuticals (continued)
Viatris, Inc. ........................ 59,051 $ 1,036,936
138,515,455
Professional Services — 0.8%
Automatic Data Processing, Inc. .......... 34,881 9,294,391
Booz Allen Hamilton Holding Corp. , Class A .. 11,575 807,009
Leidos Holdings, Inc. ................. 35,912 4,151,427
Paychex, Inc. ...................... 41,196 4,813,341
Planet Labs PBC , Class A
(a) (c)
............ 90,323 1,849,815
UL Solutions, Inc. , Class A .............. 78,839 7,224,806
28,140,789
Residential REITs — 0.2%
Equity Residential ................... 110,013 7,310,364
Retail REITs — 0.6%
Brixmor Property Group, Inc. ............ 312,250 9,838,997
Regency Centers Corp. ............... 57,354 4,604,953
Simon Property Group, Inc. ............. 34,273 7,861,198
22,305,148
Semiconductors & Semiconductor Equipment — 15.5%
Advanced Micro Devices, Inc.
(a)
.......... 63,297 30,138,867
Analog Devices, Inc. .................. 16,027 5,888,480
Applied Materials, Inc. ................ 39,704 20,156,530
Broadcom, Inc. ..................... 273,473 106,457,569
Cirrus Logic, Inc.
(a)
................... 51,866 6,708,867
Credo Technology Group Holding Ltd.
(a)
..... 1,471 304,482
Intel Corp.
(a)
....................... 152,574 13,762,175
KLA Corp. ......................... 121,561 22,223,782
Lam Research Corp. ................. 92,359 27,063,034
Marvell Technology, Inc. ............... 19,347 3,628,723
Micron Technology, Inc. ................ 52,165 42,933,360
NVIDIA Corp. ...................... 1,262,240 253,394,680
Qnity Electronics, Inc. ................. 19,409 2,546,073
Qorvo, Inc.
(a)
....................... 27,136 2,457,707
QUALCOMM, Inc. ................... 59,521 8,785,895
Rambus, Inc.
(a)
..................... 15,859 1,443,645
Semtech Corp.
(a)
.................... 49,327 5,811,707
553,705,576
Software — 8.7%
Adobe, Inc.
(a)
....................... 17,580 4,402,208
Atlassian Corp. , Class A
(a)
.............. 88,895 8,979,728
Cadence Design Systems, Inc.
(a)
......... 7,527 2,559,331
Crowdstrike Holdings, Inc. , Class A
(a)
....... 54,852 10,469,053
DocuSign, Inc. , Class A
(a)
.............. 164,828 9,037,519
Fair Isaac Corp.
(a)
.................... 5,931 6,660,335
Fortinet, Inc.
(a)
...................... 96,819 15,679,837
HubSpot, Inc.
(a)
..................... 5,948 1,411,817
InterDigital, Inc. ..................... 25,141 7,663,605
Intuit, Inc. ......................... 17,579 5,556,195
JFrog Ltd.
(a)
........................ 19,087 1,522,952
Manhattan Associates, Inc.
(a)
............ 20,210 3,867,386
Microsoft Corp. ..................... 374,868 174,208,657
Nebius Group NV , Class A
(a) (c)
........... 3,742 712,514
Nutanix, Inc. , Class A
(a)
................ 58,109 3,429,012
Oracle Corp. ....................... 64,446 8,369,602
Palantir Technologies, Inc. , Class A
(a)
...... 123,898 15,246,888
Palo Alto Networks, Inc.
(a)
.............. 15,640 5,189,821
Procore Technologies, Inc.
(a)
............ 85,851 4,702,059
Rubrik, Inc. , Class A
(a)
................. 65,004 4,703,689
Salesforce, Inc. ..................... 38,012 6,994,968
Samsara, Inc. , Class A
(a)
............... 124,789 4,650,886
ServiceNow, Inc.
(a)
................... 7,173 797,853

2026
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
July 31, 2026
iShares
®
U.S. Equity Factor ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Software (continued)
Zscaler, Inc.
(a) (c)
..................... 24,395 $ 3,688,524
310,504,439
Specialized REITs — 0.1%
American Tower Corp. ................ 5,959 1,033,052
Crown Castle, Inc. ................... 53,488 4,081,135
5,114,187
Specialty Retail — 1.3%
AutoZone, Inc.
(a)
.................... 261 787,241
Best Buy Co., Inc. ................... 112,588 9,711,841
Carvana Co. , Class A
(a)
................ 95,330 5,944,779
Dick's Sporting Goods, Inc. ............. 4,436 869,057
GameStop Corp. , Class A
(a) (c)
............ 42,702 927,488
Home Depot, Inc. (The) ............... 3,599 1,194,724
Lowe's Cos., Inc. .................... 12,519 2,601,573
Ulta Beauty, Inc.
(a)
................... 9,468 4,855,475
Wayfair, Inc. , Class A
(a)
................ 66,648 5,658,415
Williams-Sonoma, Inc. ................ 63,740 14,574,788
47,125,381
Technology Hardware, Storage & Peripherals — 8.1%
Apple, Inc. ........................ 758,676 234,362,603
Dell Technologies, Inc. , Class C .......... 33,062 13,402,343
Hewlett Packard Enterprise Co. .......... 85,205 4,081,320
NetApp, Inc. ....................... 3,686 657,951
Sandisk Corp.
(a)
..................... 8,246 10,017,488
Seagate Technology Holdings plc ......... 24,957 21,366,436
Western Digital Corp. ................. 12,922 7,040,423
290,928,564
Textiles, Apparel & Luxury Goods — 1.0%
Amer Sports, Inc.
(a)
................... 198,089 7,034,140
Deckers Outdoor Corp.
(a)
............... 50,161 4,859,598
On Holding AG , Class A
(a)
.............. 23,354 846,349
Ralph Lauren Corp. , Class A ............ 29,373 11,171,727
Tapestry, Inc. ....................... 78,576 11,972,625
35,884,439
Tobacco — 1.2%
Altria Group, Inc. .................... 400,249 27,349,014
Philip Morris International, Inc. ........... 83,891 16,008,081
43,357,095
Trading Companies & Distributors — 0.7%
AerCap Holdings NV ................. 128,306 19,361,375
Core & Main, Inc. , Class A
(a)
............. 130,670 5,745,560
25,106,935
Water Utilities — 0.0%
American Water Works Co., Inc. .......... 11,887 1,594,879
Wireless Telecommunication Services — 0.2%
Millicom International Cellular SA ......... 71,968 6,871,505
Total Common Stocks — 99 .9%
(Cost: $ 2,484,964,643 ) ............................ 3,579,928,564
Security
Shares
Shares Value
Rights
Health Care Equipment & Supplies — 0.0%
Hologic, Inc., CVR
(a) (d)
................ 19,262 $ 193
Total Rights — 0.0%
(Cost: $ 193 ) .................................... 193
Total Long-Term Investments — 99.9%
(Cost: $ 2,484,964,836 ) ............................ 3,579,928,757
Short-Term Securities
Money Market Funds — 0.2%
(b)(e)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.81%
(f)
.................. 7,090,855 7,092,982
BlackRock Cash Funds: Treasury, SL Agency
Shares , 3.65% ................... 2,489,168 2,489,168
Total Short-Term Securities — 0 .2%
(Cost: $ 9,580,645 ) ............................... 9,582,150
Total Investments — 100 .1%
(Cost: $ 2,494,545,481 ) ............................ 3,589,510,907
Liabilities in Excess of Other Assets — (0.1) % ............. (4,945,878)
Net Assets — 100.0% ...............................
$ 3,584,565,029
(a)
Non-income producing security.
(b)
Affiliate of the Fund.
(c)
All or a portion of this security is on loan.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(continued)
July 31, 2026
iShares
®
U.S. Equity Factor ETF
Schedule of Investments

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Derivative Financial Instruments Categorized by Risk Exposure
Affiliated Issuer
Value at
07/31/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/26
Shares
Held at
07/31/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 35,943,564 $ — $ (28,849,003)
(a)
$ 52 $ (1,631) $ 7,092,982 7,090,855 $ 56,446
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 2,904,187 — (415,019)
(a)
— — 2,489,168 2,489,168 130,779 —
BlackRock, Inc. .......... 6,516,611 1,352,731 (2,984,685) 89,464 (519,877) 4,454,244 4,085 123,063 —
$ 89,516 $ (521,508) $ 14,036,394 $ 310,288 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
S&P 500 E-Mini Index ....................................................... 10 09/18/26 $ 3,760 $ 3,329
S&P Midcap 400 E-Mini Index ................................................. 1 09/18/26 377 (2,712)
$ 617
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ 3,329 $ — $ — $ — $ 3,329
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... — — 2,712 — — — 2,712
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended July 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures c ontracts ....................... $ — $ — $ 783,288 $ — $ — $ — $ 783,288
Net Change in Unrealized Appreciation
(Depreciation) on:
Futures c ontracts ....................... $ — $ — $ (98,754) $ — $ — $ — $ (98,754)

2026
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
July 31, 2026
iShares
®
U.S. Equity Factor ETF

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 4,640,461
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 3,579,928,564 $ — $ — $ 3,579,928,564
Rights ................................................ — — 193 193
Short-Term Securities
Money Market Funds ...................................... 9,582,150 — — 9,582,150
$ 3,589,510,714 $ — $ 193 $ 3,589,510,907
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 3,329 $ — $ — $ 3,329
Liabilities
Equity contracts ........................................... (2,712) — — (2,712)
$ 617 $ — $ — $ 617
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
July 31, 2026
iShares
®
U.S. Small-Cap Equity Factor ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 3.1%
AeroVironment, Inc.
(a)
................. 16,829 $ 2,513,748
Archer Aviation, Inc. , Class A
(a) (b)
.......... 206,678 958,986
ATI, Inc.
(a)
......................... 86,388 16,192,567
BWX Technologies, Inc. ............... 53,650 9,050,755
Carpenter Technology Corp. ............ 34,115 17,728,201
Curtiss-Wright Corp. .................. 23,668 17,135,632
FTAI Aviation Ltd. .................... 55,865 11,508,190
Hexcel Corp. ....................... 5,879 605,243
Huntington Ingalls Industries, Inc. ......... 21,988 7,177,983
Intuitive Machines, Inc. , Class A
(a) (b)
........ 47,674 588,297
Karman Holdings, Inc.
(a) (b)
.............. 96,541 4,648,449
Kratos Defense & Security Solutions, Inc.
(a)
.. 75,539 3,520,117
Loar Holdings, Inc.
(a) (b)
................. 46,892 3,209,757
Mercury Systems, Inc.
(a)
............... 39,420 3,827,682
Moog, Inc. , Class A .................. 16,120 6,284,382
StandardAero, Inc.
(a)
.................. 237,220 6,952,918
Woodward, Inc. ..................... 37,710 13,603,882
York Space Systems, Inc.
(a) (b)
............ 35,190 518,349
126,025,138
Automobile Components — 0.8%
Autoliv, Inc. ........................ 51,758 6,375,033
BorgWarner, Inc. .................... 133,685 8,521,082
Dana, Inc. ......................... 82,496 2,221,617
Garrett Motion, Inc. .................. 90,996 2,834,525
Mobileye Global, Inc. , Class A
(a) (b)
......... 346,703 2,752,822
Phinia, Inc. ........................ 77,892 5,732,072
QuantumScape Corp. , Class A
(a) (b)
........ 127,239 664,188
Standard Motor Products, Inc. ........... 31,279 1,195,796
Visteon Corp. ...................... 29,181 3,050,582
33,347,717
Automobiles — 0.2%
Harley-Davidson, Inc. ................. 168,599 4,137,419
Robo.ai, Inc.
(a) (b)
..................... 143,118 402,162
Thor Industries, Inc. .................. 23,405 1,754,673
6,294,254
Banks — 5.6%
1st Source Corp. .................... 84,791 7,609,144
Associated Banc-Corp. ................ 126,098 3,893,906
Axos Financial, Inc.
(a)
................. 101,679 10,311,267
BancFirst Corp. ..................... 39,601 4,467,785
Bancorp, Inc. (The)
(a)
................. 62,615 4,199,588
Bank of Hawaii Corp. ................. 35,932 2,870,967
Bank of NT Butterfield & Son Ltd. (The) ..... 67,250 4,121,753
Bank OZK ........................ 51,869 2,660,880
BankUnited, Inc. .................... 164,363 7,667,534
Capitol Federal Financial, Inc. ........... 110,540 977,174
City Holding Co. .................... 6,177 896,344
Commerce Bancshares, Inc. ............ 130,345 7,725,548
Community Trust Bancorp, Inc. .......... 34,827 2,732,178
Cullen/Frost Bankers, Inc. .............. 65,084 10,826,073
Customers Bancorp, Inc.
(a)
.............. 61,185 4,814,036
CVB Financial Corp. .................. 71,668 1,603,213
Eagle Bancorp, Inc. .................. 71,955 1,996,751
East West Bancorp, Inc. ............... 135,379 17,734,649
First Bancorp ...................... 317,075 9,172,980
First Citizens BancShares, Inc. , Class A ..... 5,285 11,556,445
First Financial Bankshares, Inc. .......... 40,325 1,417,021
First Hawaiian, Inc. .................. 105,326 2,927,010
First Horizon Corp. ................... 124,905 3,202,564
Flagstar Bank NA .................... 111,994 1,592,555
Fulton Financial Corp. ................. 126,387 3,074,996
Security
Shares
Shares Value
Banks (continued)
Hancock Whitney Corp. ............... 46,702 $ 3,596,054
Hilltop Holdings, Inc. .................. 122,392 4,827,140
International Bancshares Corp. .......... 12,105 926,517
Metropolitan Bank Holding Corp. ......... 58,261 5,387,977
OFG Bancorp ...................... 195,874 10,353,900
Pathward Financial, Inc. ............... 72,431 6,391,311
Pinnacle Financial Partners, Inc. .......... 27,939 2,940,021
Popular, Inc.
(b)
...................... 126,464 22,157,757
Preferred Bank ..................... 17,722 1,850,886
ServisFirst Bancshares, Inc. ............ 51,143 4,577,299
Southstate Bank Corp. ................ 5,126 538,691
Texas Capital Bancshares, Inc. .......... 13,380 1,322,613
TFS Financial Corp. .................. 406,796 7,489,114
Trustmark Corp. .................... 68,412 3,246,149
UMB Financial Corp. ................. 39,348 5,734,184
WaFd, Inc. ........................ 120,312 4,423,872
Webster Financial Corp. ............... 30,662 2,367,720
Western Alliance Bancorp .............. 12,136 976,827
Wintrust Financial Corp. ............... 5,898 940,967
Zions Bancorp NA ................... 146,009 10,176,827
230,278,187
Beverages — 0.6%
Boston Beer Co., Inc. (The) , Class A
(a)
...... 6,173 1,130,893
Celsius Holdings, Inc.
(a) (b)
............... 15,026 438,909
Coca-Cola Consolidated, Inc. ............ 65,554 12,317,597
Molson Coors Beverage Co. , Class B ...... 59,023 2,452,996
Vita Coco Co., Inc. (The)
(a)
.............. 94,023 6,199,877
22,540,272
Biotechnology — 6.7%
(a)
ACADIA Pharmaceuticals, Inc. ........... 218,142 5,643,334
Akebia Therapeutics, Inc.
(b)
............. 613,144 809,350
Alkermes plc ....................... 260,818 12,777,474
Allogene Therapeutics, Inc. ............. 476,459 895,743
Anavex Life Sciences Corp.
(b)
............ 161,530 444,207
Apogee Therapeutics, Inc. .............. 10,489 1,406,470
Arcus Biosciences, Inc. ................ 98,302 2,771,133
Arrowhead Pharmaceuticals, Inc. ......... 44,782 3,790,796
ARS Pharmaceuticals, Inc.
(b)
............ 51,192 262,615
Beam Therapeutics, Inc. ............... 18,160 463,443
BioCryst Pharmaceuticals, Inc. ........... 753,414 6,765,658
Black Diamond Therapeutics, Inc.
(b)
....... 469,215 792,973
Bridgebio Pharma, Inc. ................ 184,926 14,810,723
CareDx, Inc.
(b)
...................... 59,980 2,621,726
Celcuity, Inc.
(b)
...................... 38,140 3,294,533
Cogent Biosciences, Inc.
(b)
.............. 18,721 728,809
Corvus Pharmaceuticals, Inc.
(b)
.......... 35,599 472,043
CRISPR Therapeutics AG
(b)
............. 57,543 2,761,489
Cullinan Therapeutics, Inc. ............. 115,107 1,899,265
Cytokinetics, Inc. .................... 70,697 5,452,860
Denali Therapeutics, Inc.
(b)
............. 253,103 5,826,431
Dyne Therapeutics, Inc. ............... 32,513 818,677
Emergent BioSolutions, Inc. ............. 267,509 1,931,415
Erasca, Inc. ....................... 235,300 4,270,695
Exelixis, Inc. ....................... 247,438 13,121,637
GRAIL, Inc. ........................ 20,603 1,412,542
Halozyme Therapeutics, Inc.
(b)
........... 159,903 13,198,394
ImmunityBio, Inc.
(b)
................... 56,930 408,188
Immunovant, Inc.
(b)
................... 16,063 620,353
Insmed, Inc. ....................... 122,482 12,076,725
Ionis Pharmaceuticals, Inc. ............. 132,324 6,850,413
Ironwood Pharmaceuticals, Inc. , Class A .... 367,210 1,553,298
Janux Therapeutics, Inc. ............... 52,873 802,083
Keros Therapeutics, Inc. ............... 103,374 1,040,976

2026
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
July 31, 2026
iShares
®
U.S. Small-Cap Equity Factor ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Biotechnology (continued)
Kodiak Sciences, Inc.
(b)
................ 15,602 $ 648,731
Kura Oncology, Inc.
(b)
................. 45,777 412,451
Madrigal Pharmaceuticals, Inc.
(b)
......... 14,371 6,715,856
MiMedx Group, Inc. .................. 207,517 857,045
Mineralys Therapeutics, Inc. ............ 91,585 2,337,249
Mirum Pharmaceuticals, Inc. ............ 52,809 5,595,114
Moderna, Inc.
(b)
..................... 273,275 14,980,936
Myriad Genetics, Inc. ................. 183,637 525,202
Natera, Inc. ........................ 95,027 25,444,430
Novavax, Inc.
(b)
..................... 109,315 800,186
Nurix Therapeutics, Inc. ............... 84,905 1,970,645
Praxis Precision Medicines, Inc. .......... 2,961 911,485
Protagonist Therapeutics, Inc. ........... 27,645 3,777,413
PTC Therapeutics, Inc. ................ 63,308 4,305,577
Revolution Medicines, Inc. .............. 102,208 19,167,066
Rhythm Pharmaceuticals, Inc. ........... 48,983 4,861,563
Roivant Sciences Ltd. ................. 74,429 2,523,887
Sana Biotechnology, Inc.
(b)
.............. 422,400 1,322,112
Spyre Therapeutics, Inc. ............... 36,661 3,604,876
TG Therapeutics, Inc.
(b)
................ 68,906 3,585,179
Travere Therapeutics, Inc. .............. 45,831 2,561,495
Twist Bioscience Corp.
(b)
............... 69,909 6,400,169
United Therapeutics Corp. .............. 31,247 16,176,884
UroGen Pharma Ltd. ................. 30,659 1,172,400
Vera Therapeutics, Inc. , Class A .......... 62,518 2,006,828
Veracyte, Inc. ...................... 139,998 6,484,707
Viking Therapeutics, Inc. ............... 39,589 1,256,555
Xencor, Inc. ....................... 151,360 3,058,986
276,261,498
Broadline Retail — 1.0%
Dillard's, Inc. , Class A
(b)
................ 11,861 6,978,301
Etsy, Inc.
(a)
........................ 152,010 12,416,177
Global-e Online Ltd.
(a) (b)
................ 130,143 5,115,921
Kohl's Corp. ....................... 296,006 5,665,555
Macy's, Inc. ....................... 379,356 9,415,616
39,591,570
Building Products — 1.8%
A O Smith Corp. .................... 14,144 850,479
Advanced Drainage Systems, Inc. ........ 28,506 3,947,511
Allegion plc ........................ 39,630 6,237,762
Apogee Enterprises, Inc. ............... 70,900 2,807,640
Carlisle Cos., Inc. ................... 32,252 11,608,140
CSW Industrials, Inc. ................. 6,006 1,915,493
Griffon Corp. ....................... 106,432 9,171,245
Louisiana-Pacific Corp. ................ 80,634 5,840,321
Masterbrand, Inc.
(a) (b)
................. 46,377 382,610
Modine Manufacturing Co.
(a)
............ 36,380 7,314,563
Owens Corning ..................... 38,270 5,315,703
Quanex Building Products Corp. .......... 33,600 599,424
Resideo Technologies, Inc.
(a)
............ 30,123 1,033,219
Simpson Manufacturing Co., Inc. ......... 28,323 5,317,360
Trex Co., Inc.
(a)
..................... 119,982 5,202,419
UFP Industries, Inc. .................. 62,389 5,411,622
72,955,511
Capital Markets — 3.7%
Acadian Asset Management, Inc. ......... 17,096 1,478,633
Affiliated Managers Group, Inc. .......... 44,108 16,175,727
Cohen & Steers, Inc. ................. 12,017 988,639
Donnelley Financial Solutions, Inc.
(a) (b)
...... 64,704 3,060,499
Evercore, Inc. , Class A ................ 53,728 17,223,048
FactSet Research Systems, Inc. .......... 15,399 4,053,017
Federated Hermes, Inc. , Class B, NVS ..... 91,631 5,494,195
Houlihan Lokey, Inc. , Class A ............ 34,141 4,284,354
Security
Shares
Shares Value
Capital Markets (continued)
Interactive Brokers Group, Inc. , Class A ..... 388,785 $ 34,209,192
Invesco Ltd. ....................... 196,170 5,806,632
Jefferies Financial Group, Inc. ........... 161,344 8,809,382
Lazard, Inc. , Class A .................. 54,691 2,317,805
Marex Group Ltd. .................... 36,231 2,352,117
Miami International Holdings, Inc.
(a) (b)
....... 82,657 3,888,185
Morningstar, Inc. .................... 21,471 4,134,671
Piper Sandler Cos. ................... 120,359 9,123,212
StepStone Group, Inc. , Class A .......... 22,457 984,964
Stifel Financial Corp. ................. 81,186 6,731,131
StoneX Group, Inc.
(a)
................. 64,449 4,934,860
Virtu Financial, Inc. , Class A ............. 64,422 3,783,504
Webull Corp.
(a) (b)
.................... 157,341 1,110,827
WisdomTree, Inc. .................... 98,682 1,911,470
XP, Inc. , Class A .................... 630,140 10,750,188
153,606,252
Chemicals — 1.6%
Albemarle Corp. .................... 55,686 6,550,901
Ashland, Inc. ....................... 99,283 7,208,939
Avient Corp. ....................... 128,090 4,652,229
Axalta Coating Systems Ltd.
(a)
........... 133,022 4,763,518
Balchem Corp. ..................... 9,024 1,512,016
Cabot Corp. ....................... 40,750 3,586,815
Element Solutions, Inc. ................ 196,010 7,199,447
FMC Corp. ........................ 105,978 1,135,024
Huntsman Corp. .................... 187,747 1,832,411
Ingevity Corp.
(a)
..................... 24,881 1,819,050
Mativ Holdings, Inc. .................. 201,498 1,759,078
Mosaic Co. (The) .................... 128,335 2,838,770
Olin Corp. ......................... 80,473 1,489,555
Perimeter Solutions, Inc.
(a)
.............. 276,057 8,450,105
RPM International, Inc. ................ 57,806 6,189,288
Scotts Miracle-Gro Co. (The) ............ 84,307 5,537,284
Sensient Technologies Corp. ............ 6,441 796,558
67,320,988
Commercial Services & Supplies — 1.0%
ACCO Brands Corp. .................. 774,285 3,267,483
Brady Corp. , Class A, NVS ............. 62,127 5,856,712
Cimpress plc
(a) (b)
.................... 48,675 4,804,222
CoreCivic, Inc.
(a)
.................... 190,686 5,701,511
Deluxe Corp. ....................... 124,466 3,219,935
HNI Corp. ......................... 20,697 931,572
Interface, Inc. , Class A ................ 145,949 5,000,213
MSA Safety, Inc. .................... 3,959 753,279
Onterris, Inc.
(a) (b)
..................... 77,819 1,633,421
Pitney Bowes, Inc. ................... 118,743 2,081,565
Tetra Tech, Inc. ..................... 252,991 8,389,182
41,639,095
Communications Equipment — 0.8%
ADTRAN Holdings, Inc.
(a)
.............. 40,987 348,799
Applied Optoelectronics, Inc.
(a) (b)
.......... 26,022 2,454,395
Extreme Networks, Inc.
(a)
............... 268,929 8,105,520
NETGEAR, Inc.
(a)
.................... 106,634 2,576,277
NetScout Systems, Inc.
(a) (b)
............. 181,695 7,389,536
Ondas, Inc.
(a) (b)
..................... 184,212 1,379,748
Viasat, Inc.
(a)
....................... 60,154 4,627,647
Viavi Solutions, Inc.
(a)
................. 89,960 3,324,022
Vistance Networks, Inc. ................ 73,074 857,889
31,063,833
Construction & Engineering — 2.5%
AECOM .......................... 64,234 4,649,899
API Group Corp.
(a)
................... 117,444 4,660,178

Schedule of Investments
(continued)
July 31, 2026
iShares
®
U.S. Small-Cap Equity Factor ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Construction & Engineering (continued)
Argan, Inc. ........................ 23,667 $ 13,500,367
Dycom Industries, Inc.
(a)
............... 9,104 3,651,341
EMCOR Group, Inc. .................. 48,734 38,861,954
Everus Construction Group, Inc.
(a)
......... 30,866 3,871,522
Fluor Corp.
(a)
....................... 10,044 503,907
Limbach Holdings, Inc.
(a) (b)
.............. 10,818 775,651
MasTec, Inc.
(a)
...................... 1,181 310,721
MYR Group, Inc.
(a)
................... 1,174 391,200
Primoris Services Corp. ............... 22,471 1,896,777
Sterling Infrastructure, Inc.
(a)
............ 31,145 18,586,402
Tutor Perini Corp. ................... 39,538 3,311,308
Valmont Industries, Inc. ................ 11,450 5,515,465
100,486,692
Consumer Finance — 1.0%
Bread Financial Holdings, Inc. ........... 3,615 390,673
Credit Acceptance Corp.
(a) (b)
............. 6,586 3,746,841
Dave, Inc. , Class A
(a)
................. 1,473 548,972
Figure Technology Solutions, Inc. , Class A
(a) (b)
. 108,512 2,703,034
Green Dot Corp. , Class A
(a)
............. 87,074 1,141,540
Happen, Inc.
(a)
...................... 41,679 797,736
LendingTree, Inc.
(a)
................... 39,332 1,253,118
Navient Corp. ...................... 452,082 3,792,968
OneMain Holdings, Inc. ................ 65,985 4,129,341
PROG Holdings, Inc. ................. 127,373 5,606,960
SLM Corp. ........................ 235,581 6,123,928
SoFi Technologies, Inc.
(a) (b)
............. 732,437 11,946,048
42,181,159
Consumer Staples Distribution & Retail — 1.3%
Albertsons Cos., Inc. , Class A ........... 276,438 3,201,152
BJ's Wholesale Club Holdings, Inc.
(a) (b)
...... 28,920 2,827,798
Casey's General Stores, Inc. ............ 15,280 13,308,880
Ingles Markets, Inc. , Class A ............ 70,561 6,351,196
Maplebear, Inc.
(a)
.................... 144,769 6,456,697
Sprouts Farmers Market, Inc.
(a) (b)
......... 76,697 6,684,910
United Natural Foods, Inc.
(a)
............. 88,279 4,487,221
US Foods Holding Corp.
(a)
.............. 96,991 9,756,325
53,074,179
Containers & Packaging — 0.2%
Graphic Packaging Holding Co. .......... 330,737 3,548,808
Greif, Inc. , Class A, NVS ............... 6,669 577,202
O-I Glass, Inc.
(a)
..................... 91,096 651,336
Sonoco Products Co. ................. 67,302 3,793,141
8,570,487
Diversified Consumer Services — 1.0%
ADT, Inc. ......................... 316,363 2,417,013
Coursera, Inc.
(a)
..................... 350,831 1,862,913
Covista, Inc.
(a)
...................... 41,295 5,155,681
Duolingo, Inc. , Class A
(a) (b)
.............. 42,117 5,677,793
Frontdoor, Inc.
(a)
..................... 26,913 1,954,691
H&R Block, Inc. ..................... 228,038 10,040,513
Perdoceo Education Corp. .............. 278,255 8,851,292
Service Corp. International ............. 23,718 2,044,254
Stride, Inc.
(a)
....................... 49,522 3,976,121
41,980,271
Diversified Telecommunication Services — 0.9%
AST SpaceMobile, Inc. , Class A
(a) (b)
........ 131,306 7,744,428
Bandwidth, Inc. , Class A
(a)
.............. 25,174 985,310
Globalstar, Inc.
(a) (b)
................... 32,989 2,750,623
IDT Corp. , Class B ................... 7,166 471,953
IHS Holding Ltd.
(a) (b)
.................. 206,332 1,691,923
Iridium Communications, Inc. ............ 32,570 1,541,864
Liberty Global Ltd. , Class A
(a)
............ 289,274 3,069,197
Security
Shares
Shares Value
Diversified Telecommunication Services (continued)
Liberty Global Ltd. , Class C, NVS
(a)
........ 859,434 $ 8,903,736
Liberty Latin America Ltd. , Class A
(a)
....... 565,528 4,609,053
Lumen Technologies, Inc.
(a)
............. 893,311 5,699,324
Uniti Group, Inc. .................... 100,050 972,486
38,439,897
Electric Utilities — 0.7%
IDACORP, Inc. ..................... 125,011 17,865,322
OGE Energy Corp. ................... 104,828 4,963,606
Oklo, Inc. , Class A
(a) (b)
................. 63,379 2,461,006
Otter Tail Corp. ..................... 28,642 2,532,526
Portland General Electric Co. ............ 52,963 2,612,665
30,435,125
Electrical Equipment — 2.0%
Acuity, Inc. ........................ 41,563 13,648,874
American Superconductor Corp.
(a)
........ 126,073 3,702,764
Amprius Technologies, Inc.
(a) (b)
........... 211,670 2,032,032
Array Technologies, Inc.
(a) (b)
............. 295,911 1,544,655
Atkore, Inc. ........................ 17,542 1,279,864
EnerSys .......................... 14,637 2,723,214
Eos Energy Enterprises, Inc. , Class A
(a) (b)
.... 65,396 221,038
Fluence Energy, Inc. , Class A
(a) (b)
......... 48,043 669,239
Generac Holdings, Inc.
(a)
............... 21,923 4,321,243
Nextpower, Inc. , Class A
(a) (b)
............. 56,032 5,035,596
nVent Electric plc .................... 214,252 32,958,385
Powell Industries, Inc. ................. 49,031 10,231,789
Regal Rexnord Corp. ................. 14,090 2,891,691
Vicor Corp.
(a) (b)
...................... 11,996 2,487,611
83,747,995
Electronic Equipment, Instruments & Components — 3.9%
Advanced Energy Industries, Inc. ......... 19,532 5,654,905
Aeva Technologies, Inc.
(a) (b)
............. 17,507 307,073
Arlo Technologies, Inc.
(a)
............... 225,927 3,325,645
Arrow Electronics, Inc.
(a)
............... 38,550 8,348,774
Badger Meter, Inc. ................... 28,354 3,809,360
Belden, Inc. ....................... 25,295 3,137,845
Cognex Corp. ...................... 14,923 973,577
Crane NXT Co. ..................... 54,826 2,848,211
Fabrinet
(a)
......................... 16,726 7,282,668
Flex Ltd.
(a)
......................... 281,695 32,042,806
Insight Enterprises, Inc.
(a)
.............. 10,236 1,319,727
Itron, Inc.
(a) (b)
....................... 48,853 4,868,690
Jabil, Inc. ......................... 97,969 30,865,133
Knowles Corp.
(a)
.................... 155,756 5,699,112
Littelfuse, Inc. ...................... 7,459 3,297,848
Mirion Technologies, Inc. , Class A
(a)
....... 231,017 3,460,635
Napco Security Technologies, Inc. ........ 60,712 2,251,201
nLight, Inc.
(a)
....................... 63,178 4,346,646
Novanta, Inc.
(a) (b)
.................... 8,617 1,228,353
OSI Systems, Inc.
(a)
.................. 14,663 3,246,242
Ouster, Inc. , Class A
(a)
................. 16,239 633,483
Ralliant Corp. ...................... 106,076 6,934,188
Sanmina Corp.
(a)
.................... 41,252 7,654,721
TD SYNNEX Corp. ................... 31,545 8,066,056
TTM Technologies, Inc.
(a)
............... 68,509 7,908,679
Vontier Corp.
(b)
..................... 47,524 1,526,946
161,038,524
Energy Equipment & Services — 1.2%
Archrock, Inc. ...................... 181,131 6,477,245
Helmerich & Payne, Inc. ............... 101,347 3,503,566
Kodiak Gas Services, Inc. .............. 38,346 2,251,294
NOV, Inc. ......................... 272,380 5,292,343
Oceaneering International, Inc.
(a) (b)
........ 86,251 4,207,324

2026
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
July 31, 2026
iShares
®
U.S. Small-Cap Equity Factor ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Energy Equipment & Services (continued)
Oil States International, Inc.
(a) (b)
.......... 276,040 $ 2,238,684
Patterson-UTI Energy, Inc. ............. 551,699 5,781,805
Transocean Ltd.
(a)
................... 750,652 3,993,469
Valaris Ltd.
(a)
....................... 12,536 992,726
Weatherford International plc ............ 148,972 13,078,252
47,816,708
Entertainment — 0.3%
Playtika Holding Corp. ................ 126,150 503,338
Roku, Inc. , Class A
(a)
................. 73,973 10,726,825
11,230,163
Financial Services — 2.0%
Affirm Holdings, Inc. , Class A
(a)
........... 141,011 10,083,697
Bladex, Inc. , Class E ................. 125,582 7,352,826
Chime Financial, Inc. , Class A
(a) (b)
......... 368,174 8,464,320
Dlocal Ltd. , Class A .................. 110,470 1,665,888
Euronet Worldwide, Inc.
(a)
.............. 29,862 2,130,056
EVERTEC, Inc. ..................... 25,801 785,382
Hannon Armstrong Sustainable Infrastructure
Capital, Inc. ..................... 45,025 1,705,097
Jackson Financial, Inc. , Class A .......... 26,237 3,208,260
Klarna Group plc
(a) (b)
.................. 127,475 2,414,377
MGIC Investment Corp. ............... 135,362 4,066,274
PennyMac Financial Services, Inc. ........ 9,906 747,011
Radian Group, Inc. ................... 62,690 2,444,283
Rocket Cos., Inc. , Class A
(a)
............. 552,873 7,132,062
Sezzle, Inc.
(a) (b)
..................... 38,910 6,021,323
StoneCo Ltd. , Class A ................. 200,005 2,275,057
Toast, Inc. , Class A
(a)
................. 255,128 8,232,981
Voya Financial, Inc. .................. 72,814 7,239,896
Western Union Co. (The) .............. 186,295 1,184,836
WEX, Inc.
(a)
........................ 18,513 3,461,190
80,614,816
Food Products — 0.7%
B&G Foods, Inc. .................... 337,373 1,190,927
Cal-Maine Foods, Inc. ................. 31,226 2,741,018
Campbell's Co. (The)
(b)
................ 30,816 677,336
Conagra Brands, Inc. ................. 306,438 4,446,415
Flowers Foods, Inc. .................. 102,691 720,891
Hain Celestial Group, Inc. (The)
(a) (b)
........ 1,011,143 503,954
Ingredion, Inc. ...................... 12,925 1,285,520
John B Sanfilippo & Son, Inc. ............ 74,660 6,178,862
Marzetti Co. (The) ................... 3,636 388,579
Pilgrim's Pride Corp. .................. 84,244 2,304,916
Post Holdings, Inc.
(a) (b)
................. 53,575 4,897,291
Tootsie Roll Industries, Inc. ............. 12,547 489,584
Utz Brands, Inc. , Class A ............... 93,353 1,318,144
Village Farms International, Inc.
(a) (b)
........ 282,354 542,120
27,685,557
Gas Utilities — 0.8%
MDU Resources Group, Inc. ............ 76,633 1,528,828
National Fuel Gas Co. ................ 75,907 6,247,905
New Jersey Resources Corp. ............ 105,749 6,121,810
Northwest Natural Holding Co. ........... 9,149 447,569
ONE Gas, Inc. ...................... 62,886 4,883,098
Southwest Gas Holdings, Inc. ........... 5,367 479,810
Spire, Inc. ......................... 63,541 5,074,384
UGI Corp. ......................... 274,569 9,917,432
34,700,836
Ground Transportation — 1.1%
Avis Budget Group, Inc.
(a)
.............. 12,109 1,664,261
Fedex Freight Holding Co., Inc.
(a)
......... 60,283 8,471,570
Lyft, Inc. , Class A
(a) (b)
.................. 519,414 8,237,906
Security
Shares
Shares Value
Ground Transportation (continued)
Ryder System, Inc. ................... 57,679 $ 14,790,049
XPO, Inc.
(a)
........................ 49,336 9,915,056
43,078,842
Health Care Equipment & Supplies — 1.9%
AtriCure, Inc.
(a) (b)
.................... 33,699 1,272,474
Baxter International, Inc.
(b)
.............. 110,040 2,878,646
Butterfly Network, Inc. , Class A
(a)
......... 557,801 3,965,965
Cerus Corp.
(a)
...................... 965,854 2,076,586
CONMED Corp. ..................... 32,880 1,522,344
DENTSPLY SIRONA, Inc. .............. 534,028 7,139,954
Enovis Corp.
(a)
...................... 208,587 6,080,311
Envista Holdings Corp.
(a)
............... 159,369 4,352,367
Glaukos Corp.
(a)
..................... 24,865 4,145,493
Haemonetics Corp.
(a)
................. 28,491 2,437,120
Inspire Medical Systems, Inc.
(a)
.......... 15,585 782,523
Integer Holdings Corp.
(a)
............... 8,635 1,046,648
IRhythm Holdings, Inc.
(a) (b)
.............. 19,451 2,279,074
Lantheus Holdings, Inc.
(a) (b)
............. 21,301 2,122,432
LeMaitre Vascular, Inc. ................ 8,031 813,701
LivaNova plc
(a)
...................... 133,964 10,735,875
Merit Medical Systems, Inc.
(a)
............ 48,546 4,126,896
Orthofix Medical, Inc.
(a) (b)
............... 52,608 620,775
Penumbra, Inc.
(a)
.................... 10,186 3,271,641
Sight Sciences, Inc.
(a)
................. 269,592 1,418,054
Solventum Corp.
(a) (b)
.................. 120,449 10,291,163
Teleflex, Inc. ....................... 32,483 4,440,751
77,820,793
Health Care Providers & Services — 2.2%
Alignment Healthcare, Inc.
(a)
............ 82,574 1,226,224
AMN Healthcare Services, Inc.
(a)
.......... 48,738 1,639,059
Billiontoone, Inc. , Class A
(a) (b)
............ 30,179 4,182,809
BrightSpring Health Services, Inc.
(a)
....... 99,698 5,952,968
Brookdale Senior Living, Inc.
(a) (b)
.......... 322,613 4,710,150
Chemed Corp. ...................... 8,005 4,260,661
DaVita, Inc.
(a) (b)
..................... 5,877 1,411,009
Encompass Health Corp. .............. 40,100 4,453,907
Ensign Group, Inc. (The) ............... 34,269 6,105,365
GeneDx Holdings Corp. , Class A
(a)
........ 13,700 892,007
Guardant Health, Inc.
(a)
................ 123,318 19,976,283
HealthEquity, Inc.
(a)
................... 6,684 672,477
Henry Schein, Inc.
(a)
.................. 8,172 700,749
Hims & Hers Health, Inc. , Class A
(a) (b)
...... 142,128 3,946,894
Joint Corp. (The)
(a) (b)
.................. 47,142 390,807
LifeStance Health Group, Inc.
(a)
.......... 50,552 529,785
NeoGenomics, Inc.
(a) (b)
................ 44,872 686,093
NRC Health ....................... 65,663 1,281,085
Option Care Health, Inc.
(a)
.............. 87,600 2,017,428
Pediatrix Medical Group, Inc.
(a)
........... 86,517 2,293,566
Tenet Healthcare Corp.
(a)
............... 83,572 21,292,474
88,621,800
Health Care REITs — 0.3%
Alexandria Real Estate Equities, Inc. ....... 71,780 3,693,081
Medical Properties Trust, Inc. ............ 635,286 2,941,374
National Health Investors, Inc. ........... 20,318 1,557,375
Omega Healthcare Investors, Inc. ......... 85,634 4,335,649
12,527,479
Health Care Technology — 0.3%
Definitive Healthcare Corp. , Class A
(a)
...... 550,305 375,473
Doximity, Inc. , Class A
(a)
............... 101,508 2,122,532
HealthStream, Inc. ................... 58,219 1,632,461
HeartFlow, Inc.
(a)
.................... 51,240 1,292,785
Teladoc Health, Inc.
(a)
................. 587,828 3,944,326

Schedule of Investments
(continued)
July 31, 2026
iShares
®
U.S. Small-Cap Equity Factor ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Health Care Technology (continued)
Waystar Holding Corp.
(a) (b)
.............. 66,278 $ 1,399,129
10,766,706
Hotel & Resort REITs — 0.2%
Park Hotels & Resorts, Inc. ............. 291,342 4,387,610
Pebblebrook Hotel Trust
(b)
.............. 33,869 646,898
RLJ Lodging Trust ................... 82,579 1,011,593
Ryman Hospitality Properties, Inc. ........ 4,061 542,753
Service Properties Trust ............... 134,941 1,083,576
Sunstone Hotel Investors, Inc. ........... 55,304 650,928
Xenia Hotels & Resorts, Inc. ............ 71,439 1,470,215
9,793,573
Hotels, Restaurants & Leisure — 1.9%
Bloomin' Brands, Inc. ................. 260,216 2,253,471
Boyd Gaming Corp. .................. 6,760 575,006
Brightstar Lottery plc ................. 243,861 2,448,364
Brinker International, Inc.
(a)
............. 21,303 4,552,451
Caesars Entertainment, Inc.
(a)
........... 13,999 416,470
Cava Group, Inc.
(a) (b)
.................. 38,871 2,535,555
Cheesecake Factory, Inc. (The) .......... 16,507 1,674,140
Dine Brands Global, Inc. ............... 53,255 1,913,985
Genius Sports Ltd.
(a)
.................. 66,893 463,569
Life Time Group Holdings, Inc.
(a)
.......... 40,957 1,847,161
MakeMyTrip Ltd.
(a) (b)
.................. 59,843 3,408,059
Marriott Vacations Worldwide Corp. ........ 25,997 2,534,967
MGM Resorts International
(a)
............ 98,252 4,379,092
Navan, Inc. , Class A
(a)
................. 166,131 4,422,407
Papa John's International, Inc. ........... 36,684 1,096,852
Penn Entertainment, Inc.
(a)
.............. 36,393 747,148
Planet Fitness, Inc. , Class A
(a)
........... 30,824 1,723,370
Rush Street Interactive, Inc. , Class A
(a)
..... 44,732 1,203,738
Six Flags Entertainment Corp.
(a) (b)
......... 35,794 620,310
Super Group SGHC Ltd. ............... 315,476 4,416,664
Texas Roadhouse, Inc. , Class A .......... 10,117 2,078,436
Travel + Leisure Co. .................. 107,254 8,153,449
United Parks & Resorts, Inc.
(a) (b)
.......... 105,331 4,700,923
Vail Resorts, Inc. .................... 22,963 3,430,213
Wendy's Co. (The)
(b)
.................. 240,052 1,766,783
Wingstop, Inc. ...................... 31,854 4,124,774
Wyndham Hotels & Resorts, Inc. ......... 45,506 3,406,579
Wynn Resorts Ltd. ................... 58,539 5,813,508
76,707,444
Household Durables — 1.1%
Cavco Industries, Inc.
(a)
................ 740 404,802
Helen of Troy Ltd.
(a)
.................. 22,532 622,559
Installed Building Products, Inc. .......... 12,895 2,874,811
KB Home ......................... 33,878 1,862,274
Lovesac Co. (The)
(a) (b)
................. 32,730 526,626
Newell Brands, Inc. .................. 532,240 2,980,544
SharkNinja, Inc.
(a) (b)
.................. 95,278 15,413,122
Somnigroup International, Inc. ........... 130,764 8,542,812
Sonos, Inc.
(a)
....................... 124,665 1,827,589
Toll Brothers, Inc. .................... 51,072 7,450,894
Whirlpool Corp. ..................... 15,606 585,225
43,091,258
Household Products — 0.2%
Central Garden & Pet Co. , Class A, NVS
(a)
... 61,030 2,313,648
Energizer Holdings, Inc. ............... 21,558 452,071
Spectrum Brands Holdings, Inc. .......... 38,522 3,419,598
6,185,317
Security
Shares
Shares Value
Independent Power and Renewable Electricity Producers — 0.4%
AES Corp. (The) .................... 682,569 $ 10,020,113
Talen Energy Corp.
(a)
................. 24,749 8,268,641
18,288,754
Industrial Conglomerates — 0.3%
DuPont de Nemours, Inc. .............. 97,775 13,395,175
Industrial REITs — 0.6%
EastGroup Properties, Inc. ............. 18,999 3,970,981
First Industrial Realty Trust, Inc. .......... 213,606 14,063,819
Industrial Logistics Properties Trust ........ 202,343 1,742,173
LXP Industrial Trust .................. 52,455 3,175,101
STAG Industrial, Inc. ................. 36,665 1,402,803
24,354,877
Insurance — 3.0%
Accelerant Holdings , Class A
(a) (b)
.......... 54,967 653,008
Assurant, Inc. ...................... 28,562 7,974,225
Assured Guaranty Ltd. ................ 97,455 8,061,478
Axis Capital Holdings Ltd. .............. 4,442 467,831
CNO Financial Group, Inc. .............. 148,772 8,195,849
First American Financial Corp. ........... 71,373 5,352,261
Genworth Financial, Inc. , Class A
(a)
........ 186,159 1,829,943
Hamilton Insurance Group Ltd. , Class B .... 224,966 8,089,777
HCI Group, Inc. ..................... 45,650 7,989,207
Kinsale Capital Group, Inc. ............. 5,666 2,019,476
Lemonade, Inc.
(a)
.................... 72,373 3,496,340
Mercury General Corp. ................ 35,950 3,850,964
Old Republic International Corp. .......... 252,878 10,926,858
Oscar Health, Inc. , Class A
(a)
............ 280,809 8,766,857
Palomar Holdings, Inc.
(a)
............... 8,183 1,094,804
Primerica, Inc. ...................... 33,604 10,751,936
RenaissanceRe Holdings Ltd. ........... 29,102 9,312,058
Root, Inc. , Class A
(a)
.................. 39,655 2,147,318
Slide Insurance Holdings, Inc.
(a)
.......... 359,683 7,182,870
Universal Insurance Holdings, Inc. ........ 53,979 2,359,422
Unum Group ....................... 92,849 7,995,227
White Mountains Insurance Group Ltd. ..... 2,940 6,167,326
124,685,035
Interactive Media & Services — 0.8%
Angi, Inc. , Class A
(a) (b)
................. 331,208 1,877,949
Bumble, Inc. , Class A
(a)
................ 795,668 2,267,654
Cargurus, Inc. , Class A
(a) (b)
.............. 87,118 3,157,156
Cars.com, Inc.
(a) (b)
................... 127,659 1,512,759
EverQuote, Inc. , Class A
(a) (b)
............. 20,634 520,390
Match Group, Inc. ................... 114,396 4,508,346
People, Inc.
(a)
...................... 27,913 1,160,344
Pinterest, Inc. , Class A
(a)
............... 96,907 2,326,737
Reddit, Inc. , Class A
(a)
................. 88,470 12,445,075
Snap, Inc. , Class A, NVS
(a)
............. 325,483 1,526,515
Yelp, Inc. , Class A
(a)
.................. 46,897 1,239,488
32,542,413
IT Services — 0.5%
Amdocs Ltd. ....................... 9,446 526,331
Applied Digital Corp.
(a) (b)
............... 55,474 1,519,433
DigitalOcean Holdings, Inc.
(a)
............ 17,763 2,087,152
DXC Technology Co.
(a) (b)
............... 378,317 4,252,283
Everforth, Inc.
(a)
..................... 59,812 1,701,053
Fastly, Inc. , Class A
(a) (b)
................ 165,853 3,758,229
Kyndryl Holdings, Inc.
(a)
................ 83,121 1,126,290
Rackspace Technology, Inc.
(a) (b)
.......... 200,429 827,772
Wix.com Ltd.
(a) (b)
.................... 92,076 5,066,942
20,865,485

2026
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
July 31, 2026
iShares
®
U.S. Small-Cap Equity Factor ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Leisure Products — 0.9%
Acushnet Holdings Corp. ............... 50,273 $ 5,091,147
Brunswick Corp. .................... 29,785 2,353,015
Hasbro, Inc. ....................... 177,671 16,690,414
Latham Group, Inc.
(a) (b)
................ 74,546 399,566
Mattel, Inc.
(a)
....................... 221,492 3,342,314
Peloton Interactive, Inc. , Class A
(a)
........ 693,474 4,431,299
Polaris, Inc. ........................ 5,970 400,468
YETI Holdings, Inc.
(a) (b)
................ 74,245 3,633,550
36,341,773
Life Sciences Tools & Services — 1.2%
10X Genomics, Inc. , Class A
(a)
........... 58,545 2,767,422
Adaptive Biotechnologies Corp.
(a)
......... 169,505 3,825,728
Azenta, Inc.
(a)
...................... 44,361 1,247,875
Bio-Techne Corp. .................... 47,673 3,436,747
Charles River Laboratories International, Inc.
(a)
18,399 4,277,951
Fortrea Holdings, Inc.
(a)
................ 230,940 4,427,120
ICON plc
(a) (b)
....................... 24,247 3,965,960
Medpace Holdings, Inc.
(a)
.............. 31,737 18,315,740
Mesa Laboratories, Inc. ............... 9,814 989,349
Repligen Corp.
(a)
.................... 16,770 2,364,738
Tempus AI, Inc. , Class A
(a) (b)
............. 79,663 3,494,816
49,113,446
Machinery — 4.1%
AGCO Corp. ....................... 73,956 7,555,345
Allison Transmission Holdings, Inc. ........ 109,143 12,501,239
Blue Bird Corp.
(a)
.................... 17,677 1,314,992
CECO Environmental Corp.
(a)
............ 6,959 458,528
Crane Co. ......................... 72,841 15,548,640
Donaldson Co., Inc. .................. 85,470 8,054,693
Enerpac Tool Group Corp. , Class A ........ 68,290 2,440,685
Esab Corp. ........................ 50,441 4,364,660
Federal Signal Corp. ................. 41,750 5,216,662
Flowserve Corp. .................... 89,419 6,794,950
Gates Industrial Corp. Ltd.
(a)
............. 66,861 1,870,771
Graco, Inc. ........................ 6,749 535,736
ITT, Inc. .......................... 73,426 14,390,027
Kadant, Inc. ....................... 6,213 1,910,497
Lincoln Electric Holdings, Inc. ........... 9,248 2,416,595
Middleby Corp. (The)
(a)
................ 22,167 2,961,068
Mueller Industries, Inc. ................ 363,686 24,152,387
Mueller Water Products, Inc. , Class A ...... 237,675 5,998,917
Nordson Corp. ...................... 19,716 5,871,030
RBC Bearings, Inc.
(a)
................. 3,346 1,844,683
SPX Technologies, Inc.
(a)
............... 65,273 14,335,256
Symbotic, Inc. , Class A
(a)
............... 97,941 4,216,360
Tennant Co. ....................... 23,229 1,951,933
Terex Corp. ........................ 126,346 7,939,583
Trinity Industries, Inc. ................. 55,144 1,722,699
Watts Water Technologies, Inc. , Class A ..... 20,991 7,258,478
Worthington Enterprises, Inc. ............ 107,879 6,063,879
169,690,293
Marine Transportation — 0.3%
Matson, Inc. ....................... 38,391 7,777,633
ZIM Integrated Shipping Services Ltd. ...... 123,703 3,116,078
10,893,711
Media — 1.1%
Advantage Solutions, Inc. , Class A
(a) (b)
...... 22,669 889,532
AMC Global Media, Inc. , Class A
(a)
........ 343,284 3,844,781
EchoStar Corp. , Class A
(a) (b)
............. 78,409 6,593,413
Gray Media, Inc. .................... 98,350 397,334
John Wiley & Sons, Inc. , Class A ......... 178,217 9,302,927
Liberty Broadband Corp. , Class C, NVS
(a)
... 12,326 419,577
Security
Shares
Shares Value
Media (continued)
Magnite, Inc.
(a)
...................... 44,015 $ 849,489
New York Times Co. (The) , Class A ........ 79,610 5,961,993
Nexstar Media Group, Inc. , Class A ........ 16,307 3,106,973
Paramount Skydance Corp. , Class B, NVS
(b)
. 345,863 2,753,069
Sinclair, Inc. , Class A ................. 27,043 371,571
Sirius XM Holdings, Inc. ............... 193,226 5,723,354
Trade Desk, Inc. (The) , Class A
(a)
......... 41,806 754,180
Versant Media Group, Inc. .............. 144,639 5,205,558
46,173,751
Metals & Mining — 2.0%
Alcoa Corp. ........................ 142,429 6,446,337
Algoma Steel Group, Inc.
(a)
............. 88,188 339,524
Alpha Metallurgical Resources, Inc.
(a)
...... 11,752 1,611,904
Aura Minerals, Inc. ................... 49,955 2,726,044
Coeur Mining, Inc. ................... 428,963 6,395,838
Commercial Metals Co. ................ 83,873 5,763,753
Constellium SE , Class A
(a)
.............. 66,660 1,851,815
Hecla Mining Co. .................... 492,044 6,947,661
Hycroft Mining Holding Corp. , Class A
(a) (b)
.... 95,348 1,862,146
Kaiser Aluminum Corp. ................ 7,556 1,206,542
Lithium Argentina AG
(a) (b)
............... 51,649 310,410
Materion Corp. ..................... 3,240 683,122
MP Materials Corp. , Class A
(a) (b)
.......... 10,642 440,260
Nexa Resources SA .................. 270,611 3,477,351
Reliance, Inc. ...................... 56,835 23,080,694
Royal Gold, Inc. ..................... 66,529 13,196,027
Ryerson Holding Corp. ................ 44,375 1,233,181
Seabridge Gold, Inc.
(a) (b)
............... 26,834 692,586
USA Rare Earth, Inc. , Class A
(a) (b)
......... 113,536 1,697,363
Valor Gold Corp.
(a)
................... 17 40
Warrior Met Coal, Inc. ................. 15,594 1,238,320
Worthington Steel, Inc. ................ 12,081 435,037
81,635,955
Mortgage Real Estate Investment Trusts (REITs) — 0.7%
AGNC Investment Corp.
(b)
.............. 605,386 6,453,415
BrightSpire Capital, Inc. , Class A ......... 184,745 925,572
Franklin BSP Realty Trust, Inc. ........... 47,587 361,185
Invesco Mortgage Capital, Inc. ........... 69,223 512,942
Ladder Capital Corp. , Class A ........... 272,175 2,601,993
MFA Financial, Inc. ................... 488,246 4,447,921
Rithm Capital Corp. .................. 331,739 3,277,581
Starwood Property Trust, Inc. ............ 477,874 7,636,427
Two Harbors Investment Corp. ........... 73,472 888,277
27,105,313
Multi-Utilities — 0.0%
Black Hills Corp. .................... 6,094 433,954
Office REITs — 1.3%
Brandywine Realty Trust ............... 1,120,002 3,404,806
BXP, Inc. ......................... 33,838 2,372,720
COPT Defense Properties .............. 37,804 1,435,040
Cousins Properties, Inc. ............... 95,731 3,020,313
Douglas Emmett, Inc. ................. 148,925 1,760,293
Highwoods Properties, Inc. ............. 202,660 6,714,126
Hudson Pacific Properties, Inc.
(a)
......... 68,770 946,963
JBG SMITH Properties ................ 288,024 4,046,737
Kilroy Realty Corp. ................... 111,558 4,330,682
Piedmont Realty Trust, Inc. , Class A
(a)
...... 115,062 1,114,951
SL Green Realty Corp. ................ 228,776 12,109,114
Vornado Realty Trust ................. 347,399 13,684,047
54,939,792

Schedule of Investments
(continued)
July 31, 2026
iShares
®
U.S. Small-Cap Equity Factor ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels — 3.1%
Antero Midstream Corp. ............... 657,855 $ 14,453,074
Antero Resources Corp.
(a)
.............. 250,343 9,047,396
APA Corp. ........................ 345,868 12,907,794
California Resources Corp. ............. 59,920 3,152,990
Centrus Energy Corp. , Class A
(a) (b)
........ 12,851 2,273,727
Chord Energy Corp. .................. 7,347 1,031,372
CNX Resources Corp.
(a) (b)
.............. 169,736 6,076,549
Core Natural Resources, Inc. ............ 9,102 726,704
Delek US Holdings, Inc. ............... 121,269 8,230,527
Dorian LPG Ltd. ..................... 51,454 2,439,949
DT Midstream, Inc. ................... 71,794 9,907,572
Expand Energy Corp. ................. 135,406 12,732,226
Gulfport Energy Corp.
(a)
............... 8,517 1,374,388
HF Sinclair Corp. .................... 35,191 3,218,921
Murphy Oil Corp. .................... 206,534 8,207,661
Nordic American Tankers Ltd. ........... 135,170 882,660
Ovintiv, Inc. ........................ 198,297 12,385,631
PBF Energy, Inc. , Class A .............. 25,791 1,864,173
Peabody Energy Corp. ................ 84,830 1,808,576
Permian Resources Corp. , Class A ........ 47,809 1,018,810
Range Resources Corp. ............... 207,842 8,342,778
SFL Corp. Ltd. , Class B ............... 204,815 2,527,417
SM Energy Co. ..................... 80,473 2,616,982
Teekay Tankers Ltd. , Class A ............ 8,893 705,837
127,933,714
Paper & Forest Products — 0.0%
Mercer International, Inc.
(a)
............. 468,029 295,795
Sylvamo Corp. ..................... 9,998 374,025
669,820
Passenger Airlines — 0.2%
Copa Holdings SA , Class A, NVS ......... 10,459 1,477,020
Joby Aviation, Inc. , Class A
(a) (b)
........... 239,019 1,708,986
SkyWest, Inc.
(a)
..................... 41,209 4,408,127
7,594,133
Personal Care Products — 0.2%
BellRing Brands, Inc.
(a)
................ 46,038 570,411
Coty, Inc. , Class A
(a)
.................. 268,164 737,451
elf Beauty, Inc.
(a)
.................... 23,436 1,942,610
Herbalife Ltd.
(a) (b)
.................... 197,838 2,457,148
Medifast, Inc.
(a)
..................... 120,973 1,189,164
Nu Skin Enterprises, Inc. , Class A ......... 108,009 560,567
USANA Health Sciences, Inc.
(a)
.......... 22,580 499,244
7,956,595
Pharmaceuticals — 1.8%
Amneal Pharmaceuticals, Inc. , Class A
(a)
.... 353,284 6,472,163
Amylyx Pharmaceuticals, Inc.
(a)
.......... 86,613 1,759,110
Axsome Therapeutics, Inc.
(a)
............ 82,007 17,876,706
Corcept Therapeutics, Inc.
(a)
............ 79,068 9,052,495
Elanco Animal Health, Inc.
(a) (b)
........... 245,578 6,475,892
Harrow, Inc.
(a) (b)
..................... 33,533 1,300,074
Indivior Pharmaceuticals, Inc.
(a)
.......... 91,611 3,665,356
Ligand Pharmaceuticals, Inc.
(a) (b)
.......... 27,591 7,933,516
Liquidia Corp.
(a)
..................... 97,959 8,239,332
Nuvation Bio, Inc. , Class A
(a) (b)
........... 86,756 549,166
Perrigo Co. plc ..................... 192,402 1,945,184
Prestige Consumer Healthcare, Inc.
(a)
...... 37,848 1,900,727
Supernus Pharmaceuticals, Inc.
(a)
......... 27,247 1,216,034
Tarsus Pharmaceuticals, Inc.
(a)
........... 64,955 3,834,943
Theravance Biopharma, Inc.
(a)
........... 53,098 895,232
Tilray Brands, Inc.
(a) (b)
................. 86,758 393,881
73,509,811
Security
Shares
Shares Value
Professional Services — 1.9%
Alight, Inc. , Class A
(b)
................. 289,482 $ 4,915,404
Amentum Holdings, Inc.
(a) (b)
............. 71,900 1,596,180
Booz Allen Hamilton Holding Corp. , Class A .. 27,841 1,941,075
CACI International, Inc. , Class A
(a)
........ 5,322 2,649,025
Clarivate plc
(a) (b)
..................... 757,289 1,499,432
Concentrix Corp. .................... 106,383 2,617,022
CRA International, Inc. ................ 31,854 5,702,822
ExlService Holdings, Inc.
(a)
............. 129,225 4,384,604
Exponent, Inc. ...................... 7,183 480,184
Fiverr International Ltd.
(a) (b)
.............. 99,723 890,526
FTI Consulting, Inc.
(a)
................. 6,797 1,083,306
Genpact Ltd. ....................... 37,164 1,307,058
Huron Consulting Group, Inc.
(a) (b)
......... 80,703 12,248,294
ICF International, Inc. ................. 24,351 1,970,483
Innodata, Inc.
(a) (b)
.................... 39,483 2,480,717
KBR, Inc. ......................... 51,503 1,885,525
Kforce, Inc. ........................ 30,941 1,756,521
Korn Ferry ........................ 8,616 708,838
Legalzoom.com, Inc.
(a) (b)
............... 402,225 3,165,511
ManpowerGroup, Inc. ................. 21,492 1,126,611
Maximus, Inc. ...................... 25,573 1,540,773
Paylocity Holding Corp.
(a)
.............. 24,715 3,408,075
Planet Labs PBC , Class A
(a) (b)
............ 313,065 6,411,571
Robert Half, Inc. .................... 80,943 3,059,645
UL Solutions, Inc. , Class A .............. 61,353 5,622,389
Upwork, Inc.
(a) (b)
..................... 235,063 2,153,177
Willdan Group, Inc.
(a)
................. 22,176 1,519,721
78,124,489
Real Estate Management & Development — 0.3%
AGNT, Inc. ........................ 106,330 430,637
Compass, Inc. , Class A
(a)
............... 275,047 3,132,785
Cushman & Wakefield Ltd.
(a)
............ 82,143 1,102,359
Opendoor Technologies, Inc. , Class A
(a) (b)
.... 454,444 1,713,254
St. Joe Co. (The) .................... 46,227 2,877,169
Zillow Group, Inc. , Class A
(a) (b)
........... 71,660 2,485,885
11,742,089
Residential REITs — 0.2%
American Homes 4 Rent , Class A ......... 234,364 7,832,445
Elme Communities ................... 469,843 756,447
8,588,892
Retail REITs — 1.5%
Alexander's, Inc. .................... 16,409 4,184,295
Brixmor Property Group, Inc. ............ 463,685 14,610,714
Federal Realty Investment Trust .......... 17,965 2,229,277
Kimco Realty Corp. .................. 224,515 5,720,642
Kite Realty Group Trust ................ 227,475 6,510,335
Macerich Co. (The) .................. 475,162 12,278,186
NNN REIT, Inc. ..................... 83,435 3,964,831
Saul Centers, Inc. ................... 46,024 1,568,038
Tanger, Inc. ........................ 235,137 9,560,670
60,626,988
Semiconductors & Semiconductor Equipment — 4.3%
Amkor Technology, Inc. ................ 44,482 2,218,317
Astera Labs, Inc.
(a)
................... 92,539 28,800,913
Axcelis Technologies, Inc.
(a)
............. 35,917 4,682,858
Cirrus Logic, Inc.
(a)
................... 67,465 8,726,598
Credo Technology Group Holding Ltd.
(a)
..... 101,218 20,951,114
Enphase Energy, Inc.
(a)
................ 64,064 2,404,963
Entegris, Inc. ....................... 76,900 9,154,945
FormFactor, Inc.
(a)
................... 27,759 2,948,006
Impinj, Inc.
(a)
....................... 18,865 2,855,406
Kulicke & Soffa Industries, Inc. ........... 80,672 7,195,942

2026
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
July 31, 2026
iShares
®
U.S. Small-Cap Equity Factor ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment (continued)
Lattice Semiconductor Corp.
(a)
........... 59,315 $ 7,371,075
MACOM Technology Solutions Holdings, Inc.
(a)
26,183 6,583,454
MaxLinear, Inc. , Class A
(a)
.............. 35,266 2,356,474
MKS, Inc. ......................... 30,443 9,055,270
Navitas Semiconductor Corp. , Class A
(a) (b)
... 118,050 1,282,023
Onto Innovation, Inc.
(a)
................ 31,837 8,232,411
Penguin Solutions, Inc.
(a) (b)
.............. 54,058 2,845,073
Qorvo, Inc.
(a)
....................... 69,590 6,302,766
Rambus, Inc.
(a)
..................... 95,256 8,671,154
Rigetti Computing, Inc.
(a) (b)
.............. 128,325 1,918,459
Semtech Corp.
(a)
.................... 76,752 9,042,921
Silicon Laboratories, Inc.
(a)
.............. 10,623 2,310,502
SiTime Corp.
(a) (b)
.................... 7,876 4,215,235
Skyworks Solutions, Inc.
(b)
.............. 98,033 6,105,495
SolarEdge Technologies, Inc.
(a)
........... 37,720 1,554,064
Synaptics, Inc.
(a)
.................... 38,811 4,165,197
Veeco Instruments, Inc.
(a)
.............. 101,326 5,066,300
177,016,935
Software — 5.9%
8x8, Inc.
(a)
......................... 389,088 739,267
A10 Networks, Inc. ................... 74,218 2,194,626
ACI Worldwide, Inc.
(a) (b)
................ 23,588 1,352,300
Adeia, Inc. ........................ 126,133 3,361,444
Amplitude, Inc. , Class A
(a) (b)
............. 244,118 2,167,768
Appfolio, Inc. , Class A
(a) (b)
.............. 9,771 1,760,636
Appian Corp. , Class A
(a)
............... 161,107 4,343,445
Asana, Inc. , Class A
(a) (b)
................ 117,484 977,467
Aurora Innovation, Inc. , Class A
(a) (b)
........ 364,070 2,348,251
Bentley Systems, Inc. , Class B ........... 80,295 2,845,655
Blackbaud, Inc.
(a) (b)
................... 70,211 3,005,031
BlackLine, Inc.
(a)
.................... 87,197 2,737,986
Box, Inc. , Class A
(a)
.................. 84,758 2,674,115
Braze, Inc. , Class A
(a)
................. 83,599 2,083,287
Cellebrite DI Ltd.
(a) (b)
.................. 224,822 3,316,124
Cerence, Inc.
(a) (b)
.................... 281,166 2,395,534
Cipher Digital, Inc.
(a)
.................. 123,898 2,765,403
Clear Secure, Inc. , Class A ............. 215,893 11,925,929
Cognyte Software Ltd.
(a) (b)
.............. 357,205 3,193,413
Commvault Systems, Inc.
(a)
............. 41,652 4,906,606
Core Scientific, Inc.
(a)
................. 89,261 1,849,488
CyberArk Software, Inc.
(a)
.............. 16,080 723,600
Digital Turbine, Inc.
(a)
................. 44,454 358,299
DocuSign, Inc. , Class A
(a)
.............. 114,869 6,298,267
D-Wave Quantum, Inc.
(a) (b)
.............. 131,761 2,382,239
Elastic NV
(a)
....................... 103,629 6,817,752
Five9, Inc.
(a)
....................... 21,861 601,396
Gitlab, Inc. , Class A
(a)
................. 218,834 7,551,961
Guidewire Software, Inc.
(a)
.............. 28,231 4,289,418
Hut 8 Corp.
(a) (b)
..................... 8,342 897,849
Intapp, Inc.
(a)
....................... 131,394 4,295,270
InterDigital, Inc. ..................... 21,671 6,605,863
JFrog Ltd.
(a) (b)
...................... 134,012 10,692,817
Klaviyo, Inc. , Class A
(a) (b)
............... 173,836 3,101,234
Life360, Inc.
(a) (b)
..................... 42,090 2,274,965
Manhattan Associates, Inc.
(a)
............ 55,156 10,554,652
Monday.com Ltd.
(a) (b)
.................. 68,724 5,989,297
Nutanix, Inc. , Class A
(a)
................ 224,158 13,227,564
OneSpan, Inc. ...................... 237,543 3,677,166
PagerDuty, Inc.
(a)
.................... 146,699 1,552,075
Pegasystems, Inc. ................... 77,693 2,373,521
Procore Technologies, Inc.
(a)
............ 210,033 11,503,507
Progress Software Corp.
(a)
.............. 93,869 3,810,143
Q2 Holdings, Inc.
(a)
................... 24,494 1,490,950
Qualys, Inc.
(a)
...................... 31,853 4,610,722
Security
Shares
Shares Value
Software (continued)
RADCOM Ltd.
(a) (b)
.................... 92,794 $ 950,211
RingCentral, Inc. , Class A .............. 181,148 10,075,452
Rubrik, Inc. , Class A
(a)
................. 128,917 9,328,434
Samsara, Inc. , Class A
(a) (b)
.............. 286,959 10,694,962
SentinelOne, Inc. , Class A
(a)
............. 84,818 1,616,631
ServiceTitan, Inc. , Class A
(a) (b)
........... 70,834 5,883,472
SimilarWeb Ltd.
(a) (b)
................... 140,760 1,009,249
Sprout Social, Inc. , Class A
(a)
............ 76,812 659,047
Tenable Holdings, Inc.
(a)
............... 17,524 571,983
UiPath, Inc. , Class A
(a) (b)
............... 404,602 5,162,722
Unity Software, Inc.
(a)
................. 238,346 7,557,952
Varonis Systems, Inc. , Class B
(a)
.......... 70,724 2,825,424
Workiva, Inc. , Class A
(a)
................ 111,021 6,639,056
Yext, Inc.
(a) (b)
....................... 275,773 1,505,721
243,104,618
Specialized REITs — 0.8%
CubeSmart ........................ 83,174 3,448,394
EPR Properties ..................... 56,093 3,481,692
Gaming & Leisure Properties, Inc. ........ 133,173 5,964,819
Lamar Advertising Co. , Class A .......... 88,553 14,164,938
Millrose Properties, Inc. , Class A .......... 79,534 2,225,361
Outfront Media, Inc. .................. 72,319 2,304,807
Rayonier, Inc. ...................... 73,954 1,610,718
33,200,729
Specialty Retail — 2.9%
Abercrombie & Fitch Co. , Class A
(a) (b)
....... 86,117 8,572,086
Academy Sports & Outdoors, Inc. ......... 9,832 466,528
American Eagle Outfitters, Inc. ........... 189,366 3,253,308
Asbury Automotive Group, Inc.
(a)
.......... 3,487 807,938
AutoNation, Inc.
(a)
.................... 8,865 1,882,926
Bath & Body Works, Inc. ............... 228,798 4,603,416
Buckle, Inc. (The) ................... 34,252 1,499,210
Caleres, Inc. ....................... 94,684 1,215,743
Chewy, Inc. , Class A
(a)
................ 45,921 1,037,815
Citi Trends, Inc.
(a) (b)
................... 40,634 2,709,069
Designer Brands, Inc. , Class A ........... 429,707 2,595,430
Dick's Sporting Goods, Inc. ............. 58,616 11,483,461
Five Below, Inc.
(a)
.................... 2,112 458,579
GameStop Corp. , Class A
(a) (b)
............ 224,502 4,876,183
Gap, Inc. (The) ..................... 506,350 10,172,571
Genesco, Inc.
(a)
..................... 95,020 3,631,664
Group 1 Automotive, Inc. ............... 7,037 2,018,000
RealReal, Inc. (The)
(a)
................. 524,593 6,342,329
Signet Jewelers Ltd. .................. 94,941 8,820,019
Stitch Fix, Inc. , Class A
(a)
............... 161,526 649,335
Upbound Group, Inc. ................. 102,277 1,983,151
Urban Outfitters, Inc.
(a)
................ 23,425 1,737,667
Victoria's Secret & Co.
(a)
............... 35,069 3,109,919
Warby Parker, Inc. , Class A
(a)
............ 57,011 1,521,624
Wayfair, Inc. , Class A
(a) (b)
............... 106,508 9,042,529
Williams-Sonoma, Inc. ................ 108,796 24,877,293
119,367,793
Technology Hardware, Storage & Peripherals — 0.7%
Everpure, Inc. , Class A
(a)
............... 209,735 16,185,250
IonQ, Inc.
(a) (b)
....................... 149,593 5,451,169
Quantum Computing, Inc.
(a) (b)
............ 272,341 2,205,962
Xerox Holdings Corp.
(b)
................ 1,214,536 3,582,881
27,425,262
Textiles, Apparel & Luxury Goods — 1.9%
Capri Holdings Ltd.
(a)
................. 26,739 425,952
Crocs, Inc.
(a)
....................... 54,945 7,033,510
Deckers Outdoor Corp.
(a)
............... 125,666 12,174,522

Schedule of Investments
(continued)
July 31, 2026
iShares
®
U.S. Small-Cap Equity Factor ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Textiles, Apparel & Luxury Goods (continued)
Figs, Inc. , Class A
(a)
.................. 34,608 $ 370,306
Kontoor Brands, Inc. .................. 8,564 717,149
On Holding AG , Class A
(a) (b)
............. 100,125 3,628,530
Oxford Industries, Inc. ................ 26,621 1,009,468
PVH Corp. ........................ 57,481 4,981,304
Ralph Lauren Corp. , Class A ............ 35,980 13,684,633
Tapestry, Inc. ....................... 178,189 27,150,658
Under Armour, Inc. , Class C, NVS
(a)
....... 377,033 2,446,944
VF Corp. ......................... 155,863 2,231,958
75,854,934
Tobacco — 0.1%
Turning Point Brands, Inc. .............. 24,414 1,821,529
Universal Corp. ..................... 42,800 2,255,132
4,076,661
Trading Companies & Distributors — 1.4%
Applied Industrial Technologies, Inc. ....... 16,443 5,676,288
Boise Cascade Co. .................. 19,147 1,462,448
Core & Main, Inc. , Class A
(a)
............. 306,118 13,460,009
DNOW, Inc.
(a)
...................... 53,720 758,526
DXP Enterprises, Inc.
(a)
................ 5,272 827,809
EquipmentShare.com, Inc. , Class A
(a) (b)
..... 121,012 2,268,975
GATX Corp. ....................... 34,283 6,132,200
MSC Industrial Direct Co., Inc. , Class A ..... 14,500 1,789,300
NPK International, Inc.
(a)
............... 80,981 1,011,453
QXO, Inc.
(a) (b)
....................... 202,736 2,696,389
Rush Enterprises, Inc. , Class A .......... 34,035 2,715,653
SiteOne Landscape Supply, Inc.
(a)
......... 9,181 867,054
Watsco, Inc. ....................... 21,078 6,519,425
WESCO International, Inc. .............. 27,780 9,542,152
Xometry, Inc. , Class A
(a)
............... 34,642 2,969,512
58,697,193
Water Utilities — 0.1%
American States Water Co. ............. 50,385 4,314,971
Total Common Stocks — 99 .1%
(Cost: $ 3,435,947,847 ) ............................ 4,061,785,290
Rights
Biotechnology — 0.0%
(a)
Akero Therapeutics, Inc., CVR
(b) (c)
........ 21,375 13,894
Arcellx, Inc., CVR ................... 76,476 5,353
19,247
Total Rights — 0.0%
(Cost: $ 19,247 ) ................................. 19,247
Total Long-Term Investments — 99.1%
(Cost: $ 3,435,967,094 ) ............................ 4,061,804,537
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 6.8%
(d)(e)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.81%
(f)
.................. 243,149,810 $ 243,222,754
BlackRock Cash Funds: Treasury, SL Agency
Shares , 3.65% ................... 35,033,648 35,033,648
Total Short-Term Securities — 6 .8%
(Cost: $ 278,225,805 ) .............................. 278,256,402
Total Investments — 105 .9%
(Cost: $ 3,714,192,899 ) ............................ 4,340,060,939
Liabilities in Excess of Other Assets — (5.9) % ............. (242,617,807)
Net Assets — 100.0% ...............................
$ 4,097,443,132
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.

2026
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
July 31, 2026
iShares
®
U.S. Small-Cap Equity Factor ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Affiliated Issuer
Value at
07/31/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/26
Shares
Held at
07/31/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 145,862,055 $ 97,392,837
(a)
$ — $ (40,220) $ 8,082 $ 243,222,754 243,149,810 $ 1,365,558
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 11,038,907 23,994,741
(a)
— — — 35,033,648 35,033,648 902,707 —
$ (40,220) $ 8,082 $ 278,256,402 $ 2,268,265 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Russell 2000 Micro E-Mini Index ................................................ 200 09/18/26 $ 2,938 $ (10,750)
S&P Midcap 400 E-Mini Index ................................................. 7 09/18/26 2,641 (8,160)
$ (18,910)
Equity Swap Contracts
Reference Entity Counterparty Notional Amount
Termination
Date Spread Reference Rate
Payment
Frequency
Value/Unrealized
Appreciation
(Depreciation)
Long contracts
(a)
Alignment Healthcare, Inc. ...... BNP Paribas SA USD 3,588,730 08/13/27 0.40% 1D OBFR01 Monthly $ (1,041,241)
Array Technologies, Inc. ....... BNP Paribas SA 210,490 08/13/27 0.40% 1D OBFR01 Monthly (38,001)
Axis Capital Holdings Ltd. ...... Goldman Sachs Bank USA 86,907 08/18/26 0.40% 1D FEDL01 Monthly (4,231)
Axos Financial, Inc. .......... BNP Paribas SA 278,413 08/13/27 0.40% 1D OBFR01 Monthly 6,448
Bank of Hawaii Corp. ......... HSBC Bank plc 307,280 02/09/28 0.40% 1D OBFR01 Monthly (6,297)
Bank OZK ................ BNP Paribas SA 391,841 08/13/27 0.40% 1D OBFR01 Monthly (165)
BankUnited, Inc. ............ Goldman Sachs Bank USA 2,210,527 08/18/26 0.40% 1D FEDL01 Monthly (78,808)
Bread Financial Holdings, Inc. ... Goldman Sachs Bank USA 562,747 08/18/26 0.40% 1D FEDL01 Monthly 50,442
Bread Financial Holdings, Inc. ... JPMorgan Chase Bank NA 117,773 02/09/27 0.40% 1D OBFR01 Monthly 15,802
Bread Financial Holdings, Inc. ... HSBC Bank plc 585,675 02/09/28 0.40% 1D OBFR01 Monthly 87,277
Centrus Energy Corp. ......... BNP Paribas SA 39,699 08/13/27 0.40% 1D OBFR01 Monthly 1,703
City Holding Co. ............ Goldman Sachs Bank USA 41,442 08/18/26 0.40% 1D FEDL01 Monthly 59
CVB Financial Corp. .......... BNP Paribas SA 124,642 08/13/27 0.40% 1D OBFR01 Monthly (2,927)
Douglas Emmett, Inc. ......... Goldman Sachs Bank USA 524,659 08/19/26 0.40% 1D FEDL01 Monthly (27,746)
Douglas Emmett, Inc. ......... JPMorgan Chase Bank NA 218,953 02/09/27 0.40% 1D OBFR01 Monthly 2,624
First BanCorp .............. HSBC Bank plc 729,443 02/09/28 0.40% 1D OBFR01 Monthly 57,106
Fulton Financial Corp. ......... BNP Paribas SA 143,650 08/13/27 0.40% 1D OBFR01 Monthly (1,831)
Genworth Financial, Inc. ....... BNP Paribas SA 865,867 08/13/27 0.40% 1D OBFR01 Monthly 8,001
Harley-Davidson, Inc. ......... Goldman Sachs Bank USA 490,518 08/18/26 0.40% 1D FEDL01 Monthly (28,258)
Jackson Financial, Inc. ........ Goldman Sachs Bank USA 656,643 08/18/26 0.40% 1D FEDL01 Monthly (10,515)
Jackson Financial, Inc. ........ JPMorgan Chase Bank NA 4,367,388 02/09/27 0.40% 1D OBFR01 Monthly 531,027
Jackson Financial, Inc. ........ HSBC Bank plc 4,002,104 02/09/28 0.40% 1D OBFR01 Monthly 513,696
Lazard, Inc. ............... BNP Paribas SA 44,445 08/13/27 0.40% 1D OBFR01 Monthly (2,616)
OFG Bancorp .............. Goldman Sachs Bank USA 186,933 08/18/26 0.40% 1D FEDL01 Monthly 5,266

Schedule of Investments
(continued)
July 31, 2026
iShares
®
U.S. Small-Cap Equity Factor ETF
Schedule of Investments

Derivative Financial Instruments Categorized by Risk Exposure
Equity Swap Contracts (continued)
Reference Entity Counterparty Notional Amount
Termination
Date Spread Reference Rate
Payment
Frequency
Value/Unrealized
Appreciation
(Depreciation)
Pathward Financial, Inc. ....... BNP Paribas SA USD 806,485 08/13/27 0.40% 1D OBFR01 Monthly $ (23,531)
Perdoceo Education Corp. ...... BNP Paribas SA 298,626 08/13/27 0.40% 1D OBFR01 Monthly (5,879)
Pitney Bowes, Inc. ........... Goldman Sachs Bank USA 235,069 08/18/26 0.40% 1D FEDL01 Monthly (8,529)
Pitney Bowes, Inc. ........... JPMorgan Chase Bank NA 988,671 02/09/27 0.40% 1D OBFR01 Monthly 9,802
Pitney Bowes, Inc. ........... HSBC Bank plc 460,082 02/09/28 0.40% 1D OBFR01 Monthly 5,847
Preferred Bank ............. Goldman Sachs Bank USA 3,455,876 08/19/26 0.40% 1D FEDL01 Monthly (76,720)
Preferred Bank ............. HSBC Bank plc 3,468,679 02/09/28 0.40% 1D OBFR01 Monthly 42,699
Rush Street Interactive, Inc. ..... Goldman Sachs Bank USA 273,813 08/18/26 0.40% 1D FEDL01 Monthly (50,056)
Tanger, Inc. ................ BNP Paribas SA 257,688 08/13/27 0.40% 1D OBFR01 Monthly (1,815)
Trustmark Corp. ............ JPMorgan Chase Bank NA 40,693 02/09/27 0.40% 1D OBFR01 Monthly 1,063
WaFd, Inc. ................ BNP Paribas SA 99,331 08/13/27 0.40% 1D OBFR01 Monthly (2,368)
Western Union Co. (The) ...... JPMorgan Chase Bank NA 620,271 02/09/27 0.40% 1D OBFR01 Monthly (109,271)
Western Union Co. (The) ...... HSBC Bank plc 249,557 02/09/28 0.40% 1D OBFR01 Monthly (43,963)
Total long positions of equity swaps (225,906)
Net dividends and financing fees 8,136
Total equity swap contracts including dividends and financing fees $ (217,770)
(a)
The Fund receives the total return on a reference entity and pays a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying position.
Balances Reported in the Statements of Assets and Liabilities for OTC Swaps
Description
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation
OTC Swaps ................................................................... $ — $ — $ 1,346,998 $ (1,564,768)
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums
paid ................................ $ — $ — $ 1,346,998 $ — $ — $ — $ 1,346,998
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... — — 18,910 — — — 18,910
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums
received ............................. — — 1,564,768 — — — 1,564,768
$ — $ — $ 1,583,678 $ — $ — $ — $ 1,583,678
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

2026
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
July 31, 2026
iShares
®
U.S. Small-Cap Equity Factor ETF

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
For the period ended July 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures c ontracts ....................... $ — $ — $ 1,214,207 $ — $ — $ — $ 1,214,207
Swaps .............................. — — 3,958,972 — — — 3,958,972
$ — $ — $ 5,173,179 $ — $ — $ — $ 5,173,179
Net Change in Unrealized Appreciation
(Depreciation) on:
Futures c ontracts ....................... $ — $ — $ (1,537) $ — $ — $ — $ (1,537)
Swaps .............................. — — (137,300) — — — (137,300)
$ — $ — $ (138,837) $ — $ — $ — $ (138,837)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 3,618,446
Equity Swaps
Average notional value - long ........................................................................................... $ 23,792,253
The Fund’s derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments $ —
Futures contracts .................................................................................... $ — $ 14,645
Swaps — OTC
(a)
..................................................................................... 1,338,862 1,564,768
Total d erivative assets and liabilities in the Statements of Assets and Liabilities ............................................
$ 1,338,862 $ 1,579,413
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”) .........................................
— (14,645)
Total derivative assets and liabilities subject to an MNA ............................................................
$ 1,338,862 $ 1,564,768
(a)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/(received) in the Statements of Assets and Liabilities.
The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative Assets
Subject to an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash Collateral
Received
(b)
Cash Collateral
Received
(b)
Net Amount of
Derivative Assets
(c)
BNP Paribas SA ................................ $ 16,152 $ (16,152) $ — $ — $ —
Goldman Sachs Bank USA ......................... 55,767 (55,767) — — —
HSBC Bank plc ................................. 706,625 (50,260) — (410,000) 246,365
JPMorgan Chase Bank NA ......................... 560,318 (109,271) (451,047) — —
$ 1,338,862 $ (231,450) $ (451,047) $ (410,000) $ 246,365
Counterparty
Derivative Liabilities
Subject to an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash Collateral
Pledged
(b)
Cash Collateral Pledged
Net Amount of
Derivative Liabilities
(d)
BNP Paribas SA ................................ $ 1,120,374 $ (16,152) $ (430,000) $ — $ 674,222
Goldman Sachs Bank USA ......................... 284,863 (55,767) — — 229,096
HSBC Bank plc ................................. 50,260 (50,260) — — —
JPMorgan Chase Bank NA ......................... 109,271 (109,271) — — —
$ 1,564,768 $ (231,450) $ (430,000) — $ 903,318
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)
Net amount represents the net amount receivable from the counterparty in the event of default.
(d)
Net amount represents the net amount payable due to the counterparty in the event of default.

Schedule of Investments
(continued)
July 31, 2026
iShares
®
U.S. Small-Cap Equity Factor ETF
Schedule of Investments

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 4,061,061,690 $ 723,600 $ — $ 4,061,785,290
Rights ................................................ — 5,353 13,894 19,247
Short-Term Securities
Money Market Funds ...................................... 278,256,402 — — 278,256,402
$ 4,339,318,092 $ 728,953 $ 13,894 $ 4,340,060,939
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ — $ 1,346,998 $ — $ 1,346,998
Liabilities
Equity contracts ........................................... (18,910) (1,564,768) — (1,583,678)
$ (18,910) $ (217,770) $ — $ (236,680)
(a)
Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

2026
iShares Annual Financial Statements and Additional Information
Schedule of Investments
July 31, 2026
iShares
®
U.S. Tech Breakthrough Multisector ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Biotechnology — 6.7%
Arcus Biosciences, Inc.
(a)
............... 8,223 $ 231,806
Caris Life Sciences, Inc.
(a)
.............. 12,038 188,636
Corvus Pharmaceuticals, Inc.
(a)
.......... 6,211 82,358
CytomX Therapeutics, Inc.
(a)
............ 17,020 52,762
Exelixis, Inc.
(a)
...................... 24,022 1,273,887
Ideaya Biosciences, Inc.
(a)
.............. 8,173 290,142
ImmunityBio, Inc.
(a) (b)
.................. 36,976 265,118
Incyte Corp.
(a)
...................... 19,516 2,332,552
Intellia Therapeutics, Inc.
(a)
............. 13,023 139,086
Iovance Biotherapeutics, Inc.
(a) (b)
.......... 38,134 155,205
Janux Therapeutics, Inc.
(a)
.............. 5,624 85,316
Kura Oncology, Inc.
(a)
................. 8,727 78,630
Moderna, Inc.
(a)
..................... 35,820 1,963,652
Novavax, Inc.
(a) (b)
.................... 15,347 112,340
Regeneron Pharmaceuticals, Inc. ......... 9,957 7,593,507
Revolution Medicines, Inc.
(a)
............. 18,796 3,524,814
Rigel Pharmaceuticals, Inc.
(a)
............ 1,868 68,761
Twist Bioscience Corp.
(a)
............... 5,906 540,694
Vertex Pharmaceuticals, Inc.
(a)
........... 24,992 11,923,683
Vir Biotechnology, Inc.
(a)
............... 13,104 113,481
Xencor, Inc.
(a)
...................... 6,927 139,995
31,156,425
Broadline Retail — 5.8%
Amazon.com, Inc.
(a)
.................. 75,154 20,410,323
Coupang, Inc. , Class A
(a)
............... 48,826 798,305
eBay, Inc. ......................... 16,946 1,932,014
Etsy, Inc.
(a)
........................ 3,581 292,496
MercadoLibre, Inc.
(a)
.................. 1,794 3,369,042
26,802,180
Capital Markets — 0.4%
Coinbase Global, Inc. , Class A
(a)
.......... 7,023 1,027,184
Donnelley Financial Solutions, Inc.
(a)
....... 783 37,036
MarketAxess Holdings, Inc. ............. 840 136,332
Tradeweb Markets, Inc. , Class A .......... 3,817 383,609
Virtu Financial, Inc. , Class A ............. 2,765 162,388
1,746,549
Communications Equipment — 0.0%
Calix, Inc.
(a)
........................ 4,560 163,704
Consumer Finance — 0.3%
Atlanticus Holdings Corp.
(a)
............. 302 31,858
Enova International, Inc.
(a)
.............. 768 195,180
Green Dot Corp. , Class A
(a)
............. 1,730 22,680
Nelnet, Inc. , Class A .................. 560 76,087
OneMain Holdings, Inc. ................ 3,737 233,861
SoFi Technologies, Inc.
(a)
............... 41,342 674,288
Upstart Holdings, Inc.
(a) (b)
............... 2,672 73,320
World Acceptance Corp.
(a)
.............. 139 24,994
1,332,268
Diversified Telecommunication Services — 0.0%
IDT Corp. , Class B ................... 666 43,863
Electrical Equipment — 0.6%
Allient, Inc. ........................ 774 67,694
AMETEK, Inc. ...................... 11,655 2,817,130
2,884,824
Electronic Equipment, Instruments & Components — 0.1%
Cognex Corp. ...................... 8,497 554,344
Security
Shares
Shares Value
Energy Equipment & Services — 0.7%
Baker Hughes Co. , Class A ............. 50,519 $ 3,055,894
Entertainment — 3.3%
Netflix, Inc.
(a)
....................... 213,446 15,306,213
Financial Services — 9.4%
Affirm Holdings, Inc. , Class A
(a)
........... 9,237 660,538
Block, Inc. , Class A
(a)
................. 17,069 1,386,686
Chime Financial, Inc. , Class A
(a)
.......... 5,471 125,778
Corpay, Inc.
(a)
...................... 2,062 787,911
Euronet Worldwide, Inc.
(a)
.............. 1,154 82,315
Fidelity National Information Services, Inc. ... 16,961 759,344
Fiserv, Inc.
(a)
....................... 17,427 940,012
Flywire Corp.
(a)
..................... 3,668 58,725
Global Payments, Inc. ................ 7,501 630,684
Jack Henry & Associates, Inc. ........... 2,305 355,062
Marqeta, Inc. , Class A
(a) (b)
.............. 2,807 48,729
Mastercard, Inc. , Class A ............... 26,515 15,195,746
Paymentus Holdings, Inc. , Class A
(a)
....... 1,825 62,232
Payoneer Global, Inc.
(a)
................ 7,723 55,374
PayPal Holdings, Inc. ................. 28,851 1,650,566
Shift4 Payments, Inc. , Class A
(a) (b)
......... 1,822 96,566
Toast, Inc. , Class A
(a)
................. 15,828 510,770
Visa, Inc. , Class A ................... 54,212 19,848,640
WEX, Inc.
(a)
........................ 1,116 208,647
43,464,325
Health Care Equipment & Supplies — 1.4%
Intuitive Surgical, Inc.
(a)
................ 17,946 6,340,860
Hotels, Restaurants & Leisure — 0.0%
Navan, Inc. , Class A
(a)
................. 4,669 124,289
Interactive Media & Services — 8.0%
Alphabet, Inc. , Class A ................ 50,172 17,867,754
Meta Platforms, Inc. , Class A ............ 31,181 17,358,775
Pinterest, Inc. , Class A
(a)
............... 24,010 576,480
Reddit, Inc. , Class A
(a)
................. 6,995 983,987
RUM Group, Inc. , Class A
(a) (b)
............ 6,134 35,823
Snap, Inc. , Class A, NVS
(a)
............. 54,594 256,046
Trump Media & Technology Group Corp.
(a) (b)
.. 8,098 79,846
37,158,711
IT Services — 4.1%
Akamai Technologies, Inc.
(a)
............. 11,271 1,298,194
CoreWeave, Inc. , Class A
(a)
............. 12,931 928,058
DigitalOcean Holdings, Inc.
(a)
............ 3,184 374,120
Fastly, Inc. , Class A
(a)
................. 5,545 125,649
GoDaddy, Inc. , Class A
(a)
............... 6,720 556,013
International Business Machines Corp. ..... 35,970 8,044,690
MongoDB, Inc. , Class A
(a)
.............. 2,960 998,941
Okta, Inc. , Class A
(a)
.................. 13,089 1,857,722
Snowflake, Inc. , Class A
(a)
.............. 12,868 3,773,927
Twilio, Inc. , Class A
(a)
................. 5,797 1,144,038
19,101,352
Leisure Products — 0.0%
Peloton Interactive, Inc. , Class A
(a)
........ 20,544 131,276
Life Sciences Tools & Services — 0.0%
(a)
OmniAb, Inc., 12.50 Earnout Shares
(c)
...... 934 —
OmniAb, Inc., 15.00 Earnout Shares
(c)
...... 934 —
Personalis, Inc.
(b)
.................... 6,092 77,125
77,125

Schedule of Investments
(continued)
July 31, 2026
iShares
®
U.S. Tech Breakthrough Multisector ETF
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Machinery — 0.1%
(a)
Proto Labs, Inc. ..................... 1,238 $ 92,912
Symbotic, Inc. , Class A ................ 3,607 155,281
248,193
Media — 0.2%
Paramount Skydance Corp. , Class B, NVS ... 43,982 350,097
Sirius XM Holdings, Inc. ............... 16,826 498,386
848,483
Pharmaceuticals — 4.4%
Merck & Co., Inc. .................... 153,076 19,930,496
Nuvation Bio, Inc. , Class A
(a)
............ 24,294 153,781
20,084,277
Professional Services — 0.7%
Booz Allen Hamilton Holding Corp. , Class A .. 9,414 656,344
Broadridge Financial Solutions, Inc. ....... 3,790 583,471
CACI International, Inc. , Class A
(a)
........ 1,738 865,089
Science Applications International Corp. .... 3,309 387,583
SS&C Technologies Holdings, Inc. ........ 6,758 520,704
3,013,191
Semiconductors & Semiconductor Equipment — 18.8%
Advanced Micro Devices, Inc.
(a)
.......... 39,646 18,877,443
Analog Devices, Inc. .................. 24,779 9,104,052
CEVA, Inc.
(a)
....................... 1,411 46,069
Intel Corp.
(a)
....................... 186,448 16,817,610
Lattice Semiconductor Corp.
(a)
........... 6,932 861,440
Microchip Technology, Inc. .............. 27,080 2,011,773
NVIDIA Corp. ...................... 90,151 18,097,813
QUALCOMM, Inc. ................... 53,718 7,929,314
Silicon Laboratories, Inc.
(a)
.............. 1,642 357,135
Texas Instruments, Inc. ................ 46,307 12,768,692
86,871,341
Software — 25.5%
A10 Networks, Inc. ................... 5,547 164,025
ACI Worldwide, Inc.
(a)
................. 3,252 186,437
Adobe, Inc.
(a)
....................... 20,586 5,154,940
Alarm.com Holdings, Inc.
(a)
............. 3,708 203,013
Alkami Technology, Inc.
(a)
.............. 1,995 36,249
Appian Corp. , Class A
(a)
............... 1,641 44,241
Atlassian Corp. , Class A
(a)
.............. 6,071 613,262
Autodesk, Inc.
(a)
..................... 10,717 2,509,921
AvePoint, Inc. , Class A
(a)
............... 5,468 71,248
Bentley Systems, Inc. , Class B ........... 6,050 214,412
BILL Holdings, Inc.
(a)
.................. 2,843 128,305
BlackLine, Inc.
(a)
.................... 1,536 48,230
C3.ai, Inc. , Class A
(a) (b)
................ 4,846 44,486
CCC Intelligent Solutions Holdings, Inc.
(a)
.... 17,973 109,456
Circle Internet Group, Inc. , Class A
(a)
....... 6,143 384,613
Clear Secure, Inc. , Class A ............. 7,356 406,346
Commvault Systems, Inc.
(a)
............. 1,552 182,826
Crowdstrike Holdings, Inc. , Class A
(a)
....... 77,870 14,862,268
Dropbox, Inc. , Class A
(a) (b)
.............. 5,292 172,308
Fortinet, Inc.
(a)
...................... 48,199 7,805,828
Freshworks, Inc. , Class A
(a)
............. 7,723 87,695
Gitlab, Inc. , Class A
(a)
................. 5,424 187,182
Guidewire Software, Inc.
(a)
.............. 2,742 416,620
HubSpot, Inc.
(a)
..................... 1,880 446,237
Intapp, Inc.
(a)
....................... 2,250 73,553
Intuit, Inc. ......................... 8,755 2,767,193
Life360, Inc.
(a)
...................... 3,964 214,254
Microsoft Corp. ..................... 44,376 20,622,415
nCino, Inc.
(a)
....................... 3,418 63,096
NCR Voyix Corp.
(a)
................... 4,448 36,785
Netskope, Inc. , Class A
(a)
............... 18,583 233,960
Security
Shares
Shares Value
Software (continued)
Nutanix, Inc. , Class A
(a)
................ 10,151 $ 599,011
Oracle Corp. ....................... 65,513 8,508,173
Palantir Technologies, Inc. , Class A
(a)
...... 111,880 13,767,953
Palo Alto Networks, Inc.
(a)
.............. 63,985 21,232,143
Pegasystems, Inc. ................... 3,449 105,367
Progress Software Corp.
(a)
.............. 1,573 63,848
Q2 Holdings, Inc.
(a)
................... 1,974 120,157
Qualys, Inc.
(a)
...................... 2,749 397,918
Red Violet, Inc.
(a)
.................... 487 33,788
Rubrik, Inc. , Class A
(a)
................. 5,761 416,866
SailPoint, Inc.
(a) (b)
.................... 5,180 86,869
Salesforce, Inc. ..................... 30,381 5,590,712
SentinelOne, Inc. , Class A
(a)
............. 25,205 480,407
ServiceNow, Inc.
(a)
................... 39,167 4,356,545
ServiceTitan, Inc. , Class A
(a)
............. 2,151 178,662
Sprinklr, Inc. , Class A
(a)
................ 4,698 29,879
Strategy, Inc. , Class A
(a)
............... 12,644 1,179,432
Tenable Holdings, Inc.
(a)
............... 8,508 277,701
Teradata Corp.
(a)
.................... 3,471 107,566
Varonis Systems, Inc. , Class B
(a)
.......... 8,614 344,129
Vertex, Inc. , Class A
(a)
................. 2,431 31,384
Workiva, Inc. , Class A
(a)
................ 1,628 97,354
Zscaler, Inc.
(a)
...................... 8,296 1,254,355
117,751,623
Specialized REITs — 1.7%
Digital Realty Trust, Inc. ............... 13,447 2,535,029
Equinix, Inc. ....................... 3,768 3,840,647
Iron Mountain, Inc. ................... 11,287 1,380,626
7,756,302
Technology Hardware, Storage & Peripherals — 7.7%
Apple, Inc. ........................ 60,161 18,584,335
Everpure, Inc. , Class A
(a)
............... 12,040 929,127
HP, Inc. .......................... 35,016 954,886
NetApp, Inc. ....................... 7,519 1,342,141
Sandisk Corp.
(a)
..................... 5,598 6,800,618
Western Digital Corp. ................. 13,077 7,124,873
35,735,980
Total Common Stocks — 99 .9%
(Cost: $ 326,492,699 ) .............................. 461,753,592
Rights
Biotechnology — 0.0%
Arcellx, Inc., CVR
(a)
.................. 4,317 302
Total Rights — 0.0%
(Cost: $ 302 ) .................................... 302
Total Long-Term Investments — 99.9%
(Cost: $ 326,493,001 ) .............................. 461,753,894

2026
iShares Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
July 31, 2026
iShares
®
U.S. Tech Breakthrough Multisector ETF

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 0.3%
(d)(e)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.81%
(f)
.................. 984,161 $ 984,456
BlackRock Cash Funds: Treasury, SL Agency
Shares , 3.65% ................... 471,771 471,771
Total Short-Term Securities — 0 .3%
(Cost: $ 1,455,758 ) ............................... 1,456,227
Total Investments — 100 .2%
(Cost: $ 327,948,759 ) .............................. 463,210,121
Liabilities in Excess of Other Assets — (0.2) % ............. (989,205)
Net Assets — 100.0% ...............................
$ 462,220,916
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
07/31/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/26
Shares
Held at
07/31/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 10,803,279 $ — $ (9,815,178)
(a)
$ (3,266) $ (379) $ 984,456 984,161 $ 82,860
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 530,167 — (58,396)
(a)
— — 471,771 471,771 18,425 —
$ (3,266) $ (379) $ 1,456,227 $ 101,285 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Russell 2000 E-Mini Index .................................................... 3 09/18/26 $ 441 $ (8,982)

Schedule of Investments
(continued)
July 31, 2026
iShares
®
U.S. Tech Breakthrough Multisector ETF
Schedule of Investments

Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... $ — $ — $ 8,982 $ — $ — $ — $ 8,982
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended July 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures c ontracts ....................... $ — $ — $ 134,040 $ — $ — $ — $ 134,040
Net Change in Unrealized Appreciation
(Depreciation) on:
Futures c ontracts ....................... $ — $ — $ (10,472) $ — $ — $ — $ (10,472)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 348,235
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 461,753,592 $ — $ — $ 461,753,592
Rights ................................................ — 302 — 302
Short-Term Securities
Money Market Funds ...................................... 1,456,227 — — 1,456,227
$ 463,209,819 $ 302 $ — $ 463,210,121
Derivative Financial Instruments
(a)
Liabilities
Equity contracts ........................................... $ (8,982) $ — $ — $ (8,982)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Statements of Assets and Liabilities

July 31, 2026
2026
iShares Annual Financial Statements and Additional Information

See notes to financial statements.
iShares MSCI
USA Small-Cap
Min Vol Factor
ETF
iShares U.S.
Equity Factor
ETF
iShares U.S.
Small-Cap
Equity Factor
ETF
iShares
U.S. Tech
Breakthrough
Multisector ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
......................................... $ 288,122,220 $ 3,575,474,513 $ 4,061,804,537 $ 461,753,894
Investments, at value — affiliated
(c)
............................................ 10,664,363 14,036,394 278,256,402 1,456,227
Cash pledged:
Collateral — OTC derivatives .............................................. 3,585 — 430,000 —
Futures contracts ...................................................... 19,000 302,000 291,000 36,000
Receivables: – – – –
Investment s sold ...................................................... 31,078 — — —
Securities lending income — affiliated ........................................ 3,716 2,640 176,941 3,126
Swaps   ............................................................ 64 — 43,931 —
Dividends — unaffiliated ................................................. 189,789 2,048,432 1,223,685 88,998
Dividends — affiliated ................................................... 2,452 9,257 109,924 1,361
Variation margin on futures contracts ......................................... — 22,667 — —
Unrealized appreciation on: – – – –
OTC swaps .......................................................... 6,483 — 1,346,998 —
Total a ssets ...........................................................
299,042,750 3,591,895,903 4,343,683,418 463,339,606
LIABILITIES
Bank overdraft .......................................................... — — 47,109 —
Cash received:
Collateral — OTC derivatives .............................................. — — 830,000 —
Collateral on securities loaned ............................................... 10,018,311 7,090,428 243,259,345 996,784
Payables: – – – –
Investment advisory fees ................................................. 49,131 240,446 524,419 119,537
Variation margin on futures contracts ......................................... 1,583 — 14,645 2,369
Unrealized depreciation on: – – – –
OTC swaps .......................................................... 11,939 — 1,564,768 —
Total li abilities ..........................................................
10,080,964 7,330,874 246,240,286 1,118,690
Commitments and contingent liabilities — — — —
NET ASSETS ..........................................................
$ 288,961,786 $ 3,584,565,029 $ 4,097,443,132 $ 462,220,916
NET ASSETS CONSIST OF:
Paid-in capital .......................................................... $ 353,595,829 $ 2,615,381,751 $ 3,563,065,027 $ 365,902,748
Accumulated earnings (loss) ................................................ (64,634,043) 969,183,278 534,378,105 96,318,168
NET ASSETS ..........................................................
$ 288,961,786 $ 3,584,565,029 $ 4,097,443,132 $ 462,220,916
NET ASSET VALUE
Shares outstanding ......................................................
6,150,000 47,150,000 47,550,000 6,600,000
Net asset value .........................................................
$ 46.99 $ 76.02 $ 86.17 $ 70.03
Shares authorized .......................................................
Unlimited Unlimited Unlimited Unlimited
Par value .............................................................
None None None None
(a)
  Investments, at cost — unaffiliated ....................................... $ 249,277,351 $ 2,482,076,480 $ 3,435,967,094 $ 326,493,001
(b)
  Securities loaned, at value ............................................ $ 9,663,089 $ 7,010,492 $ 232,207,012 $ 934,290
(c)
  Investments, at cost — affiliated ......................................... $ 10,659,557 $ 12,469,001 $ 278,225,805 $ 1,455,758

Statements of Operations
Year Ended July 31, 2026

Statements of Operations
See notes to financial statements.
iShares MSCI
USA Small-Cap
Min Vol Factor
ETF
iShares U.S.
Equity Factor ETF
iShares U.S.
Small-Cap Equity
Factor ETF
iShares U.S. Tech
Breakthrough
Multisector ETF
INVESTMENT INCOME – – – –
Dividends — unaffiliated ........................................... $ 5,594,474 $ 38,870,576 $ 38,332,525 $ 2,736,255
Dividends — affiliated ............................................. 27,453 253,842 902,707 18,425
Interest — unaffiliated ............................................. 6,126 12,968 28,803 2,020
Securities lending income — affiliated — net ............................. 134,522 56,446 1,365,558 82,860
Foreign taxes withheld ............................................ — (7,994) (127,285) —
Total investment income .............................................
5,762,575 39,185,838 40,502,308 2,839,560
EXPENSES
Investment advisory .............................................. 591,152 2,481,304 4,658,014 1,339,264
Interest expense ................................................ — 239 2,187 —
Total expenses ...................................................
591,152 2,481,543 4,660,201 1,339,264
Net investment income ..............................................
5,171,423 36,704,295 35,842,107 1,500,296
REALIZED AND UNREALIZED GAIN (LOSS) $ 37,909,906 $ 460,392,128 $ 635,430,120 $ 90,183,600
Net realized gain (loss) from:
Investments — unaffiliated ....................................... (1,517,354) (24,713,320) 26,594,105 (11,066,446)
Investments — affiliated ......................................... 4,332 (22,255) (40,220) (3,266)
Foreign currency transactions ..................................... — (91) — —
Futures contracts .............................................. 105,085 783,288 1,214,207 134,040
In-kind redemptions — unaffiliated
(a)
................................. 13,370,022 120,637,293 177,302,719 81,086,796
In-kind redemptions — affiliated
(a)
................................... — 111,771 — —
Payment by affiliate ............................................ — — 1,040 —
Swaps   .................................................... 43,228 — 3,958,972 —
12,005,313 96,796,686 209,030,823 70,151,124
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ....................................... 25,909,859 364,215,706 426,530,052 20,043,327
Investments — affiliated ......................................... (3,355) (521,508) 8,082 (379)
Futures contracts .............................................. 3,547 (98,754) (1,537) (10,472)
Swaps   .................................................... (5,456) — (137,300) —
25,904,595 363,595,444 426,399,297 20,032,476
Net realized and unrealized gain .......................................
37,909,908 460,392,130 635,430,120 90,183,600
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..............
$ 43,081,331 $ 497,096,425 $ 671,272,227 $ 91,683,896
(a)
See Note 2 of the Notes to Financial Statements.

Statements of Changes in Net Assets

2026
iShares Annual Financial Statements and Additional Information

See notes to financial statements.
iShares MSCI USA Small-Cap Min Vol Factor
ETF iShares U.S. Equity Factor ETF
Year Ended
07/31/26
Year Ended
07/31/25
Year Ended
07/31/26
Year Ended
07/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................ $ 5,171,423 $ 5,618,078 $ 36,704,295 $ 30,305,972
Net realized gain ................................................ 12,005,313 126,485,779 96,796,686 77,667,781
Net change in unrealized appreciation (depreciation) ........................ 25,904,595 (131,333,298) 363,595,444 276,194,263
Net increase in net assets resulting from operations ...........................
43,081,331 770,559 497,096,425 384,168,016
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders .................
(5,306,487) (6,621,361) (35,940,387) (29,630,368)
CAPITAL SHARE TRANSACTIONS
$ – $ – $ – $ –
Net increase (decrease) in net assets derived from capital share transactions .........
(74,314,395) (502,313,634) 423,558,618 294,287,203
NET ASSETS
Total increase (decrease) in net assets ................................... (36,539,551) (508,164,436) 884,714,656 648,824,851
Beginning of year ..................................................
325,501,337 833,665,773 2,699,850,373 2,051,025,522
End of year ......................................................
$ 288,961,786 $ 325,501,337 $ 3,584,565,029 $ 2,699,850,373
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Statements of Changes in Net Assets
(continued)

Statements of Changes in Net Assets
See notes to financial statements.
iShares U.S. Small-Cap Equity Factor ETF
iShares U.S. Tech Breakthrough Multisector
ETF
Year Ended
07/31/26
Year Ended
07/31/25
Year Ended
07/31/26
Year Ended
07/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................ $ 35,842,107 $ 21,735,907 $ 1,500,296 $ 1,511,880
Net realized gain ................................................ 209,030,823 47,249,742 70,151,124 39,612,264
Net change in unrealized appreciation (depreciation) ........................ 426,399,297 24,658,132 20,032,476 30,301,448
Net increase in net assets resulting from operations ...........................
671,272,227 93,643,781 91,683,896 71,425,592
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders .................
(34,452,005) (21,630,975) (1,534,437) (1,589,134)
CAPITAL SHARE TRANSACTIONS
$ – $ – $ – $ –
Net increase (decrease) in net assets derived from capital share transactions .........
1,524,642,856 636,716,051 (67,088,477) (40,399,047)
NET ASSETS
Total increase in net assets ........................................... 2,161,463,078 708,728,857 23,060,982 29,437,411
Beginning of year ..................................................
1,935,980,054 1,227,251,197 439,159,934 409,722,523
End of year ......................................................
$ 4,097,443,132 $ 1,935,980,054 $ 462,220,916 $ 439,159,934
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)
2026
iShares Annual Financial Statements and Additional Information

iShares MSCI USA Small-Cap Min Vol Factor ETF
Year Ended
07/31/26
Year Ended
07/31/25
Year Ended
07/31/24
Year Ended
07/31/23
Year Ended
07/31/22
Net asset value, beginning of year .................................
$ 41.47  $ 39.98  $ 35.17  $ 35.91  $ 37.96
Net investment income
(a)
........................................
0 .77  0 .73  0 .55  0 .68  0 .47
Net realized and unrealized gain (loss)
(b)
..............................
5.53  1.65  4.81  (0.76) (2.04)
Net increase (decrease) from investment operations ....................... 6.30  2.38  5.36  (0.08) (1.57)
Distributions from net investment income
(c)
........................... (0.78) (0.89) (0.55) (0.66) (0.48)
Net asset value, end of year ...................................... $ 46.99  $ 41.47  $ 39.98  $ 35.17  $ 35.91
Total Return
(d)
Based on net asset value ......................................... 15.34% 5.95% 15.49% (0.12)% (4.17)%
Ratios to Average Net Assets
(e)
Total expen ses ................................................
0.20% 0.20% 0.20% 0.20% 0.20%
Net investment income ...........................................
1.75% 1.75% 1.54% 1.96% 1.27%
Supplemental Data
Net assets, end of year (000) ....................................... $ 288,962  $ 325,501  $ 833,666  $ 828,286  $ 770,168
Portfolio turnover rate
(f)
........................................... 49% 43% 44% 58% 51%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
iShares U.S. Equity Factor ETF
Year Ended
07/31/26
Year Ended
07/31/25
Year Ended
07/31/24
Year Ended
07/31/23
Year Ended
07/31/22
Net asset value, beginning of year .................................
$ 65.53  $ 56.50  $ 46.09  $ 41.49  $ 43.64
Net investment income
(a)
........................................
0 .83  0 .79  0 .73  0 .72  0 .65
Net realized and unrealized gain (loss)
(b)
..............................
10.48  9.01  10.39  4.59  (2.19)
Net increase (decrease) from investment operations ....................... 11.31  9.80  11.12  5.31  (1.54)
Distributions from net investment income
(c)
........................... (0.82) (0.77) (0.71) (0.71) (0.61)
Net asset value, end of year ...................................... $ 76.02  $ 65.53  $ 56.50  $ 46.09  $ 41.49
Total Return
(d)
Based on net asset value ......................................... 17.38% 17.48% 24.38% 13.09% (3.58)%
Ratios to Average Net Assets
(e)
Total expen ses ................................................
0.08% 0.08% 0.08% 0.08% 0.16%
Net investment income ...........................................
1.18% 1.31% 1.46% 1.75% 1.50%
Supplemental Data
Net assets, end of year (000) ....................................... $ 3,584,565  $ 2,699,850  $ 2,051,026  $ 1,431,011  $ 1,171,976
Portfolio turnover rate
(f)
........................................... 21% 20% 21% 21% 95%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2026
iShares Annual Financial Statements and Additional Information

iShares U.S. Small-Cap Equity Factor ETF
Year Ended
07/31/26
Year Ended
07/31/25
Year Ended
07/31/24
Year Ended
07/31/23
Year Ended
07/31/22
Net asset value, beginning of year ................................
$ 69.27  $ 65.63  $ 56.59  $ 51.72  $ 54.65
Net investment income
(a)
.......................................
0 .91  0 .93  0 .80  0 .81  0 .56
Net realized and unrealized gain (loss)
(b)
.............................
16.87  3.65  8.83  4.87  (2.84)
Net increase (decrease) from investment operations ...................... 17.78  4.58  9.63  5.68  (2.28)
Distributions from net investment income
(c)
.......................... (0.88) (0.94) (0.59) (0.81) (0.65)
Net asset value, end of year ..................................... $ 86.17  $ 69.27  $ 65.63  $ 56.59  $ 51.72
Total Return
(d)
Based on net asset value ........................................ 25.83%
(e)
7.03% 17.19% 11.23% (4.23)%
Ratios to Average Net Assets
(f)
Total expen ses ...............................................
0.15% 0.15% 0.15% 0.21% 0.30%
Net investment income ..........................................
1.15% 1.40% 1.39% 1.58% 1.04%
Supplemental Data
Net assets, end of year (000) ...................................... $ 4,097,443  $ 1,935,980  $ 1,227,251  $ 814,868  $ 990,459
Portfolio turnover rate
(g)
.......................................... 27% 24% 23% 108% 46%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
iShares U.S. Tech Breakthrough Multisector ETF
Year Ended
07/31/26
Year Ended
07/31/25
Year Ended
07/31/24
Year Ended
07/31/23
Year Ended
07/31/22
Net asset value, beginning of year .................................
$ 57.78  $ 49.07  $ 39.40  $ 30.87  $ 41.17
Net investment income
(a)
........................................
0 .21  0 .19  0 .14  0 .15  0 .15
Net realized and unrealized gain (loss)
(b)
..............................
12.25  8.72  9.64  8.53  (10.29)
Net increase (decrease) from investment operations ....................... 12.46  8.91  9.78  8.68  (10.14)
Distributions from net investment income
(c)
........................... (0.21) (0.20) (0.11) (0.15) (0.16)
Net asset value, end of year ...................................... $ 70.03  $ 57.78  $ 49.07  $ 39.40  $ 30.87
Total Return
(d)
Based on net asset value ......................................... 21.62% 18.20% 24.84% 28.28% (24.71)%
Ratios to Average Net Assets
(e)
Total expen ses ................................................
0.30% 0.30% 0.39% 0.40% 0.40%
Total expenses after fees waived ....................................
0.30% 0.30% 0.30% 0.30% 0.30%
Net investment income ...........................................
0.34% 0.36% 0.31% 0.47% 0.41%
Supplemental Data
Net assets, end of year (000) ....................................... $ 462,221  $ 439,160  $ 409,723  $ 317,190  $ 345,719
Portfolio turnover rate
(f)
........................................... 15% 15% 15% 21% 10%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Notes to Financial Statements
2026
iShares Annual Financial Statements and Additional Information

1. ORGANIZATION
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The
Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
2. Significant Accounting Policies
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses)
on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: Certain Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of  July 31, 2026 , if any, are disclosed in the Statements of Assets and Liabilities.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash: The Funds may maintain cash at their custodian, which at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds.
Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
iShares ETF
Diversification
Classification
MSCI USA Small-Cap Min Vol Factor ....................................................................................... Diversified
U.S. Equity Factor .................................................................................................... Diversified
U.S. Small-Cap Equity Factor ............................................................................................ Diversified
U.S. Tech Breakthrough Multisector ........................................................................................ Diversified

Notes to Financial Statements
(continued)

Notes to Financial Statements
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The
Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
Segment Reporting: The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within each Fund’s financial statements.
Recent Accounting Standard: The Funds adopted Financial Accounting Standards Board Update 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax
Disclosures (“ASU 2023-09”) during the period. ASU 2023-09 enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The
Funds’ adoption of the new standard did not have a material impact on financial statement disclosures and did not affect each Fund’s financial position or results of operations.
3. Investment Valuation and Fair Value Measurements
Investment Valuation Policies:  Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the
Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust  (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Equity investments (except ETF options, equity index options or those that are customized) traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation or last available bid (long positions) or ask (short positions) price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).
The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies

Notes to Financial Statements
(continued)
2026
iShares Annual Financial Statements and Additional Information

or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. Securities and Other Investments
Securities Lending:  Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default
(including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following tables are summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
(a)
Net Amount
MSCI USA Small-Cap Min Vol Factor
Barclays Bank plc ...................................... $ 54,756 $ (54,756) $ – $ –
BNP Paribas SA ....................................... 373,118 (373,118) – –
Citigroup Global Markets, Inc. .............................. 1,739,470 (1,729,909) – 9,561
(b)
Goldman Sachs International .............................. 476,314 (476,314) – –
J.P. Morgan Securities LLC ............................... 3,998,852 (3,998,852) – –
Mizuho Securities USA LLC ............................... 109,661 (109,661) – –
Morgan Stanley ....................................... 1,040,528 (1,040,528) – –
National Financial Services LLC ............................ 161,634 (161,634) – –
Scotia Capital (USA), Inc. ................................ 5,767 (5,767) – –
SG Americas Securities LLC .............................. 443,456 (443,456) – –
UBS AG ............................................ 438,416 (438,416) – –
Wells Fargo Bank N.A. .................................. 799,680 (799,680) – –
Wells Fargo Securities LLC ............................... 21,437 (21,437) – –
$ 9,663,089 $ (9,653,528) $ – $ 9,561
U.S. Equity Factor
BNP Paribas SA ....................................... $ 13,923 $ (13,923) $ – $ –
Citigroup Global Markets, Inc. .............................. 5,130,723 (5,130,723) – –
HSBC Bank plc ....................................... 1,168,183 (1,168,183) – –
J.P. Morgan Securities LLC ............................... 695,568 (695,568) – –
Wells Fargo Securities LLC ............................... 2,095 (2,095) – –
$ 7,010,492 $ (7,010,492) $ – $ –
U.S. Small-Cap Equity Factor
Barclays Bank plc ...................................... $ 9,627,059 $ (9,627,059) $ – $ –
BNP Paribas SA ....................................... 21,427,563 (21,427,563) – –
BofA Securities, Inc. .................................... 29,192,775 (29,192,775) – –
Citadel Clearing LLC .................................... 377,901 (377,901) – –
Citigroup Global Markets, Inc. .............................. 17,677,676 (17,677,676) – –
Deutsche Bank Securities, Inc. ............................. 1,726,592 (1,726,592) – –
Goldman Sachs & Co. LLC ............................... 13,579,518 (13,579,518) – –
Goldman Sachs International .............................. 26,382,848 (26,382,848) – –
HSBC Bank plc ....................................... 8,344,468 (8,344,468) – –
ING Financial Markets LLC ............................... 49,120 (49,120) – –
J.P. Morgan Securities LLC ............................... 59,217,403 (59,217,403) – –

Notes to Financial Statements
(continued)

Notes to Financial Statements
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. Derivative Financial Instruments
The Funds engage in various portfolio investment strategies using derivative contracts to increase the returns of the Funds and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).
Futures Contracts:  Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
(a)
Net Amount
U.S. Small-Cap Equity Factor (continued)
Jefferies LLC ......................................... 1,524,159 (1,524,159) – –
Mizuho Securities USA LLC ............................... 67,536 (67,536) – –
Morgan Stanley ....................................... 13,339,937 (13,339,937) – –
National Bank Financial, Inc. .............................. 6,111,868 (6,111,868) – –
National Financial Services LLC ............................ 4,005,372 (4,005,372) – –
Natixis SA ........................................... 1,330,319 (1,330,319) – –
Pershing LLC ......................................... 155,585 (155,585) – –
RBC Capital Markets LLC ................................ 132,932 (132,932) – –
Scotia Capital (USA), Inc. ................................ 684,722 (684,722) – –
SG Americas Securities LLC .............................. 963,888 (963,888) – –
State Street Bank & Trust Co. .............................. 566,411 (566,411) – –
TD Securities (USA) LLC ................................. 200,575 (200,575) – –
UBS AG ............................................ 6,108,316 (6,108,316) – –
UBS Securities LLC .................................... 1,366,307 (1,366,307) – –
Virtu Americas LLC ..................................... 1,115,259 (1,115,259) – –
Wells Fargo Bank N.A. .................................. 3,917,864 (3,917,864) – –
Wells Fargo Securities LLC ............................... 3,013,039 (3,013,039) – –
$ 232,207,012 $ (232,207,012) $ – $ –
U.S. Tech Breakthrough Multisector
Barclays Bank plc ...................................... $ 57,356 $ (57,356) $ – $ –
BNP Paribas SA ....................................... 11,096 (11,096) – –
BofA Securities, Inc. .................................... 308,134 (308,134) – –
Citigroup Global Markets, Inc. .............................. 6,150 (6,150) – –
HSBC Bank plc ....................................... 76,822 (76,331) – 491
(b)
J.P. Morgan Securities LLC ............................... 332,971 (332,971) – –
Jefferies LLC ......................................... 26,023 (26,023) – –
Morgan Stanley ....................................... 108,625 (108,625) – –
UBS AG ............................................ 5,334 (4,702) – 632
Wells Fargo Securities LLC ............................... 1,779 (1,779) – –
$ 934,290 $ (933,167) $ – $ 1,123
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Funds' Statements of Assets and Liabilities.
(b)
The market value of the loaned securities is determined as of July 31, 2026. Additional collateral is delivered to each Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.

Notes to Financial Statements
(continued)
2026
iShares Annual Financial Statements and Additional Information

Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Funds and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statements of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC swaps in the Statements of Assets and Liabilities. Payments received or paid are recorded in the Statements of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds’ basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
Equity swaps are entered into to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).
Equity swaps are designed to function as direct economic investments in long or short equity positions. This means that the Fund will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty. Benefits and risks include capital appreciation
(depreciation), corporate actions and dividends received and paid. Equity swaps incur interest charges and credits (“financing fees”) related to the notional value of the position. These interest charges and credits are based on a specified benchmark rate plus or minus a spread.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Statements of Assets and
Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help mitigate its counterparty risk, a Fund may enter into an International
Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master
Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the
right of offset in bankruptcy, insolvency, or other events.
For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement, and comparing that amount to the value of any collateral currently pledged by a fund and the counterparty.
Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately in the Statements of
Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from the counterparty are not fully collateralized, each Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty, each Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, each Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of
Assets and Liabilities.
6. Investment Advisory Agreement and Other Transactions with Affiliates
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the  Trust , BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees ).
For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:
iShares ETF Investment Advisory Fees
MSCI USA Small-Cap Min Vol Factor .................................................................................... 0.20%
U.S. Equity Factor ................................................................................................. 0.08
U.S. Small-Cap Equity Factor ......................................................................................... 0.15
U.S. Tech Breakthrough Multisector ..................................................................................... 0.30

Notes to Financial Statements
(continued)

Notes to Financial Statements
Distributor: BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A.
(“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds:
Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash
Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock
Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 81% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares
ETF Complex in that calendar year exceeds a specific threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year
84% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the year ended July
31, 2026, the Funds paid BTC the following amounts for securities lending agent services:
Trustees and Officers: Certain trustees  and/or officers of the  Trust  are directors and/or officers of BlackRock or its affiliates.
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by
Rule 17a-7.
For the year ended July 31, 2026, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:
For the year ended July 31, 2026, iShares U.S. Small-Cap Equity Factor ETF received a reimbursement of $1,040 from an affiliate, which is included in payment by affiliate in the Statements of Operations, related to an operating event.
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
iShares ETF Amounts
MSCI USA Small-Cap Min Vol Factor ........................................................................................... $ 34,759
U.S. Equity Factor ........................................................................................................ 22,132
U.S. Small-Cap Equity Factor ................................................................................................ 400,683
U.S. Tech Breakthrough Multisector ............................................................................................ 22,298
iShares ETF Purchases Sales
Net Realized
Gain (Loss)
MSCI USA Small-Cap Min Vol Factor ........................................................ $ 38,133,245 $ 24,117,152 $ (1,931,616)
U.S. Equity Factor ..................................................................... 430,164,006 221,672,834 (17,489,078)
U.S. Small-Cap Equity Factor ............................................................. 296,253,603 249,636,986 4,003,960
U.S. Tech Breakthrough Multisector ......................................................... 34,858,697 34,475,015 (6,167,928)

Notes to Financial Statements
(continued)
2026
iShares Annual Financial Statements and Additional Information

7. Purchases and Sales
For the year ended July 31, 2026, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
For the year ended July 31, 2026, in-kind transactions were as follows:
8. Income Tax Information
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal
Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of July 31, 2026, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of July 31, 2026, permanent differences attributable to realized gains (losses) from in-kind redemptions were reclassified to the following accounts:
The tax character of distributions paid was as follows:
iShares ETF Purchases Sales
MSCI USA Small-Cap Min Vol Factor ........................................................................ $ 145,096,249 $ 146,011,287
U.S. Equity Factor ..................................................................................... 665,063,486 662,422,520
U.S. Small-Cap Equity Factor ............................................................................. 870,901,477 821,181,254
U.S. Tech Breakthrough Multisector ......................................................................... 72,104,271 69,071,326
iShares ETF
In-kind
Purchases
In-kind
Sales
MSCI USA Small-Cap Min Vol Factor ........................................................................ $ — $ 72,289,410
U.S. Equity Factor ..................................................................................... 705,215,757 282,203,273
U.S. Small-Cap Equity Factor ............................................................................. 1,784,507,017 323,183,518
U.S. Tech Breakthrough Multisector ......................................................................... 73,247,947 143,165,395
iShares ETF Paid-in Capital
Accumulated
Earnings (Loss)
MSCI USA Small-Cap Min Vol Factor ............................................................. $ 13,300,908 $ (13,300,908)
U.S. Equity Factor .......................................................................... 120,693,311 (120,693,311)
U.S. Small-Cap Equity Factor .................................................................. 177,070,137 (177,070,137)
U.S. Tech Breakthrough Multisector .............................................................. 81,083,070 (81,083,070)
iShares ETF
Year Ended
07/31/26
Year Ended
07/31/25
MSCI USA Small-Cap Min Vol Factor
Ordinary income ........................................................................................... $ 5,306,487 $ 6,621,361
U.S. Equity Factor
Ordinary income ........................................................................................... $ 35,940,387 $ 29,630,368
U.S. Small-Cap Equity Factor
Ordinary income ........................................................................................... $ 34,452,005 $ 21,630,975
U.S. Tech Breakthrough Multisector
Ordinary income ........................................................................................... $ 1,534,437 $ 1,589,134

Notes to Financial Statements
(continued)

Notes to Financial Statements
As of July 31, 2026, the tax components of accumulated earnings (loss) were as follows:
(a)
Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains (losses) on certain futures contracts, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies, the timing and recognition of partnership income, the accounting for swap agreements and the undistributed capital gains from underlying REIT investments.
For the year ended July 31, 2026, the Funds listed below utilized the following amounts of their respective capital loss carryforwards:
As of July 31, 2026, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. Principal Risks
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Funds are not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A
Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests. A Fund’s ability to value its investments may also be impacted by technological issues and/
or errors by pricing services or other third-party service providers.
The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore each Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by each Fund, and each
Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk:  The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and
iShares ETF
Undistributed
Ordinary
Income
Non-Expiring
Capital Loss
Carryforwards
(a)
Net Unrealized
Gains (Losses)
(b)
Total
MSCI USA Small-Cap Min Vol Factor ........................................... $ 469,139 $ (102,764,256) $ 37,661,074 $ (64,634,043)
U.S. Equity Factor ........................................................ 4,703,608 (125,470,790) 1,089,950,460 969,183,278
U.S. Small-Cap Equity Factor ................................................ 6,367,150 (72,010,497) 600,021,452 534,378,105
U.S. Tech Breakthrough Multisector ............................................ 145,008 (38,563,196) 134,736,356 96,318,168
iShares ETF Utilized
U.S. Small-Cap Equity Factor ............................................................................................ $ 37,525,250
iShares ETF Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
MSCI USA Small-Cap Min Vol Factor .................................... $ 261,125,509 $ 53,918,829 $ (16,257,755) $ 37,661,074
U.S. Equity Factor ................................................. 2,499,560,447 1,161,426,206 (71,475,746) 1,089,950,460
U.S. Small-Cap Equity Factor ......................................... 3,740,039,487 850,715,084 (250,693,632) 600,021,452
U.S. Tech Breakthrough Multisector ..................................... 328,473,765 154,434,760 (19,698,404) 134,736,356

Notes to Financial Statements
(continued)
2026
iShares Annual Financial Statements and Additional Information

receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
10. Capital Share Transactions
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming
Year Ended
07/31/26
Year Ended
07/31/25
iShares ETF Shares Amount Shares Amount
MSCI USA Small-Cap Min Vol Factor
Shares sold — $ — 1,050,000 $ 43,336,860
Shares redeemed
(1,700,000) (74,314,395) (14,050,000) (545,650,494)
(1,700,000) $ (74,314,395) (13,000,000) $ (502,313,634)
U.S. Equity Factor
Shares sold 10,050,000 $ 706,883,372 9,000,000 $ 538,944,189
Shares redeemed
(4,100,000) (283,324,754) (4,100,000) (244,656,986)
5,950,000 $ 423,558,618 4,900,000 $ 294,287,203
U.S. Small-Cap Equity Factor
Shares sold 23,750,000 $ 1,841,066,394 13,300,000 $ 880,619,247
Shares redeemed
(4,150,000) (316,423,538) (4,050,000) (243,903,196)
19,600,000 $ 1,524,642,856 9,250,000 $ 636,716,051
U.S. Tech Breakthrough Multisector
Shares sold 1,150,000 $ 73,365,443 1,050,000 $ 55,102,966
Shares redeemed
(2,150,000) (140,453,920) (1,800,000) (95,502,013)
(1,000,000) $ (67,088,477) (750,000) $ (40,399,047)

Notes to Financial Statements
(continued)

Notes to Financial Statements
Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized
Participant, each Fund’s custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund
Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or
Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
11. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

Report of Independent Registered Public Accounting Firm
2026
iShares Annual Financial Statements and Additional Information

To the Board of Trustees of
iShares Trust and Shareholders of each of the four funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (four of the funds constituting iShares Trust, hereafter collectively referred to as the “Funds”) as of July 31, 2026, the related statements of operations for the year ended July 31, 2026, the statements of changes in net assets for each of the two years in the period ended July 31, 2026, including the related notes, and the financial highlights for each of the five years in the period ended July 31, 2026 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of July 31, 2026, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended July 31, 2026 and each of the financial highlights for each of the five years in the period ended July 31, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the
PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.
Our procedures included confirmation of securities owned as of July 31, 2026 by correspondence with the custodian, transfer agent and brokers. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
September 23, 2026
We have served as the auditor of one or more BlackRock investment companies since 2000.
iShares MSCI USA Small-Cap Min Vol Factor ETF
iShares U.S. Equity Factor ETF
iShares U.S. Small-Cap Equity Factor ETF
iShares U.S. Tech Breakthrough Multisector ETF

Important Tax Information
(unaudited)

Important Tax Information
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified dividend income for individuals for the fiscal year ended July 31, 2026:
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified business income for individuals for the fiscal year ended July 31, 2026:
The Funds hereby designate the following amounts, or maximum amounts allowable by law, of distributions from direct federal obligation interest for the fiscal year ended July
31, 2026:
The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.
The following percentages, or maximum percentages allowable by law, of ordinary income distributions paid during the fiscal year ended July 31, 2026 qualified for the dividends-received deduction for corporate shareholders:
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended July 31, 2026:
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended July 31, 2026:
iShares ETF
Qualified Dividend
Income
MSCI USA Small-Cap Min Vol Factor ..................................................................................... $ 4,187,124
U.S. Equity Factor .................................................................................................. 36,557,495
U.S. Small-Cap Equity Factor .......................................................................................... 28,733,006
U.S. Tech Breakthrough Multisector ...................................................................................... 2,564,583
iShares ETF
Qualified Business
Income
MSCI USA Small-Cap Min Vol Factor ..................................................................................... $ 1,711,679
U.S. Equity Factor .................................................................................................. 1,885,394
U.S. Small-Cap Equity Factor .......................................................................................... 5,261,930
U.S. Tech Breakthrough Multisector ...................................................................................... 93,880
iShares ETF Federal Obligation Interest
MSCI USA Small-Cap Min Vol Factor ..................................................................................... $ 12,944
U.S. Equity Factor .................................................................................................. 61,662
U.S. Small-Cap Equity Factor .......................................................................................... 425,626
U.S. Tech Breakthrough Multisector ...................................................................................... 8,688
iShares ETF
Dividends-Received
Deduction
MSCI USA Small-Cap Min Vol Factor ..................................................................................... 72.45%
U.S. Equity Factor .................................................................................................. 96.07
U.S. Small-Cap Equity Factor .......................................................................................... 70.08
U.S. Tech Breakthrough Multisector ...................................................................................... 100.00
iShares ETF Interest Dividends
MSCI USA Small-Cap Min Vol Factor ..................................................................................... $ 27,404
U.S. Equity Factor .................................................................................................. 130,543
U.S. Small-Cap Equity Factor .......................................................................................... 901,082
U.S. Tech Breakthrough Multisector ...................................................................................... 18,392
iShares ETF
Interest-Related
Dividends
MSCI USA Small-Cap Min Vol Factor ..................................................................................... $ 27,453
U.S. Equity Factor .................................................................................................. 130,779
U.S. Small-Cap Equity Factor .......................................................................................... 902,707
U.S. Tech Breakthrough Multisector ...................................................................................... 18,425

Additional Information
2026
iShares Annual Financial Statements and Additional Information

Premium/Discount Information
Information on the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com .
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com . Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
•   Go to icsdelivery.com .
•   If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust's policies and procedures with respect to the disclosure of each Fund’s portfolio securities is available in each Fund's Prospectus. Each Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com .

Board Review and Approval of Investment Advisory Contract

Board Review and Approval of Investment Advisory Contract
iShares MSCI USA Small-Cap Min Vol Factor ETF, iShares U.S. Equity Factor ETF, iShares U.S. Small-Cap Equity Factor ETF, iShares U.S. Tech Breakthrough
Multisector ETF (each the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not
“interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment
Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess the services of BFA and its affiliates to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board
Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 11, 2026 and May 21, 2026, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meetings, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 10-11, 2026, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates if any; and (vi) other benefits to BFA and/or its affiliates.
The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The
Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds. In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended
December 31, 2025, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and platform and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the ETF business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding the investment performance of iShares funds, investment and risk management processes and strategies provided at the May
11, 2026 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business and ETF platform.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Board Review and Approval of Investment Advisory Contract
(continued)
2026
iShares Annual Financial Statements and Additional Information

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology (including refinements to the methodology from prior years) and profitability presentation. The
Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the ETF business by BFA and its affiliates, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders to further improve product quality, enhance and strengthen the ETF ecosystem and the ETF platform and to pursue continual advancement of the overall investor experience. With respect to applicable funds, the 15(c) Committee and the Board reviewed information with respect to management fees having been set at levels that anticipate scale over time. In addition, the 15(c) Committee and the Board reviewed information with respect to certain benefits to iShares funds’ shareholders as a result of BlackRock’s overall size and global platform. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.
The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), and payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services. The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the
Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the
Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by
BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Solutions Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board further noted that certain index providers pay a fee or reimburse a portion of the costs of BFA and/or its affiliates of certain co-marketing activities that promote products and strategic initiatives that incorporate the index providers’ logos and branding. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board also considered other indirect and intangible benefits to BlackRock as a result of its advisory relationships with the Fund, including without limitation, BlackRock’s potential benefits to its profile and standing in the investment community as a result of providing investment advisory services to the iShares funds.

Board Review and Approval of Investment Advisory Contract
(continued)

Board Review and Approval of Investment Advisory Contract
The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

Glossary of Terms Used in these Financial Statements
2026
iShares Annual Financial Statements and Additional Information

Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
CVR Contingent Value Rights
FEDL01 USD - 1D Overnight Fed Funds Effective Rate
MSCI Morgan Stanley Capital International
Nasdaq National Association of Securities Dealers Automated Quotations
NVS Non-Voting Shares
OBFR01 USD - 1D Overnight Bank Funding Rate
REIT Real Estate Investment Trust

Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI, Inc., STOXX Ltd., or ICE Data
Indices LLC nor do these companies make any representation regarding the advisability of investing in the iShares
Funds. BlackRock is not affiliated with the companies listed above.
©2026 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc.
or its subsidiaries. All other marks are the property of their respective owners.

Item 8 – Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7
Item 9 – Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 – Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 – Statement Regarding Basis for Approval of Investment Advisory Contract – See Item 7

Item 12 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable
Item 13 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable
Item 14 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable
Item 15 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.
Item 16 – Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”).
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 17 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable
Item 18 – Recovery of Erroneously Awarded Compensation – Not Applicable
Item 19 – Exhibits attached hereto
              (a)(1) Code of Ethics – See Item 2
              (a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable
              (a)(3) Section 302 Certifications are attached
(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable
(a)(5) Change in registrant’s independent public accountant – Not Applicable
(b) Section 906 Certifications are attached
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
iShares Trust

By:     /s/ Jessica Tan
Jessica Tan
President (principal executive officer) of
          iShares Trust

Date: September 23, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ Jessica Tan
Jessica Tan
President (principal executive officer) of
          iShares Trust

Date: September 23, 2026

By:     /s/ Trent Walker
          Trent Walker
Treasurer and Chief Financial Officer (principal financial officer) of
iShares Trust

Date: September 23, 2026